UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Alternative Asset Allocation Plus VIP

	Shares	Value ($)

Equity Funds 62.1%
DWS Commodity Securities Fund "Institutional"	6,273	17,438
DWS Disciplined Market Neutral Fund "Institutional"	3,773	34,412
DWS Emerging Markets Equity Fund "Institutional"	1,776	17,560
DWS Gold & Precious Metals Fund "Institutional"	644	9,743
DWS RREEF Global Infrastructure Fund "Institutional"	1,380	8,679
DWS RREEF Global Real Estate Securities Fund "Institutional"	8,230	34,897

Total Equity Funds (Cost $126,211)		122,729
Fixed Income - Bond Funds 27.2%
DWS Emerging Markets Fixed Income Fund "Institutional"	2,146	17,959
DWS Floating Rate Plus Fund "Institutional"	1,277	8,891
DWS Inflation Protected Plus Fund "Institutional"	2,883	27,016

Total Fixed Income - Bond Funds (Cost $52,744)		53,866
Fixed Income - Money Market Fund 0.9%
Cash Management QP Trust (Cost $1,727)	1,727	1,727
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $180,682) †	90.2	178,322
Other Assets and Liabilities, Net	9.8	19,438

Net Assets	100.0	197,760
For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent prospectus.
†

The cost for federal income tax purposes was $180,682. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $2,360. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,968 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,328.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 176,595
Level 2	1,727
Level 3	-
Total	$ 178,322

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 54.7%
Consumer Discretionary 4.0%
Auto Components 0.0%
Aisin Seiki Co., Ltd.	100	1,600
Bridgestone Corp.	300	4,332
Compagnie Generale des Etablissements Michelin "B"	105	3,888
Denso Corp.	200	4,041
GKN PLC	897	876
Magna International, Inc. "A"	400	10,641
Rieter Holding AG (Registered)	16	1,717
Toyota Industries Corp.	100	2,156
WABCO Holdings, Inc.	5,300	65,243

		94,494
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	257	7,457
Daimler AG (Registered)	552	14,031
Fiat SpA	6,457	45,163
Honda Motor Co., Ltd.	700	16,749
Isuzu Motors Ltd.	1,000	1,232
Mazda Motor Corp.	1,000	1,688
Mitsubishi Motors Corp.*	2,000	2,559
Nissan Motor Co., Ltd.	900	3,251
PSA Peugeot Citroen	112	2,113
Renault SA	129	2,664
Suzuki Motor Corp.	200	3,347
Toyota Motor Corp.	10,600	339,972
Volkswagen AG	59	18,165

		458,391
Distributors 0.2%
Genuine Parts Co.	16,201	483,762
Li & Fung Ltd.	12,000	28,311

		512,073
Diversified Consumer Services 0.1%
Lincoln Educational Services Corp.*	6,300	115,416
Steiner Leisure Ltd.*	4,300	104,963

		220,379
Hotels Restaurants & Leisure 1.1%
Accor SA	151	5,248
Ameristar Casinos, Inc.	2,700	33,966
Buffalo Wild Wings, Inc.*	1,500	54,870
California Pizza Kitchen, Inc.*	1,800	23,544
Carnival Corp. (Units)	36,833	795,593
Carnival PLC	148	3,353
CEC Entertainment, Inc.*	5,900	152,692
CKE Restaurants, Inc.	1,700	14,280
Compass Group PLC	2,000	9,139
Crown Ltd.	6,817	29,953

Darden Restaurants, Inc.	9,300	318,618
Enterprise Inns PLC	1	1
InterContinental Hotel Group PLC	251	1,909
Ladbrokes PLC	788	2,061
Lottomatica SpA	498	8,199
Marriott International, Inc. "A"	14,200	232,312
McDonald's Corp.	25,400	1,386,078
Shangri-La Asia Ltd.	8,000	9,180
Sodexo	85	3,870
TABCORP Holdings Ltd.	6,752	30,560
Tatts Group Ltd.	14,815	28,545
TUI AG	155	829
Whitbread PLC	229	2,584

		3,147,384
Household Durables 0.1%
Blyth, Inc.	650	16,985
Electrolux AB "B"	800	6,265
Fortune Brands, Inc.	4,000	98,200
Husqvarna AB "B"	900	3,638
M/I Homes, Inc.	3,400	23,766
NVR, Inc.*	200	85,550
Panasonic Corp.	1,000	10,989
Ryland Group, Inc.	3,400	56,644
Sony Corp.	400	8,202
Taylor Wimpey PLC	1,128	336

		310,575
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	3,000	220,320
Home Retail Group PLC	703	2,250
HSN, Inc.*	2,200	11,308
Netflix, Inc.*	400	17,168

		251,046
Leisure Equipment & Products 0.0%
Pool Corp.	300	4,020
Media 0.8%
British Sky Broadcasting Group PLC	1,232	7,647
CBS Corp. "B"	20,700	79,488
Comcast Corp. "A"	43,600	594,704
Fairfax Media Ltd.	13,871	9,718
Gestevision Telecinco SA	345	2,388
Global Sources Ltd.*	3,597	13,993
ITV PLC	3,194	865
Lagardere SCA	107	2,999
Liberty Media Corp. - Entertainment "A"*	1,000	19,950
Marvel Entertainment, Inc.*	5,900	156,645
McGraw-Hill Companies, Inc.	3,900	89,193
Mediacom Communications Corp. "A"*	16,600	66,898
Mediaset SpA	5,320	23,766
Modern Times Group MTG AB "B"	175	2,989
National CineMedia, Inc.	500	6,590
Pearson PLC	1,119	11,235
Publicis Groupe	132	3,380
Reed Elsevier NV	3,828	40,936
Reed Elsevier PLC	1,779	12,766

SES "A" (FDR)	184	3,511
Shaw Communications, Inc. "B"	1,300	19,818
Singapore Press Holdings Ltd.	78,000	130,542
Thomson Reuters Corp.	1,800	46,256
Thomson Reuters PLC	285	6,385
Time Warner Cable, Inc.	22,284	552,643
Time Warner, Inc.	18,400	355,120
United Business Media Ltd.	388	2,372
Vertis Holdings, Inc.*	1,645	0
Vivendi	790	20,874
Wolters Kluwer NV	1,709	27,746
WPP PLC	1,683	9,464
Yellow Pages Income Fund (Units)	400	1,891

		2,322,772
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"	300	10,422
Kohl's Corp.*	12,480	528,154
Macy's, Inc.	14,700	130,830
Marks & Spencer Group PLC	1,148	4,843
Next PLC	169	3,187
PPR	57	3,647

		681,083
Specialty Retail 0.6%
Aeropostale, Inc.*	6,400	169,984
America's Car-Mart, Inc.*	1,000	13,590
AnnTaylor Stores Corp.*	2,500	13,000
Cato Corp. "A"	4,800	87,744
Children's Place Retail Stores, Inc.*	6,000	131,340
Coldwater Creek, Inc.*	21,200	53,212
Esprit Holdings Ltd.	6,200	32,006
Foot Locker, Inc.	9,400	98,512
Hennes & Mauritz AB "B"	5,825	218,644
Hot Topic, Inc.*	3,300	36,927
Industria de Diseno Textil SA	1,823	70,907
Jo-Ann Stores, Inc.*	1,400	22,876
Kingfisher PLC	1,961	4,203
Rent-A-Center, Inc.*	8,100	156,897
Ross Stores, Inc.	2,300	82,524
The Buckle, Inc.	5,300	169,229
The Gap, Inc.	20,500	266,295
Yamada Denki Co., Ltd.	50	1,945

		1,629,835
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	129	4,303
Billabong International Ltd.	204	1,208
Burberry Group PLC	424	1,700
Carter's, Inc.*	8,200	154,242
Christian Dior SA	123	6,761
Coach, Inc.*	13,923	232,514
Compagnie Financiere Richemont SA "A"	3,079	47,951
Fuqi International, Inc.*	2,400	11,280
Gildan Activewear, Inc.*	300	2,441
Hermes International	54	6,274
Luxottica Group SpA	492	7,638

LVMH Moet Hennessy Louis Vuitton SA	165	10,343
NIKE, Inc. "B"	10,800	506,412
Steven Madden Ltd.*	3,000	56,340
Swatch Group AG (Bearer)	192	23,140
Swatch Group AG (Registered)	356	8,679
The Warnaco Group, Inc.*	6,000	144,000
Timberland Co. "A"*	5,900	70,446
VF Corp.	1,645	93,946

		1,389,618
Consumer Staples 5.4%
Beverages 0.9%
Anheuser-Busch InBev NV	1,563	43,160
Asahi Breweries Ltd.	500	6,011
Carlsberg AS "B"	7,201	297,524
Coca-Cola Amatil Ltd.	614	3,704
Coca-Cola Co.	1,100	48,345
Coca-Cola Enterprises, Inc.	18,100	238,739
Diageo PLC	1,934	21,838
Foster's Group Ltd.	4,320	15,215
Heineken NV	407	11,590
Kirin Holdings Co., Ltd.	1,000	10,669
Pepsi Bottling Group, Inc.	4,900	108,486
PepsiCo, Inc.	31,528	1,623,061
Pernod Ricard SA	266	14,867
SABMiller PLC	698	10,408

		2,453,617
Food & Staples Retailing 1.6%
AEON Co., Ltd.	1,200	7,848
Carrefour SA	847	33,009
Casino Guichard-Perrachon SA	82	5,326
Colruyt SA	81	18,588
CVS Caremark Corp.	31,125	855,626
Delhaize Group	323	20,948
George Weston Ltd.	200	9,280
J Sainsbury PLC	1,318	5,910
Kesko Oyj "B"	133	2,757
Koninklijke Ahold NV	2,426	26,560
Lawson, Inc.	100	4,124
Loblaw Companies Ltd.	500	12,433
Metro AG	770	25,451
Metro, Inc. "A"	400	12,024
Nash Finch Co.	200	5,618
Pantry, Inc.*	5,700	100,377
Safeway, Inc.	4,900	98,931
Seven & I Holdings Co., Ltd.	8,200	181,045
Shoppers Drug Mart Corp.	1,000	34,375
SUPERVALU, Inc.	5,900	84,252
Sysco Corp.	30,900	704,520
Tesco PLC	5,893	28,204
Village Super Market, Inc. "A"	300	9,351
Wal-Mart Stores, Inc.	39,600	2,063,160
Walgreen Co.	3,300	85,668
Wesfarmers Ltd.	1,325	17,322
Wesfarmers Ltd. (PPS)	167	2,201

William Morrison Supermarkets PLC	1,655	6,058
Woolworths Ltd.	2,383	41,600

		4,502,566
Food Products 0.9%
Ajinomoto Co., Inc.	1,000	7,055
Archer-Daniels-Midland Co.	16,200	450,036
Aryzta AG*	77	1,801
Bunge Ltd.	5,000	283,250
Cadbury PLC	1,029	7,772
Danisco AS	796	23,857
Darling International, Inc.*	14,700	54,537
Diamond Foods, Inc.	4,700	131,271
General Mills, Inc.	5,374	268,055
Groupe DANONE	420	20,501
J & J Snack Foods Corp.	3,900	134,901
Kerry Group PLC "A"	3,425	69,747
Kraft Foods, Inc. "A"	10,817	241,111
Nestle SA (Registered)	12,524	423,931
Nissin Foods Holdings Co., Ltd.	100	2,937
Parmalat SpA	2,981	6,146
Saputo, Inc.	1,000	16,608
Tate & Lyle PLC	461	1,721
Tyson Foods, Inc. "A"	15,600	146,484
Unilever NV (CVA)	2,549	50,392
Unilever PLC	966	18,309
Wilmar International Ltd.	1,000	2,087
Yakult Honsha Co., Ltd.	200	3,556

		2,366,065
Household Products 0.8%
Central Garden & Pet Co. "A"*	19,100	143,632
Colgate-Palmolive Co.	12,670	747,277
Energizer Holdings, Inc.*	7,500	372,675
Henkel AG & Co. KGaA	557	14,087
Kimberly-Clark Corp.	10,400	479,544
Procter & Gamble Co.	12,390	583,445
Reckitt Benckiser Group PLC	343	12,909
Unicharm Corp.	100	6,093

		2,359,662
Personal Products 0.1%
Beiersdorf AG	570	25,632
China Sky One Medical, Inc.*	6,500	74,750
L'Oreal SA	362	24,962
Nu Skin Enterprises, Inc. "A"	1,400	14,686
Shiseido Co., Ltd.	1,000	14,650

		154,680
Tobacco 1.1%
Altria Group, Inc.	59,671	955,929
British American Tobacco PLC	1,517	35,126
Imperial Tobacco Group PLC	10,360	232,670
Japan Tobacco, Inc.	64	170,920
Lorillard, Inc.	4,700	290,178
Philip Morris International, Inc.	29,319	1,043,170
Reynolds American, Inc.	2,100	75,264

Swedish Match AB	7,492	108,309

		2,911,566
Energy 6.5%
Energy Equipment & Services 1.8%
Aker Solutions ASA	700	4,528
AMEC PLC	16,074	122,236
Cameron International Corp.*	15,100	331,143
CARBO Ceramics, Inc.	3,800	108,072
Compagnie Generale de Geophysique-Veritas*	89	1,031
ENSCO International, Inc.	12,106	319,598
Fugro NV (CVA)	1,159	36,804
Halliburton Co.	28,182	435,976
Key Energy Services, Inc.*	19,400	55,872
Matrix Service Co.*	12,900	106,038
National-Oilwell Varco, Inc.*	12,034	345,496
Noble Corp.	16,395	394,956
Oil States International, Inc.*	10,100	135,542
Patterson-UTI Energy, Inc.	16,446	147,356
Rowan Companies, Inc.	18,200	217,854
Saipem SpA	12,731	227,135
SBM Offshore NV	2,753	36,609
Schlumberger Ltd.	6,260	254,281
SEACOR Holdings, Inc.*	900	52,479
Seadrill Ltd.	800	7,860
Technip SA	75	2,643
Tenaris SA	434	4,392
Tidewater, Inc.	3,100	115,103
Transocean Ltd.*	17,972	1,057,473
Unit Corp.*	4,100	85,772
Weatherford International Ltd.*	26,270	290,809
WorleyParsons Ltd.	324	4,075

		4,901,133
Oil, Gas & Consumable Fuels 4.7%
Anadarko Petroleum Corp.	3,906	151,904
Apache Corp.	1,800	115,362
BG Group PLC	23,789	360,574
BP PLC	4,690	31,388
Cameco Corp.	100	1,709
Canadian Natural Resources Ltd.	200	7,759
Canadian Oil Sands Trust (Units)	100	1,923
Chevron Corp.	27,075	1,820,523
Cimarex Energy Co.	2,200	40,436
Clayton Williams Energy, Inc.*	3,400	99,416
ConocoPhillips	26,151	1,024,073
Devon Energy Corp.	5,514	246,421
El Paso Corp.	4,800	30,000
Enbridge, Inc.	100	2,883
EnCana Corp.	300	12,278
Encore Acquisition Co.*	4,900	114,023
Eni SpA	2,439	46,959
EOG Resources, Inc.	6,020	329,655
EXCO Resources, Inc.*	16,400	164,000
ExxonMobil Corp.	50,679	3,451,240
Frontline Ltd.	200	3,588
Gazprom (ADR)	16,250	238,723

Husky Energy, Inc.	100	2,122
Imperial Oil Ltd.	300	10,898
INPEX Corp.	2	13,769
James River Coal Co.*	4,000	49,360
Marathon Oil Corp.	17,444	458,603
Mariner Energy, Inc.*	900	6,975
McMoRan Exploration Co.*	22,500	105,750
Murphy Oil Corp.	8,800	393,976
Neste Oil Oyj	113	1,502
Nexen, Inc.	18,919	320,818
Nippon Mining Holdings, Inc.	3,500	14,122
Nippon Oil Corp.	5,000	24,992
Noble Energy, Inc.	8,590	462,829
Occidental Petroleum Corp.	20,332	1,131,476
OMV AG	2,566	85,307
Origin Energy Ltd.	1,587	16,416
Patriot Coal Corp.*	10,800	40,068
Petro-Canada	200	5,373
Petroleo Brasileiro SA (ADR)	6,300	191,961
Repsol YPF SA	7,036	121,540
Royal Dutch Shell PLC "A"	756	16,999
Royal Dutch Shell PLC "B"	877	19,223
Santos Ltd.	1,509	17,573
Showa Shell Sekiyu KK	1,100	10,122
StatoilHydro ASA	16,350	285,781
Suncor Energy, Inc.	19,218	428,930
Talisman Energy, Inc.	500	5,294
Teekay Tankers Ltd. "A"	4,700	44,697
TonenGeneral Sekiyu KK	1,000	9,720
Total SA	5,244	260,081
Woodside Petroleum Ltd.	1,236	32,539
World Fuel Services Corp.	4,600	145,498

		13,029,151
Financials 6.0%
Capital Markets 0.9%
Bank of New York Mellon Corp.	13,300	375,725
BGC Partners, Inc. "A"	2,200	4,862
Charles Schwab Corp.	11,900	184,450
Credit Suisse Group AG (Registered)	8,253	250,322
Daiwa Securities Group, Inc.	1,000	4,426
IGM Financial, Inc.	100	2,412
Julius Baer Holding AG (Registered)	259	6,354
Knight Capital Group, Inc. "A"*	9,100	134,134
LaBranche & Co., Inc.*	23,200	86,768
Macquarie Group Ltd.	396	7,485
Man Group PLC	485	1,522
Mediobanca SpA	668	5,678
Morgan Stanley	3,800	86,526
Nomura Holdings, Inc.	1,400	7,051
Northern Trust Corp.	1,900	113,658
Prospect Capital Corp.	12,101	103,101
Raymond James Financial, Inc.	8,977	176,847
Reinet Investments SCA*	213	1,969
State Street Corp.	4,300	132,354

SWS Group, Inc.	900	13,977
T. Rowe Price Group, Inc.	13,500	389,610
TD Ameritrade Holding Corp.*	12,787	176,588
The Goldman Sachs Group, Inc.	1,600	169,632
UBS AG (Registered)*	2,887	27,426

		2,462,877
Commercial Banks 1.4%
1st Source Corp.	1,200	21,660
Allied Irish Banks PLC	4,783	3,778
Anglo Irish Bank Corp. PLC	14,896	4,295
Australia & New Zealand Banking Group Ltd.	888	9,756
Banca Carige SpA	910	2,985
Banca Monte dei Paschi di Siena SpA	4,486	6,219
Banca Popolare di Milano Scarl	2,224	11,073
Banco Bilbao Vizcaya Argentaria SA	3,363	27,332
Banco Comercial Portugues SA (Registered)*	84,426	69,228
Banco de Sabadell SA	598	3,000
Banco Espirito Santo SA (Registered)	7,985	31,097
Banco Latinoamericano de Exportaciones SA "E"	12,000	112,440
Banco Popolare Societa Cooperativa	1,432	6,586
Banco Popular Espanol SA	560	3,541
Banco Santander SA	35,447	243,722
Bank of East Asia Ltd.	1,980	3,828
Bank of Montreal	300	7,850
Bank of Nova Scotia	500	12,321
Bank of the Ozarks, Inc.	900	20,772
Barclays PLC	1,486	3,170
BNP Paribas	4,803	197,963
BOC Hong Kong (Holdings) Ltd.	4,500	4,618
Canadian Imperial Bank of Commerce	200	7,278
Chuo Mitsui Trust Holdings, Inc.	1,000	3,112
Commerzbank AG	1,972	10,567
Commonwealth Bank of Australia	608	14,727
Credit Agricole SA	968	10,653
Danske Bank AS*	3,201	26,989
DBS Group Holdings Ltd.	3,000	16,822
Deutsche Postbank AG	285	4,537
Dexia SA	2,958	10,233
DnB NOR ASA	56,600	256,200
Erste Group Bank AG	5,413	92,580
Governor and Co. of the Bank of Ireland	7,056	4,823
Hang Seng Bank Ltd.	1,100	11,218
HSBC Holdings PLC	39,406	223,078
Hypo Real Estate Holding AG	816	1,349
Industrial & Commercial Bank of China Ltd. "H"	486,000	251,550
Intesa Sanpaolo	10,874	29,904
Intesa Sanpaolo (RSP)	3,403	6,424
Jyske Bank AS (Registered)*	375	8,570
KBC Groep NV	895	14,456
Lakeland Bancorp., Inc.	1,300	10,439
Lloyds Banking Group PLC	3,071	3,148
Marshall & Ilsley Corp.	38,300	215,629
Mitsubishi UFJ Financial Group, Inc.	5,000	24,563
Mizuho Financial Group, Inc.	6,000	11,680
National Australia Bank Ltd.	790	11,075

National Bank of Canada	100	3,193
Natixis	3,404	5,793
NBT Bancorp., Inc.	7,600	164,464
Nordea Bank AB	5,320	26,564
Oversea-Chinese Banking Corp., Ltd.	7,000	22,297
Park National Corp.	2,300	128,225
PNC Financial Services Group, Inc.	2,500	73,225
Prosperity Bancshares, Inc.	6,300	172,305
Raiffeisen International Bank-Holding AG	1,556	43,923
Resona Holdings, Inc.	300	4,030
Royal Bank of Canada	700	20,420
Royal Bank of Scotland Group PLC	7,868	2,799
S&T Bancorp., Inc.	5,800	123,018
Santander BanCorp.	5,800	45,704
Shinsei Bank Ltd.*	3,000	3,068
Signature Bank*	6,300	177,849
Skandinaviska Enskilda Banken AB*	1,625	5,022
Skandinaviska Enskilda Banken AB "A"	1,639	5,142
Societe Generale	600	23,561
Southside Bancshares, Inc.	2,700	51,030
Standard Chartered PLC	682	8,460
Sumitomo Mitsui Financial Group, Inc.	300	10,583
Sumitomo Trust & Banking Co., Ltd.	1,000	3,877
SunTrust Banks, Inc.	18,900	221,886
Svenska Handelsbanken AB "A"	1,150	16,260
Swedbank AB "A"	1,596	5,319
Sydbank AS*	400	5,107
The Bank of Yokohama Ltd.	1,000	4,296
Tompkins Financial Corp.	1,600	68,800
Toronto-Dominion Bank	200	6,894
UMB Financial Corp.	2,000	84,980
UniCredit SpA	23,583	39,049
Unione di Banche Italiane ScpA	685	7,544
United Overseas Bank Ltd.	3,000	19,191
Wells Fargo & Co.	16,400	233,536
Westpac Banking Corp.	1,387	18,463

		3,944,715
Consumer Finance 0.1%
Credit Saison Co., Ltd.	200	1,971
EZCORP, Inc. "A"*	6,000	69,420
Nelnet, Inc. "A"*	22,000	194,480
ORIX Corp.	50	1,648

		267,519
Diversified Financial Services 1.2%
ASX Ltd.	282	5,767
Bank of America Corp.	72,400	493,768
Citigroup, Inc.	42,100	106,513
CME Group, Inc.	3,755	925,195
Compagnie Nationale a Portefeuille	369	17,136
Criteria Caixacorp SA	941	3,039
Deutsche Boerse AG	191	11,539
Eurazeo	152	4,068
Fortis	15,858	29,171
Groupe Bruxelles Lambert SA	473	32,106
Hong Kong Exchanges & Clearing Ltd.	1,300	12,258

ING Groep NV (CVA)	6,918	38,641
Investor AB "B"	600	7,596
JPMorgan Chase & Co.	43,164	1,147,299
KBC Ancora	49	402
Moody's Corp.	7,879	180,587
NYSE Euronext	11,327	202,753
Singapore Exchange Ltd.	1,000	3,357

		3,221,195
Insurance 1.8%
ACE Ltd.	8,668	350,187
Aegon NV	4,835	19,019
Alleanza Assicurazioni SpA	737	4,154
Alleghany Corp.	578	156,632
Allianz SE (Registered)	3,324	280,025
Allied World Assurance Co. Holdings Ltd.	2,900	110,287
Allstate Corp.	13,600	260,440
American Equity Investment Life Holding Co.	15,000	62,400
American Physicians Capital, Inc.	700	28,644
AMP Ltd.	965	3,162
AmTrust Financial Services, Inc.	11,600	110,780
Aon Corp.	8,013	327,091
Argo Group International Holdings Ltd.*	1,200	36,156
Arthur J. Gallagher & Co.	8,236	140,012
Assicurazioni Generali SpA	1,513	25,978
Assurant, Inc.	2,700	58,806
Aviva PLC	589	1,821
AXA Asia Pacific Holdings Ltd.	529	1,255
AXA SA	15,950	193,669
Baloise Holding AG (Registered)	92	5,874
China Life Insurance Co., Ltd. "H"	108,500	356,966
CNA Surety Corp.*	2,000	36,880
CNP Assurances	24	1,519
Crawford & Co. "B"*	900	6,048
Enstar Group Ltd.*	600	33,792
Everest Re Group Ltd.	600	42,480
First American Corp.	3,200	84,832
Great-West Lifeco, Inc.	100	1,405
Hallmark Financial Services, Inc.*	2,000	13,860
Hannover Rueckversicherung AG (Registered)	68	2,169
Infinity Property & Casualty Corp.	3,700	125,541
Insurance Australia Group Ltd.	1,063	2,590
Irish Life & Permanent PLC	1,959	2,878
Legal & General Group PLC	2,181	1,357
Loews Corp.	5,800	128,180
Maiden Holdings Ltd.	5,500	24,585
Manulife Financial Corp.	800	9,010
Markel Corp.*	200	56,776
MetLife, Inc.	10,724	244,185
Mitsui Sumitomo Insurance Group Holdings, Inc.	300	7,041
Montpelier Re Holdings Ltd.	1,900	24,624
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,344	286,302
Old Mutual PLC	9,082	6,776
PartnerRe Ltd.	2,392	148,471
Power Corp. of Canada	200	3,117
Power Financial Corp.	100	1,632

Progressive Corp.*	7,900	106,176
Prudential PLC	566	2,727
QBE Insurance Group Ltd.	387	5,204
Reinsurance Group of America, Inc.	1,800	58,302
Sampo Oyj "A"	5,190	76,760
SCOR SE	125	2,575
Sompo Japan Insurance, Inc.	1,000	5,236
Sun Life Financial, Inc.	300	5,435
Suncorp-Metway Ltd.	457	1,914
Swiss Life Holding AG (Registered)*	19	1,320
Swiss Re (Registered)	190	3,100
T&D Holdings, Inc.	100	2,395
The Travelers Companies, Inc.	11,331	460,492
Tokio Marine Holdings, Inc.	300	7,407
Topdanmark AS*	125	12,343
Transatlantic Holdings, Inc.	1,900	67,773
Trygvesta AS	245	12,436
Validus Holdings Ltd.	5,100	120,768
Vienna Insurance Group	1,048	30,142
Zurich Financial Services AG (Registered)	118	18,621

		4,830,534
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	1,600	23,040
Annaly Capital Management, Inc. (REIT)	4,200	58,254
Apartment Investment & Management Co. "A" (REIT)	2,299	12,598
AvalonBay Communities, Inc. (REIT)	1,234	58,072
BioMed Realty Trust, Inc. (REIT)	6,400	43,328
Boston Properties, Inc. (REIT)	1,500	52,545
CapitaMall Trust (REIT)	3,000	2,608
Colonial Properties Trust (REIT)	10,200	38,862
Corio NV (REIT)	72	2,974
Corporate Office Properties Trust (REIT)	2,500	62,075
Cousins Properties, Inc. (REIT)	3,100	19,964
Entertainment Properties Trust (REIT)	3,100	48,856
Equity Lifestyle Properties, Inc. (REIT)	1,500	57,150
Equity Residential (REIT)	3,100	56,885
First Industrial Realty Trust, Inc. (REIT)	7,400	18,130
Glimcher Realty Trust (REIT)	3,100	4,340
GPT Group (REIT)	1,538	468
HCP, Inc. (REIT)	1,800	32,130
Healthcare Realty Trust, Inc. (REIT)	2,200	32,978
Home Properties, Inc. (REIT)	2,000	61,300
Hospitality Properties Trust (REIT)	3,000	36,000
Host Hotels & Resorts, Inc. (REIT)	5,100	19,992
Kimco Realty Corp. (REIT)	3,400	25,908
LaSalle Hotel Properties (REIT)	4,800	28,032
Lexington Realty Trust (REIT)	5,300	12,614
Link (REIT)	2,500	4,943
Maguire Properties, Inc. (REIT)*	2,600	1,872
Mid-America Apartment Communities, Inc. (REIT)	1,600	49,328
National Retail Properties, Inc. (REIT)	4,700	74,448
OMEGA Healthcare Investors, Inc. (REIT)	2,500	35,200
Parkway Properties, Inc. (REIT)	2,200	22,660
Pennsylvania Real Estate Investment Trust (REIT)	6,000	21,300
Potlatch Corp. (REIT)	1,800	41,742

ProLogis (REIT)	3,000	19,500
Public Storage (REIT)	1,000	55,250
Realty Income Corp. (REIT)	900	16,938
Redwood Trust, Inc. (REIT)	3,900	59,865
Senior Housing Properties Trust (REIT)	4,500	63,090
Simon Property Group, Inc. (REIT)	1,654	57,294
Sovran Self Storage, Inc. (REIT)	1,400	28,112
Stockland (REIT)	923	1,997
Strategic Hotels & Resorts, Inc. (REIT)	4,400	3,036
Sunstone Hotel Investors, Inc. (REIT)	4,635	12,190
Unibail-Rodamco (REIT)	59	8,395
Vornado Realty Trust (REIT)	2,035	67,643
Washington Real Estate Investment Trust (REIT)	2,600	44,980
Wereldhave NV (REIT)	48	3,365
Westfield Group (REIT)	891	6,217

		1,508,468
Real Estate Management & Development 0.0%
Brookfield Asset Management, Inc. "A"	300	4,181
CapitaLand Ltd.	5,000	7,685
Cheung Kong (Holdings) Ltd.	2,000	17,231
City Developments Ltd.	1,000	3,357
Hang Lung Properties Ltd.	2,000	4,724
Henderson Land Development Co., Ltd.	1,000	3,820
Hopewell Holdings Ltd.	1,000	2,607
Kerry Properties Ltd.	1,000	2,414
Lend Lease Corp., Ltd.	287	1,305
Mitsubishi Estate Co., Ltd.	1,000	11,415
New World Development Co., Ltd.	6,000	5,986
Sun Hung Kai Properties Ltd.	2,000	17,954
Swire Pacific Ltd. "A"	1,000	6,679
Wharf Holdings Ltd.	2,000	5,080

		94,438
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	7,400	68,006
Capitol Federal Financial	3,385	127,987
Dime Community Bancshares	6,800	63,784
Doral Financial Corp.*	7,400	13,320
Ocwen Financial Corp.*	5,800	66,294

		339,391
Health Care 8.2%
Biotechnology 1.4%
Actelion Ltd. (Registered)*	83	3,790
Alexion Pharmaceuticals, Inc.*	5,600	210,896
Amgen, Inc.*	5,300	262,456
Celgene Corp.*	13,200	586,080
CSL Ltd.	2,698	61,047
Cubist Pharmaceuticals, Inc.*	8,900	145,604
CV Therapeutics, Inc.*	8,400	166,992
Enzon Pharmaceuticals, Inc.*	17,000	103,190
Gilead Sciences, Inc.*	28,980	1,342,354
Grifols SA	301	4,342
Intercell AG*	10,673	330,005
Isis Pharmaceuticals, Inc.*	11,000	165,110
Myriad Genetics, Inc.*	5,200	236,444

NPS Pharmaceuticals, Inc.*	6,400	26,880
PDL BioPharma, Inc.	20,300	143,724

		3,788,914
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	20,346	1,042,122
Becton, Dickinson & Co.	9,960	669,710
C.R. Bard, Inc.	2,500	199,300
Cochlear Ltd.	314	10,959
Edwards Lifesciences Corp.*	8,600	521,418
Essilor International SA	494	19,102
Getinge AB "B"	200	1,937
Medtronic, Inc.	9,700	285,859
Nobel Biocare Holding AG (Bearer)	155	2,647
Olympus Corp.	1,000	16,354
Smith & Nephew PLC	1,343	8,302
Sonova Holding AG (Registered)	59	3,568
St. Jude Medical, Inc.*	12,200	443,226
STERIS Corp.	7,100	165,288
Synthes, Inc.	35	3,894
Terumo Corp.	400	14,866
William Demant Holding AS*	50	2,020

		3,410,572
Health Care Providers & Services 2.0%
Aetna, Inc.	17,000	413,610
Alliance HealthCare Services, Inc.*	4,500	30,600
AmerisourceBergen Corp.	1,600	52,256
Celesio AG	338	6,229
Centene Corp.*	8,100	145,962
CorVel Corp.*	2,900	58,638
Coventry Health Care, Inc.*	42,200	546,068
Emergency Medical Services Corp. "A"*	3,900	122,421
Express Scripts, Inc.*	15,400	711,018
Fresenius Medical Care AG & Co. KGaA	7,638	296,989
Genoptix, Inc.*	100	2,728
Gentiva Health Services, Inc.*	8,700	132,240
Healthspring, Inc.*	22,700	189,999
Humana, Inc.*	3,700	96,496
Laboratory Corp. of America Holdings*	5,300	309,997
LHC Group, Inc.*	6,600	147,048
Magellan Health Services, Inc.*	4,400	160,336
McKesson Corp.	28,145	986,201
Medco Health Solutions, Inc.*	9,553	394,921
Mediceo Paltac Holdings Co., Ltd.	400	4,269
RehabCare Group, Inc.*	5,000	87,200
Sonic Healthcare Ltd.	1,874	14,470
Suzuken Co., Ltd.	200	5,217
UnitedHealth Group, Inc.	5,600	117,208
Universal Health Services, Inc. "B"	4,200	161,028
WellPoint, Inc.*	9,209	349,666

		5,542,815
Health Care Technology 0.1%
Computer Programs & Systems, Inc.	4,600	153,042
Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)	1,614	159,564

Thermo Fisher Scientific, Inc.*	9,768	348,424

		507,988
Pharmaceuticals 3.3%
Abbott Laboratories	30,140	1,437,678
Allergan, Inc.	4,000	191,040
Astellas Pharma, Inc.	5,600	172,471
AstraZeneca PLC	1,510	53,561
Bayer AG	6,955	333,189
Bristol-Myers Squibb Co.	7,255	159,030
Caraco Pharmaceutical Laboratories Ltd.*	8,700	30,624
Chugai Pharmaceutical Co., Ltd.	600	10,195
Daiichi Sankyo Co., Ltd.	1,700	28,732
Eisai Co., Ltd.	700	20,630
Elan Corp. PLC*	24,065	165,857
Eli Lilly & Co.	18,500	618,085
GlaxoSmithKline PLC	5,467	85,124
Hisamitsu Pharmaceutical Co., Inc.	200	6,177
Johnson & Johnson	29,282	1,540,233
Merck & Co., Inc.	30,892	826,361
Merck KGaA*	235	20,741
Mitsubishi Tanabe Pharma Corp.	1,000	9,855
Novartis AG (Registered)	6,340	239,296
Novo Nordisk AS "B"	4,902	235,122
Ono Pharmaceutical Co., Ltd.	300	13,146
Pfizer, Inc.	67,600	920,712
POZEN, Inc.*	8,200	50,184
Roche Holding AG (Genusschein)	1,559	214,042
Sanofi-Aventis	2,304	129,295
Schering-Plough Corp.	3,700	87,135
Shire PLC	640	7,807
Takeda Pharmaceutical Co., Ltd.	1,800	62,422
Teva Pharmaceutical Industries Ltd. (ADR)	13,866	624,663
UCB SA	3,356	98,987
ViroPharma, Inc.*	8,800	46,200
Watson Pharmaceuticals, Inc.*	7,900	245,769
Wyeth	13,065	562,318

		9,246,681
Industrials 6.2%
Aerospace & Defense 1.9%
Axsys Technologies, Inc.*	1,400	58,856
BAE Systems PLC	29,853	143,239
Bombardier, Inc. "B"	3,500	8,161
CAE, Inc.	700	4,236
Cobham PLC	1,159	2,856
Cubic Corp.	4,600	116,518
DynCorp International, Inc. "A"*	9,500	126,635
European Aeronautic Defence & Space Co.	222	2,583
Finmeccanica SpA	206	2,563
General Dynamics Corp.	12,900	536,511
Honeywell International, Inc.	21,343	594,616
L-3 Communications Holdings, Inc.	3,700	250,860
Lockheed Martin Corp.	11,100	766,233
Northrop Grumman Corp.	17,400	759,336
Precision Castparts Corp.	300	17,970

Raytheon Co.	4,900	190,806
Rockwell Collins, Inc.	12,700	414,528
Rolls-Royce Group PLC*	1,977	8,337
Singapore Technologies Engineering Ltd.	9,000	14,569
Thales SA	71	2,691
TransDigm Group, Inc.*	4,400	144,496
Triumph Group, Inc.	3,500	133,700
United Technologies Corp.	23,107	993,139

		5,293,439
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	825	8,883
FedEx Corp.	3,100	137,919
TNT NV	1,012	17,312
Toll Holdings Ltd.	2,758	11,985

		176,099
Airlines 0.1%
Air France-KLM	113	1,007
Alaska Air Group, Inc.*	200	3,514
Allegiant Travel Co.*	2,600	118,196
Deutsche Lufthansa AG (Registered)	185	2,012
Hawaiian Holdings, Inc.*	22,000	82,060
Iberia Lineas Aereas de Espana SA	855	1,789
Qantas Airways Ltd.	7,435	9,045
Singapore Airlines Ltd.	3,000	19,740

		237,363
Building Products 0.2%
AAON, Inc.	7,300	132,276
Apogee Enterprises, Inc.	13,400	147,132
Asahi Glass Co., Ltd.	1,000	5,347
Assa Abloy AB "B"	400	3,743
Compagnie de Saint-Gobain	6,567	183,780
Daikin Industries Ltd.	100	2,772
Geberit AG (Registered)	59	5,294
Wienerberger AG	44	347

		480,691
Commercial Services & Supplies 0.4%
Babcock International Group PLC	10,319	63,579
Brambles Ltd.	4,791	16,036
Comfort Systems USA, Inc.	13,900	144,143
Courier Corp.	700	10,619
Deluxe Corp.	2,100	20,223
G4S PLC	2,453	6,789
Knoll, Inc.	20,700	126,891
Loomis AB "B"*	80	617
PRG-Schultz International, Inc.*	3,400	9,656
R.R. Donnelley & Sons Co.	13,900	101,887
Rentokil Initial PLC	1,774	1,132
Ritchie Bros. Auctioneers, Inc.	400	7,541
Secom Co., Ltd.	100	3,702
Securitas AB "B"	886	6,458
Serco Group PLC	451	2,366
Standard Register Co.	5,400	24,732
Stericycle, Inc.*	8,200	391,386
Tetra Tech, Inc.*	1,300	26,494

The Brink's Co.	5,600	148,176

		1,112,427
Construction & Engineering 0.2%
ACS, Actividades de Construccion y Servicios SA	1,251	51,833
Balfour Beatty PLC	491	2,307
Bouygues SA	209	7,456
EMCOR Group, Inc.*	3,000	51,510
FLSmidth & Co. AS	306	7,819
Fluor Corp.	2,400	82,920
Fomento de Construcciones y Contratas SA	208	6,359
Granite Construction, Inc.	3,800	142,424
Grupo Ferrovial SA	303	6,472
Hochtief AG	88	3,340
Koninklijke Boskalis Westminster NV	311	6,241
Leighton Holdings Ltd.	669	9,006
MasTec, Inc.*	3,300	39,897
Michael Baker Corp.*	3,100	80,600
Perini Corp.*	8,700	107,010
Skanska AB "B"	600	5,171
SNC-Lavalin Group, Inc.	400	10,168
Sterling Construction Co., Inc.*	600	10,704
Vinci SA	266	9,853
YIT Oyj	36	241

		641,331
Electrical Equipment 0.9%
ABB Ltd. (Registered)*	20,991	292,876
Alstom SA	2,823	146,151
AMETEK, Inc.	23,800	744,226
Emerson Electric Co.	21,546	615,785
Energy Conversion Devices, Inc.*	700	9,289
Gamesa Corp. Tecnologica SA	1,365	17,512
GrafTech International Ltd.*	23,700	145,992
GT Solar International, Inc.*	27,600	183,264
Mitsubishi Electric Corp.	1,000	4,551
Q-Cells SE*	170	3,329
Rockwell Automation, Inc.	10,971	239,607
Schneider Electric SA	56	3,718
Solarworld AG	59	1,211
Sumitomo Electric Industries Ltd.	400	3,387
Vestas Wind Systems AS*	925	40,850

		2,451,748
Industrial Conglomerates 0.4%
3M Co.	3,500	174,020
Carlisle Companies, Inc.	2,600	51,038
CSR Ltd.	3,192	2,673
Fraser & Neave Ltd.	5,000	8,325
General Electric Co.	40,700	411,477
Hutchison Whampoa Ltd.	11,000	54,163
Keppel Corp., Ltd.	6,000	19,986
Koninklijke (Royal) Philips Electronics NV	17,876	263,856
Orkla ASA	900	6,223
SembCorp Industries Ltd.	10,000	15,631
Siemens AG (Registered)	839	48,047
Smiths Group PLC	412	3,946

Textron, Inc.	25,307	145,262
Wendel	118	3,112

		1,207,759
Machinery 0.9%
AGCO Corp.*	3,500	68,600
Alfa Laval AB	938	7,112
Ampco-Pittsburgh Corp.	300	3,978
Atlas Copco AB "A"	209	1,570
Blount International, Inc.*	7,900	36,498
Chart Industries, Inc.*	15,700	123,716
CIRCOR International, Inc.	900	20,268
Columbus McKinnon Corp.*	2,500	21,800
Danaher Corp.	700	37,954
Dover Corp.	14,050	370,639
FANUC Ltd.	100	6,854
Flowserve Corp.	2,500	140,300
Force Protection, Inc.*	23,500	112,800
Gardner Denver, Inc.*	5,400	117,396
Invensys PLC*	823	1,966
KCI Konecranes Oyj	84	1,403
Komatsu Ltd.	400	4,437
Kone Oyj "B"	1,749	36,240
Kubota Corp.	1,000	5,494
MAN AG	98	4,275
Manitowoc Co., Inc.	30,300	99,081
Metso Corp.	1,439	16,975
Mitsubishi Heavy Industries Ltd.	2,000	6,054
Mueller Water Products, Inc. "A"	1,400	4,620
Oshkosh Corp.	25,900	174,566
Parker Hannifin Corp.	15,038	510,991
Sandvik AB	1,727	9,892
Scania AB "B"	839	6,845
Schindler Holding AG	84	3,965
SembCorp Marine Ltd.	2,000	2,383
SKF AB "B"	600	5,190
Sulzer AG (Registered)	40	2,058
Timken Co.	31,600	441,136
Vallourec SA	33	3,059
Volvo AB "A"	300	1,594
Volvo AB "B"	1,864	9,880
Wartsila Oyj	1,043	22,011
Zardoya Otis SA	934	17,095

		2,460,695
Marine 0.0%
A P Moller-Maersk AS "A"	2	8,679
A P Moller-Maersk AS "B"	5	21,962
American Commercial Lines, Inc.*	15,000	47,550
Kuehne & Nagel International AG (Registered)	78	4,557
Mitsui O.S.K. Lines Ltd.	1,000	4,962
Nippon Yusen Kabushiki Kaisha	1,000	3,887
Pacific Basin Shipping Ltd.	7,000	3,222

		94,819
Professional Services 0.1%
Adecco SA (Registered)	181	5,663

Capita Group PLC	467	4,539
COMSYS IT Partners, Inc.*	3,000	6,630
Experian PLC	763	4,780
Manpower, Inc.	13,000	409,890
Randstad Holding NV	312	5,296
SGS SA (Registered)	7	7,347

		444,145
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	3,100	186,465
Canadian National Railway Co.	1,300	46,605
Canadian Pacific Railway Ltd.	400	11,903
Central Japan Railway Co.	1	5,623
ComfortDelGro Corp., Ltd.	12,000	10,738
CSX Corp.	7,500	193,875
DSV AS	1,127	8,302
East Japan Railway Co.	2,773	144,274
FirstGroup PLC	431	1,651
Kintetsu Corp.	1,000	4,154
Marten Transport Ltd.*	7,500	140,100
MTR Corp., Ltd.	9,000	21,719
Norfolk Southern Corp.	22,682	765,517
Ryder System, Inc.	8,300	234,973
Tokyu Corp.	1,000	4,193
Union Pacific Corp.	4,000	164,440
West Japan Railway Co.	1	3,160

		1,947,692
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	3,100	41,509
Bunzl PLC	366	2,869
Finning International, Inc.	500	4,997
Itochu Corp.	1,000	4,931
Marubeni Corp.	1,000	3,104
Mitsubishi Corp.	14,400	191,598
Mitsui & Co., Ltd.	20,000	203,611
Noble Group Ltd.	6,000	4,701
Sumitomo Corp.	500	4,347
WESCO International, Inc.*	2,500	45,300
Wolseley PLC*	527	1,744

		508,711
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,697	26,530
Atlantia SpA	186	2,813
Brisa	13,041	89,930
Cintra Concesiones de Infraestructuras de Transporte SA	1,277	5,716
Hopewell Highway Infrastructure Ltd.	100	56
Macquarie Infrastructure Group (Units)	11,784	12,085
Transurban Group (Units)	6,344	20,657

		157,787
Information Technology 8.9%
Communications Equipment 1.9%
Alcatel-Lucent*	9,271	17,431
Brocade Communications Systems, Inc.*	85,213	293,985
Cisco Systems, Inc.*	75,170	1,260,601
DG Fastchannel, Inc.*	3,700	69,449

EchoStar Corp. "A"*	9,800	145,334
Nokia (ADR)	32,534	379,672
Nokia Oyj	29,429	344,532
QUALCOMM, Inc.	42,530	1,654,842
Research In Motion Ltd.*	12,900	555,826
Riverbed Technology, Inc.*	3,900	51,012
Starent Networks Corp.*	7,500	118,575
Symmetricom, Inc.*	6,300	22,050
Tekelec*	11,200	148,176
Telefonaktiebolaget LM Ericsson "B"	9,089	73,859

		5,135,344
Computers & Peripherals 1.7%
Apple, Inc.*	15,500	1,629,360
Data Domain, Inc.*	4,000	50,280
EMC Corp.*	57,530	655,842
Fujitsu Ltd.	1,000	3,762
Hewlett-Packard Co.	15,200	487,312
International Business Machines Corp.	11,640	1,127,799
Logitech International SA (Registered)*	16,332	168,797
NEC Corp.*	1,000	2,690
Seagate Technology	37,900	227,779
Synaptics, Inc.*	5,800	155,208
Toshiba Corp.	2,000	5,223
Western Digital Corp.*	3,700	71,558
Wincor Nixdorf AG	83	3,767

		4,589,377
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.*	24,100	459,346
Avnet, Inc.*	21,800	381,718
Benchmark Electronics, Inc.*	11,700	131,040
Cogent, Inc.*	5,800	69,020
Daktronics, Inc.	6,900	45,195
Electro Rent Corp.	500	4,820
Electrocomponents PLC	2,281	4,093
Fujifilm Holdings Corp.	200	4,377
Hitachi Ltd.	1,000	2,746
HOYA Corp.	200	3,959
IBIDEN Co., Ltd.	100	2,448
Jabil Circuit, Inc.	49,100	272,996
Kyocera Corp.	100	6,689
Multi-Fineline Electronix, Inc.*	7,300	122,932
Murata Manufacturing Co., Ltd.	100	3,866
Nidec Corp.	100	4,536
RadiSys Corp.*	3,600	21,816
SYNNEX Corp.*	900	17,703
TDK Corp.	100	3,776
Tech Data Corp.*	14,100	307,098

		1,870,174
Internet Software & Services 0.4%
Earthlink, Inc.*	20,300	133,371
eBay, Inc.*	10,500	131,880
Google, Inc. "A"*	1,815	631,729
Liquidity Services, Inc.*	800	5,592
S1 Corp.*	12,600	64,890

SAVVIS, Inc.*	15,800	97,802
Sohu.com, Inc.*	600	24,786
United Internet AG (Registered)	218	1,820
Yahoo! Japan Corp.	9	2,379
Yahoo!, Inc.*	8,800	112,728

		1,206,977
IT Services 0.9%
Accenture Ltd. "A"	26,010	715,015
Acxiom Corp.	16,300	120,620
Atos Origin SA	177	4,538
Automatic Data Processing, Inc.	11,400	400,824
Broadridge Financial Solutions, Inc.	3,000	55,830
Cap Gemini SA	629	20,262
CGI Group, Inc. "A"*	600	4,844
Computer Sciences Corp.*	2,100	77,364
CSG Systems International, Inc.*	9,400	134,232
Heartland Payment Systems, Inc.	19,500	128,895
iGATE Corp.	12,100	39,204
Indra Sistemas SA	7,822	150,792
Logica PLC	24,583	22,466
ManTech International Corp. "A"*	3,000	125,700
NTT Data Corp.	1	2,742
SAIC, Inc.*	24,100	449,947
Sapient Corp.*	7,600	33,972
Syntel, Inc.	1,000	20,580
TNS, Inc.*	1,400	11,452
Visa, Inc. "A"	2,100	116,760

		2,636,039
Office Electronics 0.1%
Canon, Inc.	8,500	247,942
Konica Minolta Holdings, Inc.	500	4,336
Neopost SA	90	6,974
Ricoh Co., Ltd.	1,000	12,035

		271,287
Semiconductors & Semiconductor Equipment 1.4%
ARM Holdings PLC	1,833	2,693
ASML Holding NV	4,447	78,718
Broadcom Corp. "A"*	29,740	594,205
Infineon Technologies AG*	2,218	2,572
Integrated Device Technology, Inc.*	12,100	55,055
Intel Corp.	89,742	1,350,617
IXYS Corp.	2,400	19,344
NVIDIA Corp.*	20,000	197,200
ROHM Co., Ltd.	100	5,010
Semtech Corp.*	5,900	78,765
Skyworks Solutions, Inc.*	19,700	158,782
STMicroelectronics NV	2,700	13,558
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,158	592,114
Texas Instruments, Inc.	30,960	511,150
Tokyo Electron Ltd.	100	3,767
Ultratech, Inc.*	4,800	59,952
Volterra Semiconductor Corp.*	14,200	119,848

		3,843,350

Software 1.8%
ACI Worldwide, Inc.*	2,400	45,000
Adobe Systems, Inc.*	13,350	285,557
Advent Software, Inc.*	4,700	156,557
Commvault Systems, Inc.*	1,000	10,970
Compuware Corp.*	16,700	110,053
Dassault Systemes SA	339	13,182
i2 Technologies, Inc.*	1,800	14,220
Intuit, Inc.*	2,300	62,100
Microsoft Corp.	137,652	2,528,667
Misys PLC	1,295	2,342
Nintendo Co., Ltd.	800	234,668
Oracle Corp.*	45,000	813,150
Pegasystems, Inc.	900	16,713
Renaissance Learning, Inc.	1,600	14,352
SAP AG	2,145	76,174
Sybase, Inc.*	4,100	124,189
Symantec Corp.*	13,300	198,702
The Sage Group PLC	20,954	50,778
Tyler Technologies, Inc.*	9,700	141,911

		4,899,285
Materials 3.4%
Chemicals 2.1%
Agrium, Inc.	100	3,624
Air Liquide SA	303	24,616
Air Products & Chemicals, Inc.	11,063	622,294
Akzo Nobel NV	1,129	42,780
Asahi Kasei Corp.	1,000	3,612
Ashland, Inc.	34,700	358,451
BASF SE	6,527	198,138
Calgon Carbon Corp.*	1,300	18,421
Celanese Corp. "A"	10,500	140,385
CF Industries Holdings, Inc.	900	64,017
Dow Chemical Co.	27,900	235,197
E.I. du Pont de Nemours & Co.	19,152	427,664
Eastman Chemical Co.	3,200	85,760
Ecolab, Inc.	14,550	505,322
GenTek, Inc.*	1,000	17,490
Givaudan SA (Registered)	8	4,144
Incitec Pivot Ltd.	520	770
Innophos Holdings, Inc.	13,800	155,664
JSR Corp.	200	2,358
K+S AG	221	10,277
Koninklijke DSM NV	897	23,572
Kuraray Co., Ltd.	500	4,295
Linde AG	2,568	174,500
LSB Industries, Inc.*	600	5,934
Mitsubishi Chemical Holdings Corp.	1,000	3,447
Mitsubishi Gas Chemical Co., Inc.	1,000	4,319
Mitsui Chemicals, Inc.	1,000	2,455
Monsanto Co.	11,700	972,270
Nitto Denko Corp.	200	4,107
Novozymes AS "B"	1,294	93,544
Potash Corp. of Saskatchewan, Inc.	2,001	161,786
Praxair, Inc.	16,334	1,099,115

Shin-Etsu Chemical Co., Ltd.	400	19,633
Showa Denko KK	2,000	2,492
Solvay SA	1,251	87,588
Sumitomo Chemical Co., Ltd.	2,000	6,871
Syngenta AG (Registered)	212	42,620
Teijin Ltd.	1,000	2,181
Terra Industries, Inc.	2,700	75,843
The Mosaic Co.	1,400	58,772
Toray Industries, Inc.	2,000	8,107
Ube Industries Ltd.	1,000	1,812
Umicore	2,425	44,699
Yara International ASA	4,610	101,533

		5,922,479
Construction Materials 0.2%
CRH PLC	19,947	429,038
Fletcher Building Ltd.	678	2,326
Holcim Ltd. (Registered)	403	14,330
Imerys SA	73	2,668
Lafarge SA	142	6,375

		454,737
Containers & Packaging 0.3%
Bway Holding Co.*	4,500	35,505
Rock-Tenn Co. "A"	5,700	154,185
Silgan Holdings, Inc.	3,000	157,620
Sonoco Products Co.	18,997	398,557
Toyo Seikan Kaisha Ltd.	300	4,429

		750,296
Metals & Mining 0.7%
Acerinox SA	5,499	63,811
Agnico-Eagle Mines Ltd.	100	5,748
Alumina Ltd.	738	671
Anglo American PLC	997	16,903
ArcelorMittal	11,925	241,353
Barrick Gold Corp.	16,300	527,604
BHP Billiton Ltd.	17,001	378,932
BHP Billiton PLC	1,501	29,718
BlueScope Steel Ltd.	470	843
Cliffs Natural Resources, Inc.	1,400	25,424
First Quantum Minerals Ltd.	100	2,816
Fortescue Metals Group Ltd.*	700	1,248
Goldcorp, Inc.	300	10,098
JFE Holdings, Inc.	600	13,257
Kinross Gold Corp.	6,473	115,792
Kobe Steel Ltd.	3,000	3,886
Newcrest Mining Ltd.	264	5,987
Nippon Steel Corp.	6,000	16,234
Nisshin Steel Co., Ltd.	3,000	5,096
Norsk Hydro ASA	17,600	66,941
OneSteel Ltd.	1,038	1,632
Outokumpu Oyj	1,915	20,712
OZ Minerals Ltd.	1,031	398
Rautaruukki Oyj	1,395	22,299
Rio Tinto Ltd.	277	10,869
Rio Tinto PLC	696	23,305

Salzgitter AG	31	1,738
Sherritt International Corp.	500	1,177
SSAB Svenskt Stal AB "A" *	2,280	19,362
Stillwater Mining Co.*	6,200	22,940
Sumitomo Metal Industries Ltd.	6,000	12,199
Sumitomo Metal Mining Co., Ltd.	1,000	9,680
Teck Cominco Ltd. "B"	324	1,812
ThyssenKrupp AG	248	4,344
United States Steel Corp.	6,300	133,119
voestalpine AG	341	4,468
Xstrata PLC	22,595	150,757
Yamana Gold, Inc.	300	2,801

		1,975,974
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	1,714	13,763
International Paper Co.	9,300	65,472
Oji Paper Co., Ltd.	1,000	4,085
Stora Enso Oyj "R"*	9,272	32,829
Svenska Cellulosa AB "B"	7,800	59,217
UPM-Kymmene Oyj	8,338	48,097

		223,463
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	79,057	1,992,236
Atlantic Tele-Network, Inc.	3,500	67,130
BCE, Inc.	1,600	31,878
Belgacom SA	541	16,945
BT Group PLC	9,801	10,967
Cable & Wireless PLC	3,199	6,393
Deutsche Telekom AG (Registered)	29,627	368,570
Elisa Oyj	491	7,148
France Telecom SA	5,073	115,365
Global Crossing Ltd.*	2,200	15,400
Koninklijke (Royal) KPN NV	7,006	93,693
Nippon Telegraph & Telephone Corp.	5,085	193,135
NTELOS Holdings Corp.	5,500	99,770
Portugal Telecom SGPS SA (Registered)	10,817	83,837
Premiere Global Services, Inc.*	500	4,410
Singapore Telecommunications Ltd.	108,000	179,775
Swisscom AG (Registered)	299	83,889
Tele2 AB "B"	1,500	12,658
Telecom Corp. of New Zealand Ltd.	153,742	200,455
Telecom Italia SpA	41,770	53,616
Telecom Italia SpA (RSP)	27,168	27,702
Telefonica SA	22,577	450,908
Telekom Austria AG	6,415	96,944
Telenor ASA	26,300	150,840
TeliaSonera AB	12,473	60,125
Telstra Corp., Ltd.	34,843	77,790
Telus Corp.	100	2,751
Telus Corp. (Non-Voting Shares)	400	10,473
Verizon Communications, Inc.	40,516	1,223,583

		5,738,386

Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*	14,800	450,364
China Mobile Ltd.	33,500	292,275
iPCS, Inc.*	1,100	10,681
KDDI Corp.	9	42,469
Millicom International Cellular SA (SDR)	451	16,926
Mobistar SA	53	3,351
NTT DoCoMo, Inc.	51	69,585
Rogers Communications, Inc. "B"	1,300	29,953
Softbank Corp.	2,400	30,652
Telephone & Data Systems, Inc.	5,400	143,154
United States Cellular Corp.*	7,400	246,716
USA Mobility, Inc.	11,100	102,231
Vodafone Group PLC	220,978	386,049

		1,824,406
Utilities 3.4%
Electric Utilities 2.3%
Acciona SA	91	9,345
Allegheny Energy, Inc.	19,383	449,104
American Electric Power Co., Inc.	13,000	328,380
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,994
Chubu Electric Power Co., Inc.	1,300	28,604
Chugoku Electric Power Co., Inc.	700	15,196
Cleco Corp.	6,200	134,478
CLP Holdings Ltd.	11,500	77,832
Duke Energy Corp.	44,610	638,815
E.ON AG	9,588	266,885
Edison International	22,400	645,344
EDP - Energias de Portugal SA	25,897	89,954
Electricite de France	389	15,277
Empire District Electric Co.	7,400	106,856
Enel SpA	18,387	88,189
Entergy Corp.	6,320	430,329
Exelon Corp.	14,118	640,816
FirstEnergy Corp.	13,929	537,659
Fortis, Inc.	1,800	31,608
Fortum Oyj	14,498	275,965
FPL Group, Inc.	9,342	473,920
Hokkaido Electric Power Co., Inc.	600	12,042
Hokuriku Electric Power Co.	500	12,006
HongKong Electric Holdings Ltd.	7,500	44,805
Iberdrola SA	7,754	54,448
IDACORP, Inc.	4,600	107,456
Kansai Electric Power Co., Inc.	1,500	32,598
Kyushu Electric Power Co., Inc.	800	17,907
NV Energy, Inc.	30,500	286,395
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) "A"	68	2,585
Pepco Holdings, Inc.	6,200	77,376
Progress Energy, Inc.	1,400	50,764
Red Electrica Corporacion SA	229	8,939
Scottish & Southern Energy PLC	1,783	28,317
Shikoku Electric Power Co., Inc.	500	13,356
Southern Co.	6,380	195,356
Terna - Rete Elettrica Nationale SpA	6,478	20,180
Tohoku Electric Power Co., Inc.	1,000	21,964

Tokyo Electric Power Co., Inc.	2,400	59,911
Union Fenosa SA	861	20,592

		6,355,547
Gas Utilities 0.1%
Chesapeake Utilities Corp.	800	24,384
Enagas	311	4,411
Gas Natural SDG SA	302	4,130
Hong Kong & China Gas Co., Ltd.	22,500	35,596
ONEOK, Inc.	5,000	113,150
Osaka Gas Co., Ltd.	5,000	15,596
Snam Rete Gas SpA	4,641	24,912
Tokyo Gas Co., Ltd.	5,000	17,463
WGL Holdings, Inc.	2,900	95,120

		334,762
Independent Power Producers & Energy Traders 0.3%
Drax Group PLC	680	5,031
Electric Power Development Co., Ltd.	400	11,882
Iberdrola Renovables SA*	1,405	5,829
International Power PLC	4,087	12,249
Mirant Corp.*	59,300	676,020
NRG Energy, Inc.*	6,900	121,440
TransAlta Corp.	2,100	30,730

		863,181
Multi-Utilities 0.6%
A2A SpA	4,548	6,902
AGL Energy Ltd.	20,636	215,029
Avista Corp.	4,600	63,388
Canadian Utilities Ltd. "A"	700	20,404
Centrica PLC	8,869	29,001
Dominion Resources, Inc.	3,500	108,465
GDF Suez	2,151	73,956
National Grid PLC	5,608	43,116
NiSource, Inc.	13,800	135,240
PG&E Corp.	18,694	714,485
RWE AG	658	46,261
Sempra Energy	3,400	157,216
Suez Environnement SA*	342	5,031
United Utilities Group PLC	1,332	9,228
Veolia Environnement	808	16,838

		1,644,560
Water Utilities 0.1%
California Water Service Group	2,600	108,836
Severn Trent PLC	474	6,721

		115,557

Total Common Stocks (Cost $180,246,295)		150,889,146
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	50	2,354
Volkswagen AG	62	3,575

		5,929
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,125	30,585

Health Care 0.0%
Fresenius SE	134	6,158
Utilities 0.0%
RWE AG	22	1,371

Total Preferred Stocks (Cost $96,060)		44,043
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $8,344)	60,000	0
Rights 0.0%
Financials 0.0%
Banco Espirito Santo SA, Expiration Date 4/7/2009*	7,985	12,731
Fortis, Expiration Date 7/4/2014*	6,275	0
HSBC Holdings PLC, Expiration Date 4/3/2009*	16,418	33,216
Royal Bank of Scotland Group PLC, Expiration Date 4/6/2009*	3,372	0

		45,947
Materials 0.0%
CRH PLC, Expiration Date 4/8/2009*	2,600	56,651

Total Rights (Cost $129,165)		102,598
Warrants 0.0%
Financials
New ASAT (Finance) Ltd., Expiration Date 2/1/2011* (Cost $0)	24,700	2,574
	Principal Amount ($) (a)	Value ($)

Corporate Bonds 9.8%
Consumer Discretionary 0.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	45,000	36,900
American Achievement Corp., 144A, 8.25%, 4/1/2012	15,000	10,875
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	22,571	3,386
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	16,450
8.0%, 3/15/2014	15,000	7,275
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	500,000	543,069
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	25,000	1,750
Carrols Corp., 9.0%, 1/15/2013	15,000	12,900
CSC Holdings, Inc., 6.75%, 4/15/2012	25,000	24,062
DIRECTV Holdings LLC, 7.625%, 5/15/2016	70,000	68,600
DISH DBS Corp.:
6.625%, 10/1/2014	40,000	35,800
7.125%, 2/1/2016	35,000	31,325
Dollarama Group Holdings LP, 8.573% ***, 8/15/2012 (b)	24,000	10,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015	25,000	750
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	30,000	21,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013	15,000	11,550
Hertz Corp., 8.875%, 1/1/2014	55,000	33,344
Idearc, Inc., 8.0%, 11/15/2016 **	55,000	1,444
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	20,000	10,700

	Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	17,000	10,030
	Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	75,750
	Lamar Media Corp., Series C, 6.625%, 8/15/2015	20,000	14,400
	MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	40,000	30,000
	Norcraft Holdings LP, 9.75%, 9/1/2012	80,000	63,200
	Penske Automotive Group, Inc., 7.75%, 12/15/2016	50,000	25,000
	Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	20,000	17,600
	Quebecor Media, Inc., 7.75%, 3/15/2016	20,000	15,200
	Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **	25,000	875
	Reader's Digest Association, Inc., 9.0%, 2/15/2017	25,000	1,438
	Sabre Holdings Corp., 8.35%, 3/15/2016	25,000	9,500
	Seminole Hard Rock Entertainment, Inc., 144A, 3.82% ***, 3/15/2014	30,000	15,600
	Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	25,000	10,375
	Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	105,000	1,050
	Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	30,000	8,850
	TCI Communications, Inc., 8.75%, 8/1/2015	135,000	145,646
	Time Warner Cable, Inc., 8.25%, 2/14/2014	750,000	783,976
	Travelport LLC:
	5.886% ***, 9/1/2014	20,000	6,400
	9.875%, 9/1/2014	5,000	1,975
	Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **	5,000	400
	United Components, Inc., 9.375%, 6/15/2013	5,000	1,950
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	50,000	58,458
	Vertis, Inc., 13.5%, 4/1/2014 (PIK)	32,999	289
	Viacom, Inc., 6.875%, 4/30/2036	300,000	218,882
	Young Broadcasting, Inc., 8.75%, 1/15/2014 **	130,000	14

			2,399,438
Consumer Staples 1.1%
	Alliance One International, Inc., 8.5%, 5/15/2012	15,000	12,750
	Altria Group, Inc., 9.25%, 8/6/2019	125,000	133,649
	Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	500,000	498,550
	CVS Caremark Corp., 6.25%, 6/1/2027	750,000	691,144
	Delhaize America, Inc.:
	8.05%, 4/15/2027	30,000	29,113
	9.0%, 4/15/2031	56,000	59,520
	Dr. Pepper Snapple Group, Inc., 6.12%, 5/1/2013	200,000	197,794
	General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)	15,000	9,225
	Kroger Co., 6.15%, 1/15/2020	500,000	494,520
	North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	108,750	48,938
	Reynolds American, Inc., 7.75%, 6/1/2018	750,000	660,732
	Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	288,000

			3,123,935
Energy 1.0%
	Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	55,000	40,150
	Belden & Blake Corp., 8.75%, 7/15/2012	130,000	90,350
	Bristow Group, Inc., 7.5%, 9/15/2017	30,000	22,500
	Chaparral Energy, Inc., 8.5%, 12/1/2015	40,000	13,800
	Chesapeake Energy Corp.:
	6.25%, 1/15/2018	20,000	15,600
	6.875%, 1/15/2016	90,000	75,600
	7.5%, 6/15/2014	10,000	9,025
	Delta Petroleum Corp., 7.0%, 4/1/2015	45,000	14,400
	Devon Energy Corp., 5.625%, 1/15/2014	750,000	760,735
	Dynegy Holdings, Inc., 6.875%, 4/1/2011	10,000	8,900

El Paso Corp., 7.25%, 6/1/2018	40,000	34,000
Forest Oil Corp., 144A, 7.25%, 6/15/2019	15,000	11,850
Frontier Oil Corp., 6.625%, 10/1/2011	20,000	19,500
KCS Energy, Inc., 7.125%, 4/1/2012	105,000	95,025
Mariner Energy, Inc.:
7.5%, 4/15/2013	25,000	18,500
8.0%, 5/15/2017	20,000	13,200
Newfield Exploration Co., 7.125%, 5/15/2018	40,000	35,400
ONEOK Partners LP, 8.625%, 3/1/2019	440,000	443,987
OPTI Canada, Inc.:
7.875%, 12/15/2014	35,000	15,313
8.25%, 12/15/2014	70,000	31,325
Petrohawk Energy Corp., 144A, 7.875%, 6/1/2015	15,000	13,200
Plains Exploration & Production Co., 7.0%, 3/15/2017	15,000	11,925
Quicksilver Resources, Inc., 7.125%, 4/1/2016	70,000	33,250
Stone Energy Corp.:
6.75%, 12/15/2014	40,000	15,800
8.25%, 12/15/2011	75,000	39,375
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	25,000	21,573
Tesoro Corp., 6.5%, 6/1/2017	25,000	18,875
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	750,000	741,604
Whiting Petroleum Corp., 7.25%, 5/1/2012	50,000	41,125
Williams Companies, Inc., 8.125%, 3/15/2012	85,000	86,275

		2,792,162
Financials 3.2%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	60,000	23,100
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	36,400	13,279
BB&T Corp., 5.2%, 12/23/2015	1,000,000	896,635
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	15,000	900
Citigroup, Inc., 6.5%, 8/19/2013	510,000	468,647
Conproca SA de CV, REG S, 12.0%, 6/16/2010	279,855	291,049
Countrywide Home Loans, Inc., Series H, 6.25%, 4/15/2009	125,000	125,020
FIA Card Services NA, 144A, 7.125%, 11/15/2012	1,250,000	1,146,557
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	155,000	110,353
7.875%, 6/15/2010	55,000	45,452
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	550,000	529,494
GMAC LLC, 144A, 6.875%, 9/15/2011	132,000	93,802
Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	4,400
Inmarsat Finance PLC, 10.375%, 11/15/2012	30,000	30,750
iPayment, Inc., 9.75%, 5/15/2014	25,000	13,000
JPMorgan Chase & Co., 4.75%, 5/1/2013	875,000	848,153
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	25,000	2,500
MetLife, Inc., 7.717%, 2/15/2019	250,000	224,165
Morgan Stanley, Series F, 6.625%, 4/1/2018	450,000	429,078
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **	95,000	1,425
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	64,000
PNC Bank NA, 6.875%, 4/1/2018	1,000,000	974,884
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014	100,000	74,877
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	25,000	24,938
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	4,000	4,080
Sprint Capital Corp.:
7.625%, 1/30/2011	20,000	18,500
8.375%, 3/15/2012	10,000	9,000
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	1,000,000	913,418

Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	75,000	188
UCI Holdco, Inc., 9.32% ***, 12/15/2013 (PIK)	35,807	2,865
Universal City Development Partners Ltd., 11.75%, 4/1/2010	125,000	107,188
Verizon Wireless Capital LLC, 144A, 7.375%, 11/15/2013	750,000	804,127
Wachovia Corp., Series G, 5.5%, 5/1/2013	470,000	433,365

		8,729,189
Health Care 0.3%
Boston Scientific Corp., 6.0%, 6/15/2011	25,000	24,250
Community Health Systems, Inc., 8.875%, 7/15/2015	120,000	113,400

HCA, Inc.:
9.125%, 11/15/2014	35,000	32,900
9.25%, 11/15/2016	130,000	118,300
9.625%, 11/15/2016 (PIK)	40,000	31,900
HEALTHSOUTH Corp., 10.75%, 6/15/2016	20,000	19,600
IASIS Healthcare LLC, 8.75%, 6/15/2014	30,000	28,200
Medco Health Solutions, Inc., 7.125%, 3/15/2018	300,000	297,739
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	10,000	9,025
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	30,000	17,400
The Cooper Companies, Inc., 7.125%, 2/15/2015	45,000	40,613
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	25,000	20,750
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	75,000	66,187

		820,264
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017	20,000	16,950
ARAMARK Corp., 8.5%, 2/1/2015	10,000	9,200
BE Aerospace, Inc., 8.5%, 7/1/2018	50,000	41,687
Belden, Inc., 7.0%, 3/15/2017	25,000	20,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	75,000	65,798
Cenveo Corp., 144A, 10.5%, 8/15/2016	10,000	5,613
Congoleum Corp., 8.625%, 8/1/2008 **	190,000	57,000
Esco Corp., 144A, 8.625%, 12/15/2013	45,000	34,200
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	16,000
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	25,000	8,750
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	20,000	15,800
9.375%, 5/1/2012	60,000	54,600
Lockheed Martin Corp., 4.121%, 3/14/2013	500,000	516,261
Mobile Mini, Inc., 9.75%, 8/1/2014	25,000	18,562
Moog, Inc., 144A, 7.25%, 6/15/2018	10,000	9,225
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	35,000	19,950
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	75,000	4,125
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	20,000	16,200
Titan International, Inc., 8.0%, 1/15/2012	85,000	66,300
TransDigm, Inc., 7.75%, 7/15/2014	15,000	13,988
United Rentals North America, Inc.:
6.5%, 2/15/2012	15,000	12,000
7.0%, 2/15/2014	65,000	32,825
US Concrete, Inc., 8.375%, 4/1/2014	30,000	12,000

		1,067,534
Information Technology 0.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	75,000	28,500
Alion Science & Technology Corp., 10.25%, 2/1/2015	20,000	3,000

	L-3 Communications Corp.:
	5.875%, 1/15/2015	80,000	74,200
	Series B, 6.375%, 10/15/2015	35,000	32,988
	MasTec, Inc., 7.625%, 2/1/2017	35,000	28,481
	SunGard Data Systems, Inc., 10.25%, 8/15/2015	60,000	42,000
	Vangent, Inc., 9.625%, 2/15/2015	15,000	9,750
	Xerox Corp., 5.65%, 5/15/2013	800,000	668,672

			887,591
Materials 0.5%
	Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	15,000	9,038
	ARCO Chemical Co., 9.8%, 2/1/2020 **	195,000	19,500
	Cascades, Inc., 7.25%, 2/15/2013	27,000	15,053
	CPG International I, Inc., 10.5%, 7/1/2013	50,000	23,500
	Exopack Holding Corp., 11.25%, 2/1/2014	80,000	36,400
	Freeport-McMoRan Copper & Gold, Inc.:
	8.25%, 4/1/2015	65,000	62,237
	8.375%, 4/1/2017	120,000	112,200
	GEO Specialty Chemicals, Inc.:
	144A, 7.5% ***, 3/31/2015 (PIK)	204,086	102,043
	10.0%, 12/31/2009	206,080	103,040
	Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	15,000	13,875
	Hexcel Corp., 6.75%, 2/1/2015	95,000	80,275
	Huntsman LLC, 11.625%, 10/15/2010	122,000	120,780
	Innophos, Inc., 8.875%, 8/15/2014	10,000	8,200
	Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	70,000	57,050
	Metals USA Holdings Corp., 7.685% ***, 7/1/2012 (PIK)	15,408	3,621
	Millar Western Forest Products Ltd., 7.75%, 11/15/2013	15,000	5,025
	Monsanto Co., 5.875%, 4/15/2038	500,000	480,175
	NewMarket Corp., 7.125%, 12/15/2016	65,000	51,512
	Radnor Holdings Corp., 11.0%, 3/15/2010 **	40,000	50
	Terra Capital, Inc., Series B, 7.0%, 2/1/2017	50,000	46,000
	The Mosaic Co., 144A, 7.375%, 12/1/2014	40,000	39,200
	Witco Corp., 6.875%, 2/1/2026 **	40,000	10,400
	Wolverine Tube, Inc., 10.5%, 4/1/2009	40,000	34,400

			1,433,574
Telecommunication Services 0.9%
	AT&T Mobility LLC, 6.5%, 12/15/2011	750,000	790,443
BCM Ireland Preferred Equity Ltd., 144A, 8.959% ***, 2/15/2017 (PIK)	EUR	94,281	4,860
	Cincinnati Bell, Inc.:
	7.25%, 7/15/2013	70,000	66,850
	8.375%, 1/15/2014	25,000	23,500
	Cricket Communications, Inc.:
	9.375%, 11/1/2014	55,000	52,388
	144A, 10.0%, 7/15/2015	50,000	48,125
	Intelsat Corp.:
	144A, 9.25%, 8/15/2014	10,000	9,400
	144A, 9.25%, 6/15/2016	110,000	101,750
	Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	60,000	55,950
	iPCS, Inc., 3.295% ***, 5/1/2013	10,000	7,500
	MetroPCS Wireless, Inc., 9.25%, 11/1/2014	60,000	58,200
	Millicom International Cellular SA, 10.0%, 12/1/2013	80,000	78,200
	Qwest Corp.:
	7.25%, 9/15/2025	10,000	6,600
	7.875%, 9/1/2011	65,000	64,025
	8.875%, 3/15/2012	15,000	14,813

Rogers Communications, Inc., 6.8%, 8/15/2018		500,000	499,739
Sprint Nextel Corp., 6.0%, 12/1/2016		25,000	17,875
Stratos Global Corp., 9.875%, 2/15/2013		15,000	13,950
Telesat Canada, 144A, 11.0%, 11/1/2015		225,000	186,750
Verizon Communications, Inc., 6.35%, 4/1/2019		100,000	98,794
Virgin Media Finance PLC:
8.75%, 4/15/2014		55,000	51,975
8.75%, 4/15/2014	EUR	45,000	52,911
Windstream Corp.:
7.0%, 3/15/2019		25,000	22,000
8.625%, 8/1/2016		10,000	9,825

			2,336,423

Utilities 1.2%
AES Corp.:
8.0%, 10/15/2017	35,000	30,012
144A, 8.0%, 6/1/2020	50,000	40,500
144A, 8.75%, 5/15/2013	152,000	149,720
Alabama Power Co., 6.0%, 3/1/2039	220,000	216,383
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	190,000	192,170
Appalachian Power Co., 7.0%, 4/1/2038	750,000	660,583
CenterPoint Energy, Inc., 6.5%, 5/1/2018	750,000	627,669
CMS Energy Corp., 8.5%, 4/15/2011	110,000	110,585
CP&L, Inc., 5.3%, 1/15/2019	500,000	506,203
DPL, Inc., 6.875%, 9/1/2011	500,000	511,808
Edison Mission Energy, 7.0%, 5/15/2017	25,000	18,250
Energy Future Holdings Corp., 10.875%, 11/1/2017	35,000	22,575
Knight, Inc., 6.5%, 9/1/2012	15,000	13,987
Mirant Americas Generation LLC, 8.3%, 5/1/2011	45,000	43,650
Mirant North America LLC, 7.375%, 12/31/2013	20,000	18,100
NRG Energy, Inc.:
7.25%, 2/1/2014	55,000	51,700
7.375%, 2/1/2016	50,000	46,500
7.375%, 1/15/2017	20,000	18,600
NV Energy, Inc.:
6.75%, 8/15/2017	50,000	39,682
8.625%, 3/15/2014	8,000	7,540
Regency Energy Partners LP, 8.375%, 12/15/2013	31,000	26,350
Reliant Energy, Inc., 7.875%, 6/15/2017	35,000	27,650
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	105,000	52,500

		3,432,717

Total Corporate Bonds (Cost $30,763,208)		27,022,827
Asset-Backed 0.5%
Automobile Receivables 0.3%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	560,021
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	379,000	293,397

		853,418
Home Equity Loans 0.2%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	613,462	476,739

Total Asset-Backed (Cost $1,558,296)		1,330,157
Mortgage-Backed Securities Pass-Throughs 14.2%
Federal Home Loan Mortgage Corp.:

5.0%, 10/1/2035	2,303,896	2,379,403
6.0%,with various maturities from 8/1/2035 until 3/1/2038	597,962	623,427
Federal National Mortgage Association:
4.5%,with various maturities from 11/1/2028 until 9/1/2035	1,518,952	1,555,832
5.0%,with various maturities from 3/1/2036 until 2/1/2038 (c)	7,955,581	8,228,855
5.5%,with various maturities from 2/1/2037 until 4/1/2038	10,687,588	11,059,744
6.0%,with various maturities from 1/1/2024 until 8/1/2037	3,517,135	3,690,698
6.5%,with various maturities from 5/1/2017 until 9/1/2038	5,866,404	6,234,217
8.0%, 9/1/2015	114,313	122,717
Government National Mortgage Association, 5.0%, 8/1/2036 (c)	5,000,000	5,182,031

Total Mortgage-Backed Securities Pass-Throughs (Cost $37,957,010)		39,076,924

Commercial Mortgage-Backed Securities 2.6%
Countrywide Alternative Loan Trust, "4A3", Series 2005-43, 5.659% ***, 10/25/2035	618,908	249,710
GS Mortgage Securities Corp. II, "AAB", Series 2006-GG8, 5.535%, 11/10/2039	1,800,000	1,517,826
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	126,384	115,954
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4% ***, 11/25/2035	900,000	343,498
"1A1", Series 2005-17, 5.697% ***, 8/25/2035	1,084,471	719,606
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2006-C23, 5.446%, 1/15/2045	2,100,000	1,774,500
"APB", Series 2007-C34, 5.617%, 5/15/2046	2,875,000	2,228,911
Washington Mutual Mortgage Pass-Through Certificates Trust, "A6", Series 2004-AR4, 3.789% ***, 6/25/2034	190,000	186,822

Total Commercial Mortgage-Backed Securities (Cost $9,677,101)		7,136,827
Collateralized Mortgage Obligations 1.5%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	594,854	611,879
Federal Home Loan Mortgage Corp.:
"OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	4,150,045	3,458,050
"H", Series 2278, 6.5%, 1/15/2031	17,789	18,499

Total Collateralized Mortgage Obligations (Cost $3,768,349)		4,088,428
Loan Participations and Assignments 0.1%
Senior Loans ***
Buffets, Inc.:
Letter of Credit, LIBOR minus 0.1%, 1.872%, 5/1/2013 (PIK)	19,521	1,610
Term Loan 2, LIBOR plus 7.25%, 9.222%, 4/30/2009 (PIK)	464	38
Term Loan 3, LIBOR plus 7.25%, 9.222%, 4/30/2009 (PIK)	46	4
Term Loan, LIBOR plus 7.25%, 9.222%, 11/1/2013 (PIK)	965	80
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.472%, 6/20/2013	19,899	10,795
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.222%, 9/16/2013	14,812	10,960
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 5.222%, 6/14/2014	35,000	5,425
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 1.972%, 3/26/2014	1,336	614
Term Loan, LIBOR plus 2.0%, 3.972%, 3/26/2014	22,751	10,453
HCA, Inc., Term Loan A, LIBOR plus 2.0%, 3.972%, 11/16/2012	85,325	74,020
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 4.222%, 5/5/2013	72,468	25,509
Term Loan C2, LIBOR plus 2.25%, 4.222%, 5/5/2013	10,898	3,836
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.222%, 6/13/2014 (PIK)	82,445	35,039
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 3.972%, 9/30/2014	23,027	12,219
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.222%, 8/23/2013	10,144	6,881

Term Loan B, LIBOR plus 3.25%, 5.222%, 8/23/2014	10,144	6,881
Telesat Canada:
Term Delayed Draw, LIBOR plus 3.0%, 4.972%, 10/31/2014	3,268	2,870
Term Loan II, LIBOR plus 3.0%, 4.972%, 10/31/2014	31,964	28,077
Tribune Co., Term Loan B, LIBOR plus 3.0%, 4.972%, 6/4/2014 **	49,152	13,254

Total Loan Participations and Assignments (Cost $476,126)		248,565
Preferred Securities 0.1%
Financials
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (d)	218,000	126,545
Xerox Capital Trust I, 8.0%, 2/1/2027	15,000	10,564

Total Preferred Securities (Cost $244,506)		137,109
Government & Agency Obligations 5.5%
US Government Sponsored Agencies 2.4%
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012	1,500,000	1,505,052
General Electric Capital Corp., Series G, FDIC Guaranteed, 2.2%, 6/8/2012	3,000,000	3,019,371
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012	2,000,000	2,019,260

		6,543,683
US Treasury Obligations 3.1%
US Treasury Bills:
0.13% ****, 6/11/2009 (e)	232,000	231,917
0.16% ****, 5/21/2009 (e)	71,000	70,985
0.13% ****, 6/11/2009 (e)	423,000	422,848
0.13% ****, 6/11/2009 (e)	2,025,000	2,024,273
0.13% ****, 6/11/2009	95,000	94,966
0.13% ****, 6/11/2009	349,000	348,875
0.29% ****, 6/18/2009 (e)	1,286,000	1,285,554
0.23% ****, 6/18/2009	6,000	5,998
0.15% ****, 6/11/2009 (e)	238,000	237,915
US Treasury Bond, 3.5%, 2/15/2039	1,500,000	1,482,195
US Treasury Inflation-Indexed Note, 1.375%, 7/15/2018	1,223,763	1,213,819
US Treasury Note, 2.75%, 2/15/2019	1,250,000	1,256,837

		8,676,182

Total Government & Agency Obligations (Cost $15,080,089)		15,219,865
	Units	Value ($)

Other Investments 0.0%
Materials
Hercules, Inc., (Bond Units), 6.5%, 6/30/2029 (Cost $117,207)	170,000	42,500
	Shares	Value ($)

Exchange Traded Funds 3.6%
iShares MSCI Japan Index Fund	62,232	492,255
Vanguard Emerging Markets	399,069	9,418,028

Total Exchange Traded Funds (Cost $8,800,585)		9,910,283
Cash Equivalents 9.2%
Cash Management QP Trust, 0.53% (f) (Cost $25,381,216)	25,381,216	25,381,216

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $314,303,557) †	101.8	280,633,062
Other Assets and Liabilities, Net	(1.8)	(4,873,928)

Net Assets	100.0	275,759,134

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.

**				Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	195,000	USD	175,673	19,500
CanWest MediaWorks LP	9.25%	8/1/2015	25,000	USD	25,000	1,750
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	57,000
Idearc, Inc.	8.0%	11/15/2016	55,000	USD	51,838	1,444
New ASAT (Finance) Ltd.	9.25%	2/1/2011	95,000	USD	83,256	1,425
Quebecor World, Inc.	9.75%	1/15/2015	25,000	USD	25,000	875
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	50
Tribune Co.	4.972%	6/4/2014	49,152	USD	49,122	13,254
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	188
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	5,000	USD	4,788	400
Witco Corp.	6.875%	2/1/2026	40,000	USD	36,681	10,400
Young Broadcasting, Inc.	8.75%	1/15/2014	130,000	USD	111,175	14
					833,709	106,300

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $320,510,671. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $39,877,609. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,144,806 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,022,415.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 6/30/2009.
(c)				When-issued or delayed delivery security included.
(d)				Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)				At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
FDR: Fiduciary Depositary Receipt
LIBOR: Represents the London InterBank Offered Rate.
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.

PPS: Price Protected Shares
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	6/15/2009	16	1,265,494	1,255,325	(10,169)
10 Year US Treasury Note	6/19/2009	121	15,020,283	15,013,454	(6,829)
2 Year US Treasury Note	6/30/2009	56	12,139,032	12,201,875	62,843
AEX Index	4/17/2009	11	606,256	631,058	24,802
ASX SPI 200 Index	6/18/2009	14	823,984	867,866	43,882
DAX Index	6/19/2009	2	265,228	272,495	7,267
DJ Euro Stoxx 50 Index	6/19/2009	20	518,353	529,579	11,226
Federal Republic of Germany Euro-Schatz	6/8/2009	104	14,981,055	14,963,596	(17,459)
FTSE 100 Index	6/19/2009	58	3,140,959	3,233,147	92,188
Hang Seng Index	4/29/2009	10	888,267	874,513	(13,754)
NASDAQ E-Mini 100 Index	6/19/2009	28	654,174	693,000	38,826
Nikkei 225 Index	6/11/2009	2	70,458	83,650	13,192
Russell 2000 Mini Index	6/19/2009	41	1,605,451	1,727,330	121,879
S&P 500 E Mini Index	6/19/2009	127	4,895,743	5,046,980	151,237
S&P MIB Index	6/19/2009	1	89,321	102,488	13,167
United Kingdom Long Gilt Bond	6/26/2009	57	9,847,627	10,076,908	229,281
Total net unrealized appreciation					761,579

At March 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	6/19/2009	29	2,872,985	2,914,261	(41,276)

10 Year Japanese Government Bond	6/11/2009	9	12,614,016		12,560,994	53,022
CAC 40 Index	4/17/2009	21	764,268		783,309	(19,041)
Federal Republic of Germany Euro-Bund	6/8/2009	23	3,767,893		3,802,307	(34,414)
IBEX 35 Index	4/17/2009	11	1,107,483		1,138,989	(31,506)
Russell 2000 Mini Index	6/19/2009	64	2,505,770		2,696,320	(190,550)
S&P TSE 60 Index	6/18/2009	4	323,612		333,756	(10,144)
TOPIX Index	6/12/2009	31	2,179,724		2,433,399	(253,675)
Total net unrealized depreciation						(527,584)

As of March 31,2009, the Portfolio had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	2,120,760	AUD	3,288,000	4/15/2009	162,818
USD	610,248	CAD	786,000	4/15/2009	13,180
USD	5,091,444	CHF	6,055,000	4/15/2009	229,574
USD	909,406	NZD	1,774,000	4/15/2009	101,543
USD	1,684,525	SEK	14,778,000	4/15/2009	113,216
EUR	1,200	USD	1,632	4/20/2009	38
JPY	126,900,000	USD	1,305,381	5/29/2009	24,499
JPY	62,858,500	USD	642,870	6/26/2009	8,029
Total unrealized appreciation					652,897

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	3,393,000	USD	4,347,587	4/15/2009	(160,183)
GBP	831,000	USD	1,143,498	4/15/2009	(48,908)
USD	3,226,584	JPY	313,574,000	4/15/2009	(58,015)
NOK	2,279,000	USD	327,711	4/15/2009	(11,172)
EUR	90,200	USD	118,368	4/20/2009	(1,466)
Total unrealized depreciation					(279,744)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 135,335,640	$ 233,995
Level 2	145,192,869	373,153
Level 3	104,553	-
Total	$ 280,633,062	$ 607,148

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 163,093
Total realized gain (loss)	(6,402)
Change in unrealized appreciation (depreciation)	(44,502)
Amortization premium/discount	297
Net purchases (sales)	(1,657)
Net transfers in (out) of Level 3	(6,276)
Balance as of March 31, 2009	$ 104,553
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ (45,768)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ 234,999	$ -
Foreign Exchange Contracts	$ -	$ 373,153
Credit Contracts	$ -	$ -
Equity Contracts	$ (1,004)	$ -
Commodity Contracts	$ -	$ -
Other Contracts	$ -	$ -

Futures. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also invest in forward currency contracts as part of its global tactical asset allocation overlay strategy. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 9.5%
Auto Components 0.1%
Autoliv, Inc.	2,900	53,853
Hotels Restaurants & Leisure 1.9%
Carnival Corp. (Units)	4,000	86,400
McDonald's Corp.	21,800	1,189,626
Yum! Brands, Inc.	14,300	392,964

		1,668,990
Household Durables 0.6%
Centex Corp.	6,700	50,250
Garmin Ltd.	6,300	133,623
Harman International Industries, Inc.	4,400	59,532
Leggett & Platt, Inc.	16,800	218,232
Ryland Group, Inc.	2,500	41,650

		503,287
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	6,200	455,328
Media 3.6%
Comcast Corp. "A" (a)	97,700	1,332,628
Comcast Corp., Special "A"	23,500	302,445
DISH Network Corp. "A"*	18,800	208,868
Liberty Media Corp. - Entertainment "A"*	7,600	151,620
The DIRECTV Group, Inc.* (a)	27,600	629,004
Time Warner Cable, Inc.	5,781	143,369
Time Warner, Inc.	23,033	444,537

		3,212,471
Multiline Retail 0.4%
Macy's, Inc.	44,700	397,830
Specialty Retail 2.3%
AutoZone, Inc.*	400	65,048
Children's Place Retail Stores, Inc.*	3,000	65,670
Gymboree Corp.*	1,500	32,025
RadioShack Corp.	28,700	245,959
Rent-A-Center, Inc.*	6,300	122,031
Ross Stores, Inc.	3,100	111,228
The Gap, Inc.	31,900	414,381
TJX Companies, Inc.	37,400	958,936
Tractor Supply Co.*	2,100	75,726

		2,091,004
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	15,400	64,988
Quiksilver, Inc.*	17,100	21,888
Wolverine World Wide, Inc.	3,100	48,298

		135,174

1 |

Consumer Staples 11.7%
Beverages 0.9%
PepsiCo, Inc.	15,800	813,384
Food & Staples Retailing 3.8%
Kroger Co.	52,400	1,111,928
Pantry, Inc.*	1,600	28,176
Sysco Corp.	8,100	184,680
Wal-Mart Stores, Inc. (a)	40,500	2,110,050

		3,434,834
Food Products 2.1%
Archer-Daniels-Midland Co.	34,300	952,854
Bunge Ltd. (a)	11,900	674,135
Chiquita Brands International, Inc.*	6,700	44,421
Darling International, Inc.*	9,800	36,358
Fresh Del Monte Produce, Inc.*	9,500	155,990

		1,863,758
Household Products 2.3%
Church & Dwight Co., Inc.	1,800	94,014
Colgate-Palmolive Co.	25,900	1,527,582
Procter & Gamble Co.	9,600	452,064

		2,073,660
Personal Products 0.2%
Herbalife Ltd.	9,800	146,804
Tobacco 2.4%
Altria Group, Inc.	53,700	860,274
Lorillard, Inc.	5,200	321,048
Philip Morris International, Inc.	26,300	935,754

		2,117,076
Energy 11.0%
Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.*	11,400	202,350
Apache Corp.	22,000	1,409,980
Arch Coal, Inc.	10,000	133,700
Chevron Corp.	20,700	1,391,868
Cimarex Energy Co.	16,800	308,784
ConocoPhillips	31,700	1,241,372
Encore Acquisition Co.*	19,600	456,092
ExxonMobil Corp.	13,340	908,454
Frontline Ltd. (a)	20,800	361,712
Hess Corp.	2,600	140,920
Mariner Energy, Inc.*	21,700	168,175
Massey Energy Co.	3,400	34,408
McMoRan Exploration Co.*	31,000	145,700
Occidental Petroleum Corp.	32,200	1,791,930
Sunoco, Inc.	2,200	58,256
Valero Energy Corp.	32,700	585,330
W&T Offshore, Inc. (a)	13,800	84,870
Walter Industries, Inc.	16,200	370,494

		9,794,395
Financials 11.1%
Capital Markets 2.1%
Bank of New York Mellon Corp.	59,500	1,680,875

| 2

State Street Corp.	7,500	230,850

		1,911,725
Commercial Banks 1.0%
Marshall & Ilsley Corp.	40,700	229,141
SunTrust Banks, Inc.	49,000	575,260
Zions Bancorp.	10,700	105,181

		909,582
Consumer Finance 0.1%
Capital One Financial Corp.	6,500	79,560
Cash America International, Inc.	2,500	39,150

		118,710
Diversified Financial Services 3.7%
Bank of America Corp.	156,100	1,064,602
Citigroup, Inc. (a)	93,500	236,555
JPMorgan Chase & Co.	73,100	1,942,998
PHH Corp.*	2,000	28,100

		3,272,255
Insurance 3.7%
ACE Ltd.	34,200	1,381,680
Aflac, Inc.	3,000	58,080
Allied World Assurance Co. Holdings Ltd.	2,300	87,469
Aon Corp.	600	24,492
Arch Capital Group Ltd.*	2,600	140,036
Assurant, Inc.	3,900	84,942
Berkshire Hathaway, Inc. "B"*	300	846,000
Everest Re Group Ltd.	1,600	113,280
Hartford Financial Services Group, Inc.	5,300	41,605
The Travelers Companies, Inc.	7,100	288,544
W.R. Berkley Corp.	3,700	83,435
XL Capital Ltd. "A" (a)	30,400	165,984

		3,315,547
Real Estate Investment Trusts 0.4%
Essex Property Trust, Inc. (REIT) (a)	2,100	120,414
Rayonier, Inc. (REIT)	6,400	193,408
Simon Property Group, Inc. (REIT)	40	1,386

		315,208
Real Estate Management & Development 0.1%
The St. Joe Co.* (a)	2,500	41,850
Health Care 15.6%
Biotechnology 2.4%
Amgen, Inc.*	2,300	113,896
Gilead Sciences, Inc.*	33,200	1,537,824
Isis Pharmaceuticals, Inc.*	2,200	33,022
Myriad Genetics, Inc.*	4,100	186,427
OSI Pharmaceuticals, Inc.*	5,100	195,126
PDL BioPharma, Inc.	8,200	58,056

		2,124,351
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	23,300	1,193,426
Becton, Dickinson & Co.	15,100	1,015,324
Varian Medical Systems, Inc.*	1,400	42,616

		2,251,366
Health Care Providers & Services 4.7%
Aetna, Inc.	54,700	1,330,851

3 |

AmerisourceBergen Corp.	2,800	91,448
Emergency Medical Services Corp. "A"*	1,100	34,529
Express Scripts, Inc.*	26,000	1,200,420
Humana, Inc.*	14,200	370,336
Kindred Healthcare, Inc.*	5,900	88,205
Magellan Health Services, Inc.*	900	32,796
McKesson Corp.	16,000	560,640
Medco Health Solutions, Inc.*	10,800	446,472
Universal Health Services, Inc. "B"	1,700	65,178

		4,220,875
Life Sciences Tools & Services 0.1%
ICON PLC (ADR)	1,800	29,070
Pharmaceutical Product Development, Inc.	3,400	80,648

		109,718
Pharmaceuticals 5.9%
Abbott Laboratories	18,700	891,990
Eli Lilly & Co.	43,000	1,436,630
Johnson & Johnson	12,400	652,240
Merck & Co., Inc.	25,200	674,100
Pfizer, Inc.	79,400	1,081,428
Teva Pharmaceutical Industries Ltd. (ADR)	3,700	166,685
Watson Pharmaceuticals, Inc.*	10,200	317,322

		5,220,395
Industrials 11.7%
Aerospace & Defense 4.6%
General Dynamics Corp.	15,900	661,281
Goodrich Corp.	17,100	647,919
Honeywell International, Inc.	38,600	1,075,396
L-3 Communications Holdings, Inc.	6,900	467,820
Lockheed Martin Corp.	2,700	186,381
Northrop Grumman Corp.	23,200	1,012,448
Spirit AeroSystems Holdings, Inc. "A"*	4,000	39,880

		4,091,125
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	1,100	54,142
Commercial Services & Supplies 0.3%
The Brink's Co.	11,000	291,060
Construction & Engineering 1.3%
EMCOR Group, Inc.*	17,500	300,475
Fluor Corp.	12,200	421,510
Foster Wheeler AG*	16,300	284,761
Perini Corp.*	10,100	124,230

		1,130,976
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,500	33,810
GrafTech International Ltd.*	65,300	402,248

		436,058
Machinery 3.1%
AGCO Corp.*	24,900	488,040
CNH Global NV	3,800	39,444
Cummins, Inc.	19,600	498,820
Dover Corp.	2,400	63,312
Flowserve Corp.	6,900	387,228

| 4

Gardner Denver, Inc.*	1,600	34,784
Joy Global, Inc.	10,400	221,520
Parker Hannifin Corp.	26,000	883,480
Terex Corp.*	8,800	81,400
Trinity Industries, Inc.	5,800	53,012

		2,751,040
Marine 0.0%
TBS International Ltd. "A"*	2,700	19,845
Professional Services 0.3%
Manpower, Inc.	10,000	315,300
Road & Rail 1.5%
Burlington Northern Santa Fe Corp.	2,800	168,420
Norfolk Southern Corp.	15,900	536,625
Ryder System, Inc.	24,000	679,440

		1,384,485
Information Technology 17.2%
Communications Equipment 1.2%
ADC Telecommunications, Inc.*	7,100	31,169
Cisco Systems, Inc.*	28,000	469,560
QUALCOMM, Inc.	14,800	575,868

		1,076,597
Computers & Peripherals 7.0%
Apple, Inc.*	3,600	378,432
Hewlett-Packard Co.	39,700	1,272,782
International Business Machines Corp. (a)	22,800	2,209,092
Lexmark International, Inc. "A"*	29,400	495,978
QLogic Corp.*	40,600	451,472
Seagate Technology	25,300	152,053
Western Digital Corp.*	65,800	1,272,572

		6,232,381
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc.*	2,800	49,028
Dolby Laboratories, Inc. "A"* (a)	3,400	115,974
Flextronics International Ltd.*	17,200	49,708
Jabil Circuit, Inc.	41,000	227,960
Molex, Inc. "A"	1,627	20,565

		463,235
Internet Software & Services 1.9%
eBay, Inc.*	17,500	219,800
Google, Inc. "A"*	3,800	1,322,628
VeriSign, Inc.*	4,200	79,254
Yahoo!, Inc.*	4,500	57,645

		1,679,327
IT Services 3.0%
Accenture Ltd. "A"	30,400	835,696
Automatic Data Processing, Inc. (a)	27,800	977,448
Computer Sciences Corp.*	20,200	744,168
MasterCard, Inc. "A"	800	133,984
SAIC, Inc.*	1,300	24,271

		2,715,567
Semiconductors & Semiconductor Equipment 0.3%
Altera Corp.	14,900	261,495

5 |

Software 3.3%
BMC Software, Inc.*	4,900	161,700
Microsoft Corp.	131,800	2,421,166
Symantec Corp.*	15,400	230,076
VMware, Inc. "A"*	5,300	125,186

		2,938,128
Materials 3.0%
Chemicals 2.9%
Ashland, Inc.	15,500	160,115
CF Industries Holdings, Inc.	15,100	1,074,063
Terra Industries, Inc.	45,700	1,283,713
The Mosaic Co.	2,700	113,346

		2,631,237
Metals & Mining 0.1%
Cliffs Natural Resources, Inc.	4,000	72,640
Telecommunication Services 3.4%
Diversified Telecommunication Services 3.4%
AT&T, Inc.	44,000	1,108,800
Embarq Corp.	5,800	219,530
Verizon Communications, Inc.	54,300	1,639,860

		2,968,190
Wireless Telecommunication Services 0.0%
United States Cellular Corp.*	600	20,004
Utilities 2.4%
Electric Utilities 1.0%
Duke Energy Corp.	5,400	77,328
Edison International	16,800	484,008
Exelon Corp.	1,800	81,702
NV Energy, Inc.	3,100	29,109
Pepco Holdings, Inc.	5,400	67,392
Southern Co.	4,100	125,542

		865,081
Gas Utilities 0.2%
Atmos Energy Corp.	1,700	39,304
ONEOK, Inc.	6,900	156,147
UGI Corp.	1,500	35,415

		230,866
Independent Power Producers & Energy Traders 0.4%
AES Corp.*	48,400	281,204
Mirant Corp.*	6,500	74,100

		355,304
Multi-Utilities 0.8%
Dominion Resources, Inc.	8,000	247,920
Integrys Energy Group, Inc.	1,400	36,456
NiSource, Inc.	25,000	245,000
Sempra Energy	2,800	129,472
TECO Energy, Inc.	2,200	24,530

		683,378

Total Common Stocks (Cost $110,959,830)		86,240,891

| 6

				Principal Amount ($)	Value ($)

Government & Agency Obligation 0.6%
US Treasury Obligation
US Treasury Bill, 0.13% **, 6/11/2009 (b) (Cost $480,877)				481,000	480,827
				Shares	Value ($)

Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 0.78% (c) (d) (Cost $8,565,530)				8,565,530	8,565,530
Cash Equivalents 2.7%
Cash Management QP Trust, 0.53% (c) (Cost $2,422,714)				2,422,714	2,422,714
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $122,428,951) †				109.5	97,709,962
Other Assets and Liabilities, Net				(9.5)	(8,448,687)

Net Assets				100.0	89,261,275

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $125,676,133. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $27,966,171. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,850,027 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,816,198.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $8,481,609 which is 9.5% of net assets.
(b)	At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P E-Mini 500 Index	6/19/2009	71	2,845,072	2,821,540	(23,532)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7 |

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 94,806,421	$ (23,532)
Level 2	2,903,541	-
Level 3	-	-
Total	$ 97,709,962	$ (23,532)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

| 8

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ (23,532)
Commodity Contracts	$ -
Other Contracts	$ -

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

9 |

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity - Equity Funds 34.2%
DWS Blue Chip VIP "A"	3,478	22,712
DWS Capital Growth VIP "A"	17,782	220,497
DWS Communications Fund "Institutional"	1,417	13,805
DWS Davis Venture Value VIP "A"	49,345	322,717
DWS Dreman High Return Equity VIP "A"	14,093	69,904
DWS Dreman Small Cap Value Fund "Institutional"	3,585	72,910
DWS Dreman Small Mid Cap Value VIP "A"	17,568	113,844
DWS Emerging Markets Equity Fund "Institutional"	6,772	66,975
DWS Equity 500 Index VIP "A"	22,286	189,433
DWS Europe Equity Fund "Institutional"	742	11,418
DWS Global Opportunities VIP "A"	22,861	163,682
DWS Global Thematic VIP "A"	22,608	118,242
DWS Growth & Income VIP "A"	100,482	474,274
DWS Health Care VIP "A"	19,533	173,257
DWS International Select Equity VIP "A"	11,960	60,397
DWS International VIP "A"	55,285	315,125
DWS Janus Growth & Income VIP "A"	10,462	69,779
DWS Japan Equity Fund "S"	5,206	32,644
DWS Large Cap Value VIP "A"	108,557	869,545
DWS Micro Cap Fund "Institutional"	1,170	10,199
DWS Mid Cap Growth VIP "A"	725	4,696
DWS RREEF Global Real Estate Securities Fund "Institutional"	16,578	70,291
DWS RREEF Real Estate Securities Fund "Institutional"	781	5,899
DWS S&P 500 Plus Fund "S"	32,529	256,332
DWS Small Cap Core Fund "S"	13,334	128,803
DWS Small Cap Growth VIP "A"	5,472	37,047
DWS Small Cap Index VIP "A"	16,423	120,381
DWS Technology VIP "A"	36,087	215,803

Total Equity Funds (Cost $7,206,985)		4,230,611
Equity - Exchange Traded Funds 7.9%
Consumer Discretionary Select Sector SPDR Fund	4,042	79,425
Consumer Staples Select Sector SPDR Fund	6,344	133,858
Energy Select Sector SPDR Fund	2,628	111,585
Financial Select Sector SPDR Fund	12,917	113,799
Industrial Select Sector SPDR Fund	6,387	117,712
iShares MSCI Australia Index Fund	2,719	36,407
iShares MSCI Canada Index Fund	4,964	81,708
iShares MSCI EAFE Small Cap Index Fund	934	21,108
iShares MSCI France Index Fund	2,063	35,484
iShares MSCI Netherlands Investable Market Index Fund	995	12,428
iShares MSCI Switzerland Index Fund	3,821	58,194
iShares MSCI United Kingdom Index Fund	10,622	111,319
Utilities Select Sector SPDR Fund	2,319	59,227

Total Exchange Traded Funds (Cost $1,278,569)		972,254

1 |

Fixed Income - Bond Funds 55.2%
DWS Core Fixed Income VIP "A"	209,476	1,709,323
DWS Emerging Markets Fixed Income Fund "Institutional"	7,661	64,122
DWS Global Bond Fund "S"	59,935	565,785
DWS Government & Agency Securities VIP "A"	112,548	1,367,457
DWS High Income VIP "A"	77,688	376,788
DWS Inflation Protected Plus Fund "Institutional"	27,505	257,723
DWS Short Duration Plus Fund "Institutional"	31,769	281,789
DWS US Bond Index Fund "Institutional"	217,068	2,220,601

Total Fixed Income - Bond Funds (Cost $7,769,352)		6,843,588
Fixed Income - Money Market Fund 2.7%
Cash Management QP Trust (Cost $337,853)	337,853	337,853
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $16,592,759) †	100.0	12,384,306
Other Assets and Liabilities, Net	0.0	5,533

Net Assets	100.0	12,389,839

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $16,650,215. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $4,265,909. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,782 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,318,691.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 12,046,453
Level 2	337,853
Level 3	-
Total	$ 12,384,306

| 2

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 20.4%
Consumer Discretionary 3.0%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	605,000	657,114
Comcast Cable Holdings LLC:
7.875%, 8/1/2013	435,000	440,486
9.875%, 6/15/2022	250,000	281,595
10.125%, 4/15/2022	363,000	415,767
News America, Inc., 144A, 7.85%, 3/1/2039	645,000	552,545
Time Warner Cable, Inc., 6.75%, 7/1/2018	122,000	114,522
Time Warner Entertainment Co., LP, 10.15%, 5/1/2012	460,000	496,450
Time Warner, Inc.:
7.625%, 4/15/2031	360,000	321,669
7.7%, 5/1/2032	325,000	292,252
Viacom, Inc.:
6.25%, 4/30/2016	130,000	114,132
6.75%, 10/5/2037	550,000	389,234

		4,075,766
Consumer Staples 1.2%
CVS Caremark Corp., 6.302%, 6/1/2037	1,949,000	1,169,400
Kroger Co., 7.0%, 5/1/2018 (a)	375,000	395,829

		1,565,229
Energy 1.7%
ConocoPhillips, 6.5%, 2/1/2039	600,000	585,285
Enterprise Products Operating LLP:
Series B, 5.6%, 10/15/2014	510,000	471,581
7.5%, 2/1/2011	460,000	467,570
ONEOK Partners LP, 8.625%, 3/1/2019 (a)	415,000	418,761
TransCanada PipeLines Ltd., 6.2%, 10/15/2037	435,000	368,364

		2,311,561
Financials 7.5%
Bank of America Corp.:
5.65%, 5/1/2018	865,000	721,644
5.75%, 12/1/2017	350,000	293,925
Citigroup, Inc.:
4.125%, 2/22/2010	400,000	386,083
6.5%, 8/19/2013	350,000	321,620
Corp. Andina de Fomento:
5.75%, 1/12/2017	295,000	245,842
6.875%, 3/15/2012	210,000	206,908
General Electric Capital Corp., 5.625%, 5/1/2018 (a)	980,000	852,131
MetLife, Inc., 7.717%, 2/15/2019	795,000	712,845
Morgan Stanley, Series F, 6.0%, 4/28/2015	990,000	934,677
National City Corp., 4.0%, 2/1/2011	580,000	528,525
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018 (a)	645,000	746,722
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,580,000	900,600
StanCorp Financial Group, Inc., 6.9%, 6/1/2067	940,000	460,569

1 |

The Goldman Sachs Group, Inc., 7.5%, 2/15/2019	730,000	728,403
US Bancorp.:
LIBOR minus 1.46%, 0.00%, 12/11/2035	265,000	234,525
LIBOR minus 1.75%, 0.00%, 9/20/2036 (a)	20,000	17,600
Wachovia Corp., Series G, 5.5%, 5/1/2013	650,000	599,334
Xstrata Finance Canada Ltd.:
144A, 5.8%, 11/15/2016	940,000	604,029
144A, 6.9%, 11/15/2037	895,000	535,308

		10,031,290
Health Care 0.5%
Medco Health Solutions, Inc., 7.125%, 3/15/2018	740,000	734,423
Information Technology 0.1%
Tyco Electronics Group SA, 6.0%, 10/1/2012	185,000	157,427
Telecommunication Services 2.3%
AT&T, Inc.:
5.8%, 2/15/2019	185,000	181,102
6.55%, 2/15/2039	865,000	784,540
British Telecommunications PLC, 8.625%, 12/15/2010	600,000	624,437
Qwest Corp., 7.625%, 6/15/2015	234,000	210,600
Telecom Italia Capital SA, 5.25%, 11/15/2013	445,000	399,626
Verizon Communications, Inc., 6.35%, 4/1/2019	850,000	839,749

		3,040,054
Utilities 4.1%
Arizona Public Service Co., 6.875%, 8/1/2036 (a)	515,000	381,150
Illinois Power Co., 9.75%, 11/15/2018	400,000	435,462
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,305,000	691,650
New York State Electric & Gas Corp., 144A, 6.15%, 12/15/2017	1,125,000	1,033,372
Oglethorpe Power Corp., 144A, 6.1%, 3/15/2019	350,000	352,945
Pepco Holdings, Inc., 6.45%, 8/15/2012	675,000	675,376
Progress Energy, Inc., 7.05%, 3/15/2019 (a)	300,000	305,647
Puget Sound Energy, Inc., 6.75%, 1/15/2016	680,000	684,529
Southwestern Public Service Co., Series G, 8.75%, 12/1/2018	680,000	773,412
Union Electric Co., 6.7%, 2/1/2019	153,000	145,736

		5,479,279

Total Corporate Bonds (Cost $30,805,443)		27,395,029
Asset-Backed 1.7%
Home Equity Loans
Countrywide Asset-Backed Certificates:
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,839,179	697,058
"A6", Series 2006-15, 5.826%, 10/25/2046	640,000	288,344
"A1B", Series 2007-S1, 5.888%, 11/25/2036	607,330	385,784
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,830,000	852,483
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	459,930	46

Total Asset-Backed (Cost $5,368,666)		2,223,715
Mortgage-Backed Securities Pass-Throughs 24.5%
Federal Home Loan Mortgage Corp.:
4.5%, 9/1/2020	1,665,050	1,713,619
6.0%, with various maturities from 12/1/2034 until 3/1/2038	1,275,984	1,340,396
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	2,658,583	2,723,180

| 2

5.0%, with various maturities from 8/1/2033 until 2/1/2038 (b)	4,104,527	4,245,837
5.148% **, 9/1/2038	665,398	685,680
5.5%, with various maturities from 2/1/2024 until 9/1/2036	14,347,335	14,953,013
6.0%, 4/1/2024	1,130,843	1,189,726
6.5%, with various maturities from 3/1/2017 until 4/1/2037	5,781,153	6,115,885
8.0%, 9/1/2015	20,591	22,104

Total Mortgage-Backed Securities Pass-Throughs (Cost $31,644,145)		32,989,440
Commercial Mortgage-Backed Securities 4.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	855,000	629,291
"A2", Series 2007-2, 5.634%, 4/10/2049	325,000	265,440
"A4", Series 2007-3, 5.837% **, 6/10/2049	1,035,000	701,528
"A4", Series 2007-2, 5.867% **, 4/10/2049	675,000	489,412
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-LD12, 5.882%, 2/15/2051	338,000	238,969
"A2", Series 2007-LD11, 5.992% **, 6/15/2049	1,790,000	1,428,723
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.022% **, 6/12/2050	900,000	706,732
Morgan Stanley Capital I, "AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,845,000	1,437,255

Total Commercial Mortgage-Backed Securities (Cost $7,321,299)		5,897,350
Collateralized Mortgage Obligations 14.2%
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.285% **, 12/25/2035	2,163,226	1,394,314
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% **, 3/25/2036	1,090,378	622,195
"1A1", Series 2006-AR1, 4.9% **, 10/25/2035	356,502	229,948
"1A2", Series 2006-AR2, 5.537% **, 3/25/2036	1,653,534	899,535
Countrywide Alternative Loan Trust:
"7A1", Series 2004-J2, 6.0%, 12/25/2033	176,773	149,263
"1A1", Series 2004-J1, 6.0%, 2/25/2034	103,120	95,321
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	871,308	896,245
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,552,371	1,599,556
"ME", Series 2775, 5.0%, 12/15/2032	1,165,000	1,223,031
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,560,817
"BG", Series 2869, 5.0%, 7/15/2033	335,000	352,846
"PE", Series 2165, 6.0%, 6/15/2029	1,259,403	1,319,977
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	456,400
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,615,513
"PG", Series 2002-3, 5.5%, 2/25/2017	396,978	418,935
"PH", Series 1999-19, 6.0%, 5/25/2029	1,219,313	1,276,149
"Z", Series 2001-14, 6.0%, 5/25/2031	780,041	817,133
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.754% **, 4/25/2036	2,565,000	1,252,303
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	434,677	364,178
"5A1", Series 2005-2, 6.5%, 12/25/2034	129,677	78,212
Structured Adjustable Rate Mortgage Loan Trust, "6A3", Series 2005-21, 5.4% **, 11/25/2035	1,485,000	566,772
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	587,970	400,738
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2007-HY2, 5.588% **, 12/25/2036	1,241,217	617,388
Wells Fargo Mortgage Backed Securities Trust, "A4", Series 2005-AR14, 5.387% **, 8/25/2035	1,700,000	850,797

Total Collateralized Mortgage Obligations (Cost $24,500,906)		19,057,566

3 |

Municipal Bonds and Notes 4.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Electric Systems Revenue, Series A, 5.0%, 1/1/2038	480,000	476,342
Florida, State Board of Education, Capital Outlay 2006, Series E, 5.0%, 6/1/2035	500,000	492,785
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (c)	420,000	392,986
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	956,198
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015	965,000	988,170
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (c)	885,000	870,734
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (c)	585,000	660,003
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (c)	395,000	373,864
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (c)	865,000	815,081
Texas, Pharr-San Juan-Alamo Independent School District, School Building, 5.0%, 2/1/2038	295,000	294,979
Texas, Eagle Mountain & Saginaw Independent School District, School Building, 5.0%, 8/15/2038	315,000	314,981

Total Municipal Bonds and Notes (Cost $6,662,705)		6,636,123
Government & Agency Obligations 23.2%
US Treasury Obligations
US Treasury Bonds:
3.5%, 2/15/2039	2,000,000	1,976,260
6.0%, 2/15/2026	9,000,000	11,857,500
US Treasury Inflation-Indexed Note, 1.375%, 7/15/2018 (a)	1,958,020	1,942,111
US Treasury Notes:
1.75%, 1/31/2014 (a)	10,000,000	10,068,000
4.875%, 5/31/2011 (a)	500,000	543,594
5.125%, 5/15/2016 (a)	4,000,000	4,771,876

Total Government & Agency Obligations (Cost $31,047,656)		31,159,341
Preferred Securities 0.3%
Financials
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	400,000	52,005
PNC Preferred Funding Trust I, 144A, 8.7%, 3/15/2013 (d)	400,000	180,004
Royal Bank of Scotland Group PLC, Series U, 7.64%, 9/29/2017 (d)	600,000	135,000
Stoneheath Re, 6.868%, 10/15/2011 (d)	250,000	60,000

Total Preferred Securities (Cost $1,642,371)		427,009
	Shares	Value ($)

Securities Lending Collateral 12.8%
Daily Assets Fund Institutional, 0.78% (e) (f) (Cost $17,241,778)	17,241,778	17,241,778
Cash Equivalents 3.3%
Cash Management QP Trust, 0.53% (e) (Cost $4,425,160)	4,425,160	4,425,160
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $160,660,129) †	109.7	147,452,511
Other Assets and Liabilities, Net	(9.7)	(12,997,978)

Net Assets	100.0	134,454,533

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

| 4

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4	6.0%	1/25/2036	459,930	USD	459,643	46
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

†

The cost for federal income tax purposes was $160,680,518. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $13,228,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,976,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,204,475.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $16,796,029 which is 12.5% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					0.6
Assured Guaranty Corp.					0.7
Financial Security Assurance, Inc.					0.8
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 17,241,778
Level 2	130,150,733
Level 3	60,000
Total	$ 147,452,511

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

5 |

Investments in Securities
Balance as of December 31, 2008	$ 197,119
Total realized gain (loss)	(312,002)
Change in unrealized appreciation (depreciation)	217,067
Amortization premium/discount	-
Net purchases (sales)	(42,184)
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 60,000
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ 10,000

| 6

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 9.8%
Automobiles 0.8%
Harley-Davidson, Inc.	57,310	767,381
Diversified Consumer Services 0.8%
H&R Block, Inc.	43,750	795,813
Household Durables 0.3%
Garmin Ltd.	7,615	161,514
Hunter Douglas NV	6,062	141,757

		303,271
Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	10,610	779,198
Liberty Media Corp. - Interactive "A"*	30,170	87,493

		866,691
Media 5.2%
Comcast Corp. Special "A"	170,110	2,189,316
Grupo Televisa SA (ADR)	65,590	894,648
Liberty Media Corp. - Entertainment "A"*	23,070	460,246
News Corp. "A"	142,050	940,371
Walt Disney Co.	36,600	664,656

		5,149,237
Specialty Retail 1.8%
Bed Bath & Beyond, Inc.*	43,500	1,076,625
CarMax, Inc.*	60,300	750,132

		1,826,757
Consumer Staples 12.4%
Beverages 2.3%
Diageo PLC (ADR)	32,680	1,462,430
Heineken Holding NV	35,000	852,343

		2,314,773
Food & Staples Retailing 7.3%
Costco Wholesale Corp.	102,140	4,731,125
CVS Caremark Corp.	89,659	2,464,726

		7,195,851
Food Products 0.3%
The Hershey Co.	8,660	300,935
Household Products 1.6%
Procter & Gamble Co.	33,090	1,558,208
Tobacco 0.9%
Philip Morris International, Inc.	24,890	885,586
Energy 17.5%
Energy Equipment & Services 0.8%
Transocean Ltd.*	13,641	802,637

1 |

Oil, Gas & Consumable Fuels 16.7%
Canadian Natural Resources Ltd.	46,120	1,778,387
China Coal Energy Co. "H"	934,200	689,903
ConocoPhillips	87,920	3,442,947
Devon Energy Corp.	61,790	2,761,395
EOG Resources, Inc.	52,755	2,888,864
Occidental Petroleum Corp.	84,400	4,696,860
OGX Petroleo e Gas Participacoes SA*	800	245,202

		16,503,558
Financials 26.6%
Capital Markets 4.6%
Ameriprise Financial, Inc.	27,720	567,983
Bank of New York Mellon Corp.	81,445	2,300,821
Julius Baer Holding AG (Registered)*	48,300	1,184,895
The Goldman Sachs Group, Inc.	4,760	504,655

		4,558,354
Commercial Banks 2.9%
Wells Fargo & Co.	203,548	2,898,523
Consumer Finance 2.0%
American Express Co.	147,700	2,013,151
Diversified Financial Services 3.7%
JPMorgan Chase & Co.	105,624	2,807,486
Moody's Corp.	37,600	861,792

		3,669,278
Insurance 12.3%
American International Group, Inc. (a)	70,970	70,970
Berkshire Hathaway, Inc. "B"*	1,984	5,594,880
Hartford Financial Services Group, Inc.	25,400	199,390
Loews Corp.	97,950	2,164,695
Markel Corp.*	400	113,552
NIPPONKOA Insurance Co., Ltd.	96,200	554,654
Principal Financial Group, Inc.	11,830	96,769
Progressive Corp.*	164,292	2,208,085
Sun Life Financial, Inc.	6,670	119,126
Transatlantic Holdings, Inc.	28,373	1,012,065

		12,134,186
Real Estate Management & Development 1.1%
Brookfield Asset Management Inc. "A"	29,700	409,266
Hang Lung Group Ltd.	223,000	682,770

		1,092,036
Health Care 8.2%
Health Care Equipment & Supplies 0.5%
Becton, Dickinson & Co.	4,100	275,684
Medtronic, Inc.	8,700	256,389

		532,073
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	26,840	844,923
Express Scripts, Inc.*	20,545	948,563
Laboratory Corp. of America Holdings*	4,700	274,903
UnitedHealth Group, Inc.	43,500	910,455

		2,978,844
Pharmaceuticals 4.7%
Johnson & Johnson	21,490	1,130,374

| 2

Merck & Co., Inc.	21,200	567,100
Pfizer, Inc.	67,000	912,540
Schering-Plough Corp.	86,100	2,027,655

		4,637,669
Industrials 7.8%
Air Freight & Logistics 0.6%
United Parcel Service, Inc. "B"	12,300	605,406
Commercial Services & Supplies 2.0%
Iron Mountain, Inc.*	89,343	1,980,734
Electrical Equipment 0.2%
ABB Ltd. (ADR) (Registered)	11,580	161,425
Industrial Conglomerates 0.7%
Tyco International Ltd.	33,650	658,194
Machinery 0.3%
PACCAR, Inc.	13,960	359,610
Marine 0.9%
China Shipping Development Co., Ltd. "H"	400,000	378,015
Kuehne & Nagel International AG (Registered)	8,720	509,447

		887,462
Professional Services 1.6%
Dun & Bradstreet Corp.	20,200	1,555,400
Transportation Infrastructure 1.5%
China Merchants Holdings International Co., Ltd.	519,223	1,227,185
Cosco Pacific Ltd.	320,600	316,167

		1,543,352
Information Technology 9.2%
Communications Equipment 0.7%
Cisco Systems, Inc.*	41,200	690,924
Computers & Peripherals 1.3%
Hewlett-Packard Co.	38,520	1,234,951
Electronic Equipment, Instruments & Components 0.9%
Agilent Technologies, Inc.*	57,930	890,384
Internet Software & Services 1.6%
eBay, Inc.*	16,855	211,699
Google, Inc. "A"*	4,067	1,415,560

		1,627,259
IT Services 0.3%
Visa, Inc. "A"	4,840	269,104
Semiconductors & Semiconductor Equipment 1.8%
Texas Instruments, Inc.	108,000	1,783,080
Software 2.6%
Activision Blizzard, Inc.*	59,000	617,140
Microsoft Corp.	108,800	1,998,656

		2,615,796
Materials 5.7%
Chemicals 0.7%
Monsanto Co.	8,650	718,815
Construction Materials 1.9%
Martin Marietta Materials, Inc.	15,500	1,229,150

3 |

Vulcan Materials Co.	15,360	680,294

		1,909,444
Containers & Packaging 1.8%
Sealed Air Corp.	131,000	1,807,800
Metals & Mining 0.7%
BHP Billiton PLC	22,250	440,530
Rio Tinto PLC	7,900	264,527

		705,057
Paper & Forest Products 0.6%
Sino-Forest Corp.*	78,600	547,981
Utilities 0.2%
Independent Power Producers & Energy Traders
AES Corp.*	31,600	183,596

Total Common Stocks (Cost $104,499,114)		96,520,586
	Principal Amount ($)	Value ($)

Corporate Bonds 1.2%
Consumer Discretionary 1.0%
Harley-Davidson, Inc., 15.0%, 2/1/2014	1,000,000	1,007,942
Materials 0.2%
Sino-Forest Corp., 144A, 5.0%, 8/1/2013	340,000	234,600

Total Corporate Bonds (Cost $1,340,000)		1,242,542
	Shares	Value ($)

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $63,873)	63,873	63,873
Cash Equivalents 1.7%
Cash Management QP Trust, 0.53% (b) (Cost $1,674,498)	1,674,498	1,674,498
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $107,577,485) †	100.4	99,501,499
Other Assets and Liabilities, Net	(0.4)	(420,055)

Net Assets	100.0	99,081,444

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $108,030,137. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $8,528,638. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,845,123 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,373,761.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $63,873 which is 0.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

| 4

ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 89,342,267
Level 2	10,159,232
Level 3	-
Total	$ 99,501,499

5 |

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 99.8%
Consumer Discretionary 11.2%
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Units) (a)	141,810	3,063,096
Media 1.7%
Walt Disney Co.	223,760	4,063,481
Specialty Retail 8.2%
Lowe's Companies, Inc.	380,822	6,950,002
Staples, Inc. (a)	690,940	12,512,923

		19,462,925
Consumer Staples 7.5%
Tobacco
Altria Group, Inc.	795,072	12,737,053
Philip Morris International, Inc.	144,629	5,145,900

		17,882,953
Energy 28.8%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp. (a)	294,915	11,469,244
Apache Corp.	151,490	9,708,994
Chesapeake Energy Corp. (a)	359,440	6,132,046
Chevron Corp.	125,430	8,433,913
ConocoPhillips	356,689	13,967,941
Devon Energy Corp.	240,805	10,761,576
Occidental Petroleum Corp.	89,530	4,982,345
Valero Energy Corp.	170,735	3,056,157

		68,512,216
Financials 18.2%
Capital Markets 2.9%
The Goldman Sachs Group, Inc.	64,720	6,861,614
Commercial Banks 5.7%
PNC Financial Services Group, Inc.	136,906	4,009,977
SunTrust Banks, Inc.	126,775	1,488,339
US Bancorp.	163,820	2,393,410
Wells Fargo & Co. (a)	399,030	5,682,187

		13,573,913
Consumer Finance 1.1%
American Express Co. (a)	193,244	2,633,916
Diversified Financial Services 5.8%
Bank of America Corp.	901,254	6,146,552
Citigroup, Inc. (a)	515,490	1,304,190
JPMorgan Chase & Co.	237,360	6,309,029

		13,759,771
Insurance 2.7%
Allstate Corp.	192,584	3,687,984

1 |

The Travelers Companies, Inc. (a)	67,060	2,725,318

		6,413,302
Thrifts & Mortgage Finance 0.0%
Washington Mutual, Inc.	1,394,944	77,419
Health Care 15.1%
Health Care Equipment & Supplies 1.5%
Zimmer Holdings, Inc.*	94,866	3,462,609
Health Care Providers & Services 6.2%
Aetna, Inc.	192,758	4,689,802
UnitedHealth Group, Inc.	480,916	10,065,572

		14,755,374
Pharmaceuticals 7.4%
Pfizer, Inc. (a)	532,137	7,247,706
Wyeth	242,175	10,423,212

		17,670,918
Industrials 11.3%
Aerospace & Defense 4.2%
Northrop Grumman Corp.	118,039	5,151,222
United Technologies Corp.	110,315	4,741,339

		9,892,561
Air Freight & Logistics 1.6%
FedEx Corp. (a)	87,840	3,908,001
Industrial Conglomerates 2.8%
General Electric Co. (a)	653,570	6,607,593
Machinery 2.7%
Caterpillar, Inc. (a)	120,588	3,371,641
Eaton Corp.	83,705	3,085,366

		6,457,007
Information Technology 1.5%
Software
Microsoft Corp.	189,579	3,482,566
Materials 4.2%
Metals & Mining
BHP Billiton Ltd. (ADR) (a)	147,895	6,596,117
Newmont Mining Corp.	74,056	3,314,747

		9,910,864
Telecommunication Services 2.0%
Diversified Telecommunication Services
Verizon Communications, Inc.	154,085	4,653,367

Total Common Stocks (Cost $301,071,745)		237,105,466
Securities Lending Collateral 26.6%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $63,301,056)	63,301,056	63,301,056

| 2

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $364,372,801) †	126.4	300,406,522
Other Assets and Liabilities, Net	(26.4)	(62,779,501)

Net Assets	100.0	237,627,021

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $365,995,711. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $65,589,189. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,511,350 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $98,100,539.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $62,695,136 which is 26.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 300,406,522
Level 2	-
Level 3	-
Total	$ 300,406,522

3 |

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 94.2%
Consumer Discretionary 6.2%
Auto Components 0.8%
Autoliv, Inc. (a)	82,800	1,537,596
Diversified Consumer Services 1.7%
Regis Corp. (a)	214,250	3,095,912
Leisure Equipment & Products 1.5%
Mattel, Inc. (a)	246,500	2,842,145
Specialty Retail 1.1%
The Men's Wearhouse, Inc. (a)	135,150	2,046,171
Textiles, Apparel & Luxury Goods 1.1%
Hanesbrands, Inc.* (a)	219,900	2,104,443
Consumer Staples 12.4%
Food & Staples Retailing 1.6%
Ruddick Corp. (a)	136,950	3,074,527
Weis Markets, Inc. (a)	840	26,074

		3,100,601
Food Products 8.8%
Del Monte Foods Co.	643,150	4,688,564
Ralcorp Holdings, Inc.*	87,350	4,706,418
Sanderson Farms, Inc. (a)	118,600	4,453,430
The J.M. Smucker Co.	71,700	2,672,259

		16,520,671
Tobacco 2.0%
Vector Group Ltd. (a)	289,560	3,761,384
Energy 5.6%
Energy Equipment & Services 1.7%
Atwood Oceanics, Inc.* (a)	93,800	1,556,142
Hercules Offshore, Inc.* (a)	90,600	143,148
Superior Energy Services, Inc.* (a)	115,850	1,493,307

		3,192,597
Oil, Gas & Consumable Fuels 3.9%
Arch Coal, Inc. (a)	139,700	1,867,789
Cimarex Energy Co. (a)	80,900	1,486,942
Forest Oil Corp.* (a)	162,000	2,130,300
St. Mary Land & Exploration Co. (a)	139,750	1,848,892

		7,333,923
Financials 20.7%
Capital Markets 1.2%
Raymond James Financial, Inc. (a)	117,500	2,314,750
Commercial Banks 1.6%
Bank of Hawaii Corp.	43,800	1,444,524
MB Financial, Inc. (a)	114,800	1,561,280

		3,005,804

1 |

Insurance 14.7%
Arch Capital Group Ltd.* (a)	66,200	3,565,532
Argo Group International Holdings Ltd.*	164,388	4,953,010
Endurance Specialty Holdings Ltd. (a)	196,750	4,906,945
Hanover Insurance Group, Inc.	98,400	2,835,888
HCC Insurance Holdings, Inc. (a)	89,450	2,253,246
IPC Holdings Ltd.	168,300	4,550,832
Platinum Underwriters Holdings Ltd.	129,650	3,676,874
Willis Group Holdings Ltd.	40,659	894,498

		27,636,825
Real Estate Investment Trusts 3.2%
Alexandria Real Estate Equities, Inc. (REIT) (a)	47,700	1,736,280
Hospitality Properties Trust (REIT) (a)	171,100	2,053,200
Ventas, Inc. (REIT) (a)	99,300	2,245,173

		6,034,653
Health Care 9.8%
Health Care Equipment & Supplies 2.4%
Inverness Medical Innovations, Inc.* (a)	86,400	2,300,832
Teleflex, Inc.	55,100	2,153,859

		4,454,691
Health Care Providers & Services 7.4%
Amedisys, Inc.* (a)	87,400	2,402,626
AmSurg Corp.* (a)	179,300	2,841,905
Healthspring, Inc.* (a)	264,200	2,211,354
LifePoint Hospitals, Inc.* (a)	122,300	2,551,178
Lincare Holdings, Inc.* (a)	184,800	4,028,640

		14,035,703
Industrials 18.7%
Aerospace & Defense 3.5%
Alliant Techsystems, Inc.* (a)	59,700	3,998,706
Curtiss-Wright Corp. (a)	95,500	2,678,775

		6,677,481
Commercial Services & Supplies 1.7%
The Brink's Co.	121,400	3,212,244
Construction & Engineering 3.1%
Fluor Corp.	51,200	1,768,960
URS Corp.*	99,300	4,012,713

		5,781,673
Electrical Equipment 3.5%
General Cable Corp.* (a)	101,000	2,001,820
Hubbell, Inc. "B" (a)	82,800	2,232,288
Regal-Beloit Corp. (a)	76,300	2,337,832

		6,571,940
Machinery 3.6%
Barnes Group, Inc. (a)	162,950	1,741,935
Joy Global, Inc. (a)	110,400	2,351,520
Kennametal, Inc. (a)	172,900	2,802,709
Mueller Water Products, Inc. "A" (a)	2,209	7,290

		6,903,454
Professional Services 1.2%
Kelly Services, Inc. "A" (a)	292,550	2,355,028

| 2

Road & Rail 2.1%
Genesee & Wyoming, Inc. "A"*	85,400	1,814,750
Ryder System, Inc. (a)	73,500	2,080,785

		3,895,535
Information Technology 10.4%
Communications Equipment 0.8%
CommScope, Inc.* (a)	134,200	1,524,512
Electronic Equipment, Instruments & Components 4.9%
Anixter International, Inc.* (a)	95,500	3,025,440
Arrow Electronics, Inc.*	146,200	2,786,572
Jabil Circuit, Inc.	264,900	1,472,844
Mettler-Toledo International, Inc.*	37,600	1,930,008

		9,214,864
IT Services 2.0%
Affiliated Computer Services, Inc. "A"*	79,000	3,783,310
Software 2.7%
Amdocs Ltd.*	11,900	220,388
Jack Henry & Associates, Inc. (a)	298,050	4,864,176

		5,084,564
Materials 4.6%
Chemicals 2.2%
CF Industries Holdings, Inc.	31,800	2,261,934
Lubrizol Corp.	56,500	1,921,565

		4,183,499
Metals & Mining 2.4%
IAMGOLD Corp.	268,100	2,292,255
Reliance Steel & Aluminum Co. (a)	86,500	2,277,545

		4,569,800
Telecommunication Services 1.4%
Diversified Telecommunication Services
Windstream Corp.	336,700	2,713,802
Utilities 4.4%
Electric Utilities 3.3%
ALLETE, Inc. (a)	98,350	2,624,962
IDACORP, Inc.	152,650	3,565,904

		6,190,866
Multi-Utilities 1.1%
Integrys Energy Group, Inc. (a)	79,900	2,080,596

Total Common Stocks (Cost $256,082,644)		177,761,037
Securities Lending Collateral 29.2%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $55,071,591)	55,071,591	55,071,591
Cash Equivalents 3.7%
Cash Management QP Trust, 0.53% (b) (Cost $6,979,332)	6,979,332	6,979,332

3 |

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $318,133,567) †	127.1	239,811,960
Other Assets and Liabilities, Net (a)	(27.1)	(51,081,310)

Net Assets	100.0	188,730,650

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $319,858,541. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $80,046,581. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,107,588 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $85,154,169.

(a)

All or a portion of these securities were on loan amounting to $54,424,892. In addition, included in other assets and liabilities, net is a pending sale, amounting to $85,512, that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $54,510,404 which is 28.9% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 232,832,628
Level 2	6,979,332
Level 3	-
Total	$ 239,811,960

| 4

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 92.0%
Australia 1.5%
Australian Wealth Management Ltd.	407,208	264,146
Telstra Corp., Ltd.	226,700	506,127

(Cost $1,303,840)		770,273
Austria 0.9%
Flughafen Wien AG (a) (Cost $1,542,314)	15,200	443,899
Bermuda 1.4%
Lazard Ltd. "A" (Cost $789,978)	25,000	735,000
Brazil 3.5%
Banco Bradesco SA (ADR) (Preferred)	69,700	690,030
Petroleo Brasileiro SA (ADR)	8,200	249,854
Redecard SA	1,900	22,975
Santos Brasil Participacoes SA (Units)	166,100	451,096
SLC Agricola SA	73,100	393,900

(Cost $3,699,578)		1,807,855
Canada 0.7%
Canadian National Railway Co.	1,600	57,360
Viterra, Inc.*	40,200	279,946

(Cost $585,962)		337,306
Cayman Islands 0.4%
Fresh Del Monte Produce, Inc.* (Cost $283,573)	12,700	208,534
China 1.1%
Industrial & Commercial Bank of China Ltd. "H" (Cost $538,761)	1,108,000	573,494
France 2.5%
BNP Paribas	11,672	481,080
Compagnie de Saint-Gobain	10,384	290,599
Total SA	9,945	493,231

(Cost $1,545,392)		1,264,910
Germany 9.9%
Allianz SE (Registered)	5,117	431,073
Axel Springer AG	5,179	353,849
BASF SE	17,800	540,348
Deutsche Lufthansa AG (Registered)	23,100	251,225
Deutsche Post AG (Registered)	47,500	511,432
Deutsche Telekom AG (Registered)	92,700	1,153,219
E.ON AG	31,700	882,379
Fresenius Medical Care AG & Co. KGaA	7,100	276,069
Hamburger Hafen und Logistik AG	12,000	297,051
Siemens AG (Registered)	7,200	412,323

(Cost $6,672,366)		5,108,968

1 |

Hong Kong 3.3%
China Mobile Ltd.	42,500	370,797
China Mobile Ltd. (ADR)	8,700	378,624
CNOOC Ltd. (ADR)	2,500	251,500
GOME Electrical Appliances Holdings Ltd.	2,135,000	346,897
Hongkong & Shanghai Hotels Ltd.	528,242	332,650

(Cost $3,005,978)		1,680,468
India 3.0%
Bharti Airtel Ltd.*	56,231	693,897
Infosys Technologies Ltd.	10,100	264,388
Reliance Industries Ltd.	19,400	580,008

(Cost $1,730,086)		1,538,293
Israel 1.6%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $735,630)	18,200	819,910
Italy 1.2%
Gemina SpA*	471,344	183,455
Parmalat SpA	205,584	423,858

(Cost $1,134,594)		607,313
Japan 5.4%
Central Japan Railway Co.	55	309,259
Mitsubishi Estate Co., Ltd.	33,000	376,696
Mitsui & Co., Ltd.	38,000	386,861
Mitsui Fudosan Co., Ltd.	38,000	416,816
NTT DoCoMo, Inc.	169	230,585
Seven & I Holdings Co., Ltd.	12,000	264,944
Shin-Etsu Chemical Co., Ltd.	6,100	299,397
Toyota Motor Corp.	15,300	490,714

(Cost $3,099,727)		2,775,272
Kazakhstan 0.1%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	9,060
Steppe Cement Ltd.*	124,003	61,366

(Cost $1,577,114)		70,426
Malaysia 0.9%
AMMB Holdings Bhd. (Cost $478,052)	641,800	461,665
Mexico 2.0%
America Movil SAB de CV "L" (ADR)	8,350	226,118
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR)	25,200	459,900
Grupo Financiero Banorte SAB de CV "O"	273,900	363,331

(Cost $1,428,293)		1,049,349
Netherlands 1.6%
QIAGEN NV* (a) (Cost $871,712)	52,500	841,302
Russia 1.9%
Far Eastern Shipping Co.*	689,000	148,135
Globaltrans Investment PLC (GDR) 144A*	47,000	68,150
Mobile TeleSystems (ADR)	7,500	224,400
Novorossiysk Sea Trade Port (GDR) 144A	36,300	154,638
Vimpel-Communications (ADR)	60,700	396,978

(Cost $2,682,883)		992,301

| 2

Singapore 0.2%
Food Empire Holdings Ltd. (Cost $354,177)	700,000	112,326
Spain 0.2%
Grifols SA (Cost $110,486)	7,743	111,689
Sweden 0.7%
Autoliv, Inc. (Cost $359,218)	20,300	376,971
Switzerland 4.8%
Julius Baer Holding AG (Registered)	19,487	478,055
Nestle SA (Registered)	28,996	981,500
Roche Holding AG (Genusschein)	7,313	1,004,034

(Cost $2,631,790)		2,463,589
Thailand 0.4%
Seamico Securities PCL (Foreign Registered)	1,754,600	108,843
Siam City Bank PCL (Foreign Registered)*	523,300	109,190

(Cost $448,017)		218,033
United Kingdom 4.1%
Aberdeen Asset Management PLC	214,166	393,759
BHP Billiton PLC	23,076	456,884
G4S PLC	256,520	709,950
GlaxoSmithKline PLC	33,661	524,122

(Cost $2,356,661)		2,084,715
United States 38.7%
AGCO Corp.*	15,200	297,920
Anadarko Petroleum Corp.	20,200	785,578
Apache Corp.	8,200	525,538
Apple, Inc.*	2,600	273,312
Berkshire Hathaway, Inc. "A"*	5	433,500
ConocoPhillips	14,000	548,240
CSX Corp.	15,600	403,260
CVS Caremark Corp.	35,200	967,648
Dell, Inc.*	26,700	253,116
Expedia, Inc.*	34,600	314,168
ExxonMobil Corp.	19,200	1,307,520
General Electric Co.	49,900	504,489
Google, Inc. "A"*	1,780	619,547
Hess Corp.	8,700	471,540
Intel Corp.	19,800	297,990
Johnson & Johnson (a)	8,950	470,770
Laboratory Corp. of America Holdings*	13,700	801,313
Legg Mason, Inc.	47,800	760,020
Liberty Media Corp. - Entertainment "A"*	25,000	498,750
Life Technologies Corp.* (a)	28,800	935,424
Marathon Oil Corp.	12,900	339,141
Mattel, Inc.	27,400	315,922
McDonald's Corp.	13,700	747,609
Microsoft Corp.	41,100	755,007
Monster Worldwide, Inc.*	40,900	333,335
Mylan, Inc.* (a)	82,350	1,104,314
Oracle Corp.*	14,000	252,980
Owens-Illinois, Inc.*	36,300	524,172
Pfizer, Inc.	84,575	1,151,911
Philip Morris International, Inc.	9,000	320,220

3 |

Procter & Gamble Co.	10,100	475,609
Union Pacific Corp.	23,000	945,530
Williams Companies, Inc.	23,000	261,740
XTO Energy, Inc.	12,400	379,688
Yahoo!, Inc.*	44,200	566,202

(Cost $21,849,165)		19,943,023

Total Common Stocks (Cost $61,815,347)		47,396,884
Participatory Note 0.5%
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2010* (Cost $869,591)	8,500	277,950
Exchange-Traded Fund 2.4%
United States
iShares Nasdaq Biotechnology Index Fund (a) (Cost $1,294,858)	18,625	1,235,769
Call Options Purchased 0.0%
United States
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $212,772)	510	5,100
Securities Lending Collateral 8.5%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $4,349,200)	4,349,200	4,349,200
Cash Equivalents 3.1%
Cash Management QP Trust, 0.53% (b) (Cost $1,608,178)	1,608,178	1,608,178
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,149,946) †	106.5	54,873,081
Other Assets and Liabilities, Net	(6.5)	(3,363,971)

Net Assets	100.0	51,509,110

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $73,490,138. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $18,617,057. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,589,770 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,206,827.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $4,221,581 which is 8.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

| 4

At March 31, 2009, the DWS Global Thematic VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Participatory Note, and Options
Health Care	8,040,858	16.9%
Industrials	7,624,967	16.0%
Financials	7,354,648	15.4%
Energy	6,193,578	13.0%
Consumer Staples	4,428,485	9.3%
Telecommunication Services	4,180,745	8.8%
Consumer Discretionary	3,777,530	7.9%
Information Technology	3,305,517	6.9%
Materials	1,891,227	4.0%
Utilities	882,379	1.8%
Total	47,679,934	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 32,340,108
Level 2	22,186,076
Level 3	346,897
Total	$ 54,873,081

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 344,346
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	2,551
Amortization premium/discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 346,897
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ 2,551

5 |

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 80.4%
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	42,204	43,727
5.0%, 2/1/2035 (a)	13,000,000	13,400,664
5.5%, 2/1/2017	36,604	38,503
6.5%, 9/1/2032	129,515	138,079
7.0%, with various maturities from 6/1/2032 until 5/1/2038 (a)	2,781,793	2,962,699
8.5%, 7/1/2030	2,258	2,453
Federal National Mortgage Association:
5.0%, 10/1/2033	523,535	542,145
5.5%, 5/1/2035 (a)	17,000,000	17,642,812
6.5%, 1/1/2038	1,803,978	1,903,267
7.0%, 9/1/2013	397	414
8.0%, 12/1/2024	11,012	11,754
Government National Mortgage Association:
4.5%, 2/1/2037 (a)	2,000,000	2,045,000
5.0%, with various maturities from 4/15/2033 until 3/15/2039 (a)	23,581,152	24,564,813
5.5%, with various maturities from 10/15/2032 until 1/15/2039 (a)	35,019,939	36,705,283
6.0%, with various maturities from 4/15/2013 until 2/15/2039 (a)	49,510,127	52,256,316
6.5%, with various maturities from 3/15/2014 until 2/15/2039	10,433,109	11,013,395
7.0%, with various maturities from 10/15/2026 until 11/15/2038	6,397,739	6,792,440
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,733,672	1,847,303
9.5%, with various maturities from 7/15/2016 until 12/15/2022	48,741	54,123
10.0%, with various maturities from 2/15/2016 until 3/15/2016	14,712	16,477

Total Mortgage-Backed Securities Pass-Throughs (Cost $166,768,644)		171,981,667
Collateralized Mortgage Obligations 19.8%
FannieMae Grantor Trust, "A2", Series 2001-T10, 7.5%, 12/25/2041	244,368	255,890
FannieMae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	939,786	966,846
Federal Home Loan Mortgage Corp.:
"AF", Series 2892, 0.856% *, 5/15/2021	874,880	870,351
"FT", Series 3346, 0.906% *, 10/15/2033	2,478,383	2,416,913
"FO", Series 2418, 1.456% *, 2/15/2032	781,000	772,478
"FA", Series 2419, 1.556% *, 2/15/2032	787,596	779,818
"FA", Series 2436, 1.556% *, 3/15/2032	897,278	894,267
"FD", Series 3519, 1.97% *, 2/15/2038	1,000,000	1,018,030
"BI", Series 3499, Interest Only, 4.0%, 9/15/2021	2,827,720	204,133
"GZ", Series 2906, 5.0%, 9/15/2034	1,545,275	1,507,417
"1A1", Series T-59, 6.5%, 10/25/2043	1,798,816	1,854,958
"SL", Series 2882, Interest Only, 6.644% **, 10/15/2034	1,158,283	120,096
"ST", Series 2411, Interest Only, 8.194% **, 6/15/2021	3,917,089	436,487
Federal National Mortgage Association:
"FA", Series G92-53, 1.313% *, 9/25/2022	1,678,487	1,651,410
"OF", Series 2001-60, 1.472% *, 10/25/2031	355,251	352,676
"FB", Series 2002-30, 1.522% *, 8/25/2031	791,330	787,656
"FG", Series 2002-66, 1.522% *, 9/25/2032	1,257,800	1,253,357
"25", Series 351, Interest Only, 4.5%, 5/1/2019	842,622	84,895
"21", Series 334, Interest Only, 5.0%, 3/1/2018	423,275	39,977

1 |

"20", Series 334, Interest Only, 5.0%, 3/1/2018	641,451	60,732
''23", Series 339, Interest Only, 5.0%, 7/1/2018	902,485	85,399
"ZA", Series 2008-24, 5.0%, 4/25/2038	551,865	508,821
"AN", Series 2007-108, 8.861% *, 11/25/2037	2,278,065	2,419,007
Government National Mortgage Association:
"DO", Series 2008-82, Principal Only, Zero Coupon, 9/20/2038	682,612	625,539
"FH", Series 1999-18, 0.806% *, 5/16/2029	2,422,481	2,330,198
"FH", Series 2007-33, 0.845% *, 6/20/2037	150,248	150,155
"FE", Series 2003-57, 0.856% *, 3/16/2033	147,043	144,113
"FB", Series 2001-28, 1.056% *, 6/16/2031	641,899	633,414
"GD", Series 2004-26, 5.0%, 11/16/2032	2,184,000	2,281,058
"LG", Series 2003-70, 5.0%, 8/20/2033	4,000,000	3,996,337
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	498,356
"ZM", Series 2004-24, 5.0%, 4/20/2034	1,917,050	1,885,260
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	986,156
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,342,985	1,311,594
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	1,019,379
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	1,806,376	189,140
"ZB", Series 2003-85, 5.5%, 10/20/2033	2,572,460	2,530,738
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,013,399	1,990,522
"SA", Series 2002-65, Interest Only, 5.705% **, 9/20/2032	4,183,282	354,980
"SF", Series 2002-63, Interest Only, 5.724% **, 9/16/2032	2,823,124	207,009
"SP", Series 2005-61, Interest Only, 5.724% **, 8/16/2035	1,298,396	87,047
"PH" Series 2002- 84, 6.0%, 11/16/2032	500,000	521,446
"SJ", Series 2004-22, Interest Only, 6.055% **, 4/20/2034	5,823,892	273,450
"GS", Series 2006-16, Interest Only, 6.445% **, 4/20/2036	1,330,671	81,675
"KS", Series 2004-96, Interest Only, 6.455% **, 7/20/2034	709,519	49,151
"SY", Series 2004-47, Interest Only, 6.504% **, 1/16/2034	1,067,904	86,310
"QS", Series 2003-34, Interest Only, 6.605% **, 3/20/2033	560,304	50,207
"SN", Series 2005-68, Interest Only, 6.644% **, 1/17/2034	4,205,440	251,657
"S", Series 2008-47, Interest Only, 7.144% **, 6/16/2038	3,340,861	291,503
"SA", Series 1999-30, Interest Only, 7.444% **, 4/16/2029	1,065,093	73,213
"SJ", Series 1999-43, Interest Only, 7.444% **, 11/16/2029	318,942	34,572
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	1,208,742	131,716

Total Collateralized Mortgage Obligations (Cost $39,957,443)		42,407,509
Government & Agency Obligations 10.5%
US Government Sponsored Agencies 9.3%
Federal Home Loan Bank:
1.625%, 3/16/2011	13,000,000	13,047,778
7.2%*, 3/18/2024	560,000	551,600
Federal Home Loan Mortgage Corp., 1.625%, 4/26/2011	1,455,000	1,459,295
Federal National Mortgage Association:
1.75%, 3/23/2011	2,000,000	2,012,870
8.45% *, 2/27/2023	2,000,000	1,920,000
State Street Corp., FDIC Guaranteed, 2.15%, 4/30/2012	830,000	833,414

		19,824,957
US Treasury Obligations 1.2%
US Treasury Bills:
0.04% ***, 5/21/2009 (b)	75,000	74,984
0.13% ***, 6/11/2009 (b)	912,000	911,673
0.24% ***, 7/9/2009 (b)	58,000	57,967
US Treasury Notes:
3.375%, 7/31/2013	500,000	540,937

| 2

4.875%, 4/30/2011				1,000,000	1,083,672

					2,669,233

Total Government & Agency Obligations (Cost $22,475,136)					22,494,190
				Shares	Value ($)

Cash Equivalents 3.6%
Cash Management QP Trust, 0.53% (c) (Cost $7,639,294)				7,639,294	7,639,294
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $236,840,517) †				114.3	244,522,660
Other Assets and Liabilities, Net				(14.3)	(30,502,175)

Net Assets				100.0	214,020,485

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

**	These securities are shown at their current rate as of March 31, 2009.
***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $236,840,894. At March 31, 2009, net unrealized appreciation for all securities based on tax cost was $7,681,766. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,105,774 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $424,008.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Interest Rate Swap	6/15/2009	30	3,715,709	3,793,125	77,416
2 Year US Treasury Note	6/30/2009	83	18,002,076	18,084,921	82,845
Total unrealized appreciation					160,261

At March 31, 2009, open futures contracts sold were as follows:

3 |

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	6/19/2009	309	37,813,635	38,340,142	(526,507)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ (366,246)
Level 2	244,522,660	-
Level 3	-	-
Total	$ 244,522,660	$ (366,246)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$ (366,246)
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ -
Commodity Contracts	$ -
Other Contracts	$ -

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may sell interest rate futures to gain exposure to different parts of the yield curve while managing the overall duration. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

| 4

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity - Equity Funds 67.3%
DWS Blue Chip VIP "A"	2,917	19,046
DWS Capital Growth VIP "A"	46,298	574,094
DWS Communications Fund "Institutional"	2,392	23,301
DWS Davis Venture Value VIP "A"	167,027	1,092,359
DWS Dreman High Return Equity VIP "A"	27,289	135,352
DWS Dreman Small Cap Value Fund "Institutional"	7,349	149,474
DWS Dreman Small Mid Cap Value VIP "A"	51,270	332,230
DWS Emerging Markets Equity Fund "Institutional"	28,680	283,645
DWS Equity 500 Index VIP "A"	44,110	374,934
DWS Global Opportunities VIP "A"	44,145	316,081
DWS Global Thematic VIP "A"	71,939	376,242
DWS Growth & Income VIP "A"	311,956	1,472,434
DWS Health Care VIP "A"	65,430	580,360
DWS International Select Equity VIP "A"	18,200	91,908
DWS International VIP "A"	153,883	877,132
DWS Janus Growth & Income VIP "A"	7,182	47,904
DWS Japan Equity Fund "S"	15,709	98,497
DWS Large Cap Value VIP "A"	378,079	3,028,416
DWS Micro Cap Fund "Institutional"	2,622	22,860
DWS Mid Cap Growth VIP "A"	1,913	12,394
DWS RREEF Global Real Estate Securities Fund "Institutional"	29,502	125,087
DWS S&P 500 Plus Fund "S"	63,805	502,784
DWS Small Cap Core Fund "S"	33,221	320,919
DWS Small Cap Growth VIP "A"	14,866	100,645
DWS Small Cap Index VIP "A"	42,147	308,935
DWS Technology VIP "A"	118,306	707,471

Total Equity - Equity Funds (Cost $21,734,906)		11,974,504
Equity - Exchange Traded Funds 8.8%
Consumer Discretionary Select Sector SPDR Fund	3,775	74,179
Consumer Staples Select Sector SPDR Fund	7,778	164,116
Energy Select Sector SPDR Fund	2,706	114,897
Financial Select Sector SPDR Fund	13,898	122,441
Industrial Select Sector SPDR Fund	7,446	137,230
iShares MSCI Australia Index Fund	7,609	101,884
iShares MSCI Canada Index Fund	12,936	212,926
iShares MSCI EAFE Small Cap Index Fund	3,385	76,501
iShares MSCI France Index Fund	4,239	72,911
iShares MSCI Switzerland Index Fund	3,383	51,523
iShares MSCI United Kingdom Index Fund	35,508	372,124
Utilities Select Sector SPDR Fund	2,290	58,487

Total Equity - Exchange Traded Funds (Cost $2,270,934)		1,559,219
Fixed Income - Bond Funds 20.5%
DWS Core Fixed Income VIP "A"	163,308	1,332,597
DWS Emerging Markets Fixed Income Fund "Institutional"	4,962	41,528
DWS Global Bond Fund "S"	39,971	377,324

1 |

DWS Government & Agency Securities VIP "A"	57,046	693,114
DWS High Income VIP "A"	30,858	149,659
DWS Inflation Protected Plus Fund "Institutional"	19,198	179,888
DWS Short Duration Plus Fund "Institutional"	16,435	145,781
DWS US Bond Index Fund "Institutional"	71,407	730,496

Total Fixed Income - Bond Funds (Cost $4,300,069)		3,650,387
Fixed Income - Money Market Fund 2.1%
Cash Management QP Trust (Cost $373,850)	373,850	373,850
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,679,759) †	98.7	17,557,960
Other Assets and Liabilities, Net	1.3	235,114

Net Assets	100.0	17,793,074

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $28,739,436. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $11,181,476. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,304 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,212,780.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 17,184,110
Level 2	373,850
Level 3	-
Total	$ 17,557,960

| 2

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS High Income VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 81.7%
Consumer Discretionary 10.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	740,000	606,800
American Achievement Corp., 144A, 8.25%, 4/1/2012	255,000	184,875
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	404,107	60,616
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	590,000	277,300
8.0%, 3/15/2014	250,000	121,250
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	380,000	216,600
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	340,000	23,800
Carrols Corp., 9.0%, 1/15/2013	225,000	193,500
CSC Holdings, Inc.:
6.75%, 4/15/2012	355,000	341,688
Series B, 7.625%, 4/1/2011	985,000	977,613
144A, 8.5%, 4/15/2014	950,000	935,750
144A, 8.5%, 6/15/2015	430,000	420,325
144A, 8.625%, 2/15/2019	155,000	149,188
DIRECTV Holdings LLC, 7.625%, 5/15/2016	865,000	847,700
DISH DBS Corp.:
6.375%, 10/1/2011	1,010,000	974,650
6.625%, 10/1/2014	665,000	595,175
7.125%, 2/1/2016	465,000	416,175
Dollarama Group LP, 8.573% ***, 8/15/2012 (b)	347,000	156,150
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015	490,000	14,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	505,000	363,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013	250,000	192,500
Hertz Corp., 8.875%, 1/1/2014	1,005,000	609,281
Idearc, Inc., 8.0%, 11/15/2016 **	920,000	24,150
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	330,000	176,550
Inergy LP, 144A, 8.75%, 3/1/2015	155,000	149,575
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	237,000	139,830
Kabel Deutschland GmbH, 10.625%, 7/1/2014	620,000	626,200
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (c)	295,000	212,400
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	630,000	472,500
Norcraft Holdings LP, 9.75%, 9/1/2012	1,385,000	1,094,150
Penske Automotive Group, Inc., 7.75%, 12/15/2016	905,000	452,500
Pinnacle Entertainment, Inc., 7.5%, 6/15/2015	380,000	235,600
Quebecor Media, Inc., 7.75%, 3/15/2016	290,000	220,400
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **	420,000	14,700
Reader's Digest Association, Inc., 9.0%, 2/15/2017	350,000	20,125
Sabre Holdings Corp., 8.35%, 3/15/2016	460,000	174,800
Seminole Hard Rock Entertainment, Inc., 144A, 3.82% ***, 3/15/2014	590,000	306,800
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	370,000	153,550
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	1,655,000	16,550
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	490,000	144,550
Travelport LLC:
5.886% ***, 9/1/2014	390,000	124,800

1 |

9.875%, 9/1/2014		65,000	25,675
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		105,000	8,400
United Components, Inc., 9.375%, 6/15/2013		80,000	31,200

Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,275,000	1,490,689
144A, 10.375%, 2/15/2015		255,000	232,050
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	365,000	404,924
144A, 8.0%, 11/1/2016	EUR	190,000	193,112
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		200,357	1,753
Videotron Ltd., 6.875%, 1/15/2014		80,000	75,600
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,040,000	224

			15,902,593
Consumer Staples 3.1%
Alliance One International, Inc., 8.5%, 5/15/2012		250,000	212,500
Delhaize America, Inc.:
8.05%, 4/15/2027		190,000	184,382
9.0%, 4/15/2031		917,000	974,635
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		280,000	172,200
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	936,788
Tyson Foods, Inc., 144A, 10.5%, 3/1/2014		370,000	377,400
Viskase Companies, Inc., 11.5%, 6/15/2011		3,100,000	1,860,000

			4,717,905
Energy 12.1%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		845,000	616,850
Belden & Blake Corp., 8.75%, 7/15/2012		2,050,000	1,424,750
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	337,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		600,000	207,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (c)		525,000	409,500
6.875%, 1/15/2016		1,166,000	979,440
7.25%, 12/15/2018		800,000	657,000
7.5%, 6/15/2014		180,000	162,450
9.5%, 2/15/2015		260,000	252,850
Colorado Interstate Gas Co., 6.8%, 11/15/2015		220,000	206,227
Delta Petroleum Corp., 7.0%, 4/1/2015		715,000	228,800
Dynegy Holdings, Inc., 6.875%, 4/1/2011 (c)		195,000	173,550
El Paso Corp.:
7.25%, 6/1/2018 (c)		985,000	837,250
7.75%, 6/15/2010		410,000	403,940
8.25%, 2/15/2016		310,000	289,850
9.625%, 5/15/2012		320,000	307,142
EXCO Resources, Inc., 7.25%, 1/15/2011		580,000	449,500
Forest Oil Corp.:
144A, 7.25%, 6/15/2019		210,000	165,900
144A, 8.5%, 2/15/2014		170,000	157,675
Frontier Oil Corp.:
6.625%, 10/1/2011		330,000	321,750
8.5%, 9/15/2016		575,000	566,375
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012		100,000	91,875
KCS Energy, Inc., 7.125%, 4/1/2012		1,495,000	1,352,975
Mariner Energy, Inc.:
7.5%, 4/15/2013		305,000	225,700
8.0%, 5/15/2017		470,000	310,200

| 2

Newfield Exploration Co., 7.125%, 5/15/2018		640,000	566,400
OPTI Canada, Inc., 8.25%, 12/15/2014		1,025,000	458,687
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015		220,000	193,600
9.125%, 7/15/2013		450,000	432,000
144A, 10.5%, 8/1/2014		380,000	378,100

Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	174,900
7.625%, 6/1/2018		720,000	583,200
Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,040,000	494,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		585,000	564,525
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	233,050
8.25%, 12/15/2011		1,285,000	674,625
Tennessee Gas Pipeline Co.:
7.625%, 4/1/2037		165,000	142,379
144A, 8.0%, 2/1/2016		95,000	95,000
TEPPCO Partners LP, 7.625%, 2/15/2012		425,000	420,571
Tesoro Corp., 6.5%, 6/1/2017		840,000	634,200
Whiting Petroleum Corp.:
7.25%, 5/1/2012		545,000	448,263
7.25%, 5/1/2013		140,000	109,900
Williams Companies, Inc., 8.125%, 3/15/2012		1,040,000	1,055,600

			18,795,049
Financials 10.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		925,000	356,125
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		712,400	259,884
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		250,000	15,000
Conproca SA de CV, REG S, 12.0%, 6/16/2010		1,648,035	1,713,956
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,665,000	1,897,363
7.875%, 6/15/2010		850,000	702,444
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	436,800
GMAC LLC:
2.488% ***, 5/15/2009		615,000	584,250
2.788% ***, 6/30/2009	EUR	130,000	155,662
144A, 6.875%, 9/15/2011		2,393,000	1,700,514
7.75%, 1/19/2010		245,000	191,369
144A, 7.75%, 1/19/2010		1,105,000	928,333
Hawker Beechcraft Acquisition Co., LLC, 8.875%, 4/1/2015 (PIK)		895,000	100,687
Hexion US Finance Corp., 9.75%, 11/15/2014		205,000	45,100
Inmarsat Finance PLC, 10.375%, 11/15/2012		820,000	840,500
iPayment, Inc., 9.75%, 5/15/2014		475,000	247,000
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		430,000	43,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		575,000	8,625
NiSource Finance Corp.:
6.15%, 3/1/2013		50,000	43,671
7.875%, 11/15/2010		745,000	732,073
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		370,000	236,800
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		355,000	354,112
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		112,000	114,240
Sprint Capital Corp.:
7.625%, 1/30/2011		1,335,000	1,234,875
8.375%, 3/15/2012		545,000	490,500

3 |

Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,220,000	3,050
UCI Holdco, Inc., 9.32% ***, 12/15/2013 (PIK)		655,763	52,461
Universal City Development Partners Ltd., 11.75%, 4/1/2010		2,125,000	1,822,187
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	1,260,000	1,464,781
144A, 10.75%, 12/1/2015		85,000	84,150

			16,859,512
Health Care 5.9%
Boston Scientific Corp., 6.0%, 6/15/2011		520,000	504,400
Community Health Systems, Inc., 8.875%, 7/15/2015		2,270,000	2,145,150
HCA, Inc.:
9.125%, 11/15/2014		760,000	714,400
9.25%, 11/15/2016		2,040,000	1,856,400
9.625%, 11/15/2016 (PIK)		770,000	614,075
HEALTHSOUTH Corp., 10.75%, 6/15/2016		290,000	284,200
IASIS Healthcare LLC, 8.75%, 6/15/2014		525,000	493,500
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		150,000	135,375
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		515,000	298,700
The Cooper Companies, Inc., 7.125%, 2/15/2015		840,000	758,100
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		455,000	377,650
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		1,095,000	966,338

			9,148,288
Industrials 6.9%
Actuant Corp., 6.875%, 6/15/2017		300,000	254,250
ARAMARK Corp., 8.5%, 2/1/2015 (c)		745,000	685,400
BE Aerospace, Inc., 8.5%, 7/1/2018		300,000	250,125
Belden, Inc., 7.0%, 3/15/2017		420,000	344,400
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		1,205,000	1,057,155
Congoleum Corp., 8.625%, 8/1/2008 **		1,200,000	360,000
Esco Corp.:
144A, 5.195% ***, 12/15/2013		430,000	270,900
144A, 8.625%, 12/15/2013		575,000	437,000
General Cable Corp., 3.81% ***, 4/1/2015		505,000	357,288
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		300,000	240,000
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		435,000	152,250
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		500,000	395,000
7.625%, 12/1/2013		1,085,000	878,850
9.375%, 5/1/2012		900,000	819,000
Kansas City Southern Railway Co., 8.0%, 6/1/2015		655,000	542,012
Mobile Mini, Inc., 9.75%, 8/1/2014		420,000	311,850
Moog, Inc., 144A, 7.25%, 6/15/2018		140,000	129,150
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		605,000	344,850
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		1,185,000	65,175
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014		335,000	271,350
Titan International, Inc., 8.0%, 1/15/2012		1,190,000	928,200
TransDigm, Inc., 7.75%, 7/15/2014 (c)		260,000	242,450
United Rentals North America, Inc.:
6.5%, 2/15/2012		735,000	588,000
7.0%, 2/15/2014		985,000	497,425
US Concrete, Inc., 8.375%, 4/1/2014		470,000	188,000
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		250,000	97,500

			10,707,580

| 4

Information Technology 3.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		1,185,000	450,300
Alion Science & Technology Corp., 10.25%, 2/1/2015		390,000	58,500
L-3 Communications Corp.:
5.875%, 1/15/2015		1,280,000	1,187,200
Series B, 6.375%, 10/15/2015		705,000	664,462
7.625%, 6/15/2012		1,055,000	1,058,956
MasTec, Inc., 7.625%, 2/1/2017		610,000	496,388
SunGard Data Systems, Inc., 10.25%, 8/15/2015		980,000	686,000
Vangent, Inc., 9.625%, 2/15/2015		350,000	227,500

			4,829,306
Materials 9.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		235,000	141,588
ARCO Chemical Co., 9.8%, 2/1/2020 **		3,270,000	327,000
Cascades, Inc., 7.25%, 2/15/2013		456,000	254,220
Chemtura Corp., 6.875%, 6/1/2016 **		345,000	155,250
Clondalkin Acquisition BV, 144A, 3.32% ***, 12/15/2013		540,000	338,850
CPG International I, Inc., 10.5%, 7/1/2013		880,000	413,600
Exopack Holding Corp., 11.25%, 2/1/2014		1,415,000	643,825
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014 (c)		80,000	78,400
8.25%, 4/1/2015 (c)		1,005,000	962,287
8.375%, 4/1/2017		1,965,000	1,837,275
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		1,265,563	632,782
10.0%, 3/31/2015		1,277,440	638,720
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		420,000	388,500
9.5%, 12/1/2011		330,000	329,588
Hexcel Corp., 6.75%, 2/1/2015		1,560,000	1,318,200
Huntsman LLC, 11.625%, 10/15/2010		1,277,000	1,264,230
Innophos, Inc., 8.875%, 8/15/2014		170,000	139,400
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,030,000	839,450
Metals USA Holdings Corp., 7.685% ***, 7/1/2012 (PIK)		261,937	61,555
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		200,000	67,000
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	796,462
Pliant Corp., 11.85%, 6/15/2009 **		11	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		265,000	331
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		815,000	749,800
The Mosaic Co., 144A, 7.375%, 12/1/2014		680,000	666,400
Witco Corp., 6.875%, 2/1/2026 **		195,000	50,700
Wolverine Tube, Inc., 10.5%, 4/1/2009		770,000	662,200

			13,757,617
Telecommunication Services 10.5%
BCM Ireland Preferred Equity Ltd., 144A, 8.959% ***, 2/15/2017 (PIK)	EUR	555,094	28,616
Centennial Communications Corp., 10.0%, 1/1/2013		290,000	308,125
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,030,000	983,650
8.375%, 1/15/2014 (c)		450,000	423,000
Cricket Communications, Inc.:
9.375%, 11/1/2014		730,000	695,325
144A, 10.0%, 7/15/2015		780,000	750,750
Crown Castle International Corp., 9.0%, 1/15/2015 (c)		775,000	776,937
Frontier Communications Corp.:

5 |

6.25%, 1/15/2013		430,000	389,687
9.25%, 5/15/2011		255,000	258,825
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		278,182	133,527
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	230,000	148,205
Intelsat Corp.:
144A, 9.25%, 8/15/2014		160,000	150,400
144A, 9.25%, 6/15/2016		1,735,000	1,604,875
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016		65,000	63,050
Intelsat Subsidiary Holding Co., Ltd.:
144A, 8.875%, 1/15/2015		960,000	895,200
Series B, 144A, 8.875%, 1/15/2015 (c)		165,000	153,038
iPCS, Inc., 3.295% ***, 5/1/2013		200,000	150,000
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		875,000	848,750
144A, 9.25%, 11/1/2014		625,000	603,125
Millicom International Cellular SA, 10.0%, 12/1/2013		1,530,000	1,495,575
Qwest Corp.:
7.25%, 9/15/2025		145,000	95,700
7.875%, 9/1/2011		995,000	980,075
8.875%, 3/15/2012		215,000	212,313
Sprint Nextel Corp., 6.0%, 12/1/2016		530,000	378,950
Stratos Global Corp., 9.875%, 2/15/2013		330,000	306,900
Telesat Canada, 144A, 11.0%, 11/1/2015		1,545,000	1,282,350
Virgin Media Finance PLC:
8.75%, 4/15/2014		820,000	774,900
8.75%, 4/15/2014	EUR	700,000	823,068
Windstream Corp.:
7.0%, 3/15/2019		430,000	378,400
8.625%, 8/1/2016		70,000	68,775

			16,162,091
Utilities 9.8%
AES Corp.:
8.0%, 10/15/2017		415,000	355,862
144A, 8.0%, 6/1/2020		790,000	639,900
144A, 8.75%, 5/15/2013		2,519,000	2,481,215
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		3,080,000	3,115,171
CMS Energy Corp., 8.5%, 4/15/2011		925,000	929,915
Edison Mission Energy, 7.0%, 5/15/2017		515,000	375,950
Energy Future Holdings Corp., 10.875%, 11/1/2017		565,000	364,425
Knight, Inc., 6.5%, 9/1/2012		215,000	200,488
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,375,000	1,333,750
Mirant North America LLC, 7.375%, 12/31/2013		270,000	244,350
NRG Energy, Inc.:
7.25%, 2/1/2014		915,000	860,100
7.375%, 2/1/2016		755,000	702,150
7.375%, 1/15/2017		660,000	613,800
NV Energy, Inc.:
6.75%, 8/15/2017		855,000	678,558
8.625%, 3/15/2014		200,000	188,501
Oncor Electric Delivery Co., 7.0%, 9/1/2022		320,000	298,408
Regency Energy Partners LP, 8.375%, 12/15/2013		515,000	437,750
Reliant Energy, Inc., 7.875%, 6/15/2017		545,000	430,550
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		1,965,000	982,500

			15,233,343

Total Corporate Bonds (Cost $171,768,675)			126,113,284

| 6

Loan Participations and Assignments 6.0%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 9.222%, 6/1/2010 **	700,000	0
Buffets, Inc.:
Letter of Credit, LIBOR minus 0.1%, 1.872%, 5/1/2013 (PIK)	106,942	8,823
Term Loan 2, LIBOR plus 7.25%, 9.222%, 4/30/2009 (PIK)	372,654	30,744
Term Loan 3, LIBOR plus 7.25%, 9.222%, 4/30/2009 (PIK)	37,126	3,063
Term Loan, LIBOR plus 7.25%, 9.222%, 11/1/2013 (PIK)	775,152	63,950
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 3.972%, 3/6/2014	2,182,900	1,779,969
Term Loan, LIBOR plus 5.0%, 6.972%, 3/6/2014	1,269,338	1,174,137
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.472%, 10/10/2014	364,328	241,050
Term Loan B3, LIBOR plus 3.5%, 5.472%, 10/10/2014	3,757,438	2,475,212
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.472%, 6/20/2013	283,561	153,832
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.222%, 9/16/2013	246,859	182,676
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 5.222%, 6/14/2014	460,000	71,300
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 1.972%, 3/26/2014	12,291	5,647
Term Loan, LIBOR plus 2.0%, 3.972%, 3/26/2014	209,311	96,167
HCA, Inc., Term Loan A, LIBOR plus 2.0%, 3.972%, 11/16/2012	1,752,140	1,519,981
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 4.222%, 5/5/2013	1,097,800	386,426
Term Loan C2, LIBOR plus 2.25%, 4.222%, 5/5/2013	257,449	90,622
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.222%, 6/13/2014 (PIK)	532,734	226,412
Longview Power LLC:
Letter of Credit, LIBOR plus 2.25%, 4.222%, 2/28/2014	10,000	7,100
Term Delayed Draw, LIBOR plus 2.25%, 4.222%, 2/28/2014	30,000	21,300
Term Loan B, LIBOR plus 2.25%, 4.222%, 2/28/2014	30,000	21,300
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 3.972%, 9/30/2014	412,595	218,935
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.222%, 8/23/2013	168,805	114,507
Term Loan B, LIBOR plus 3.25%, 5.222%, 8/23/2014	168,805	114,507
Tribune Co., Term Loan B, LIBOR plus 3.0%, 4.972%, 6/4/2014 **	829,426	223,650

Total Loan Participations and Assignments (Cost $15,238,644)		9,231,310
Preferred Security 0.1%
Financials
Xerox Capital Trust I, 8.0%, 2/1/2027 (Cost $321,051)	315,000	221,845
	Shares	Value ($)

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	149,500	15,576
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	95	0

Total Warrants (Cost $1)		15,576

7 |

					Units	Value ($)

Other Investments 0.2%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $946,003)					1,100,000	275,000
					Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*					9,993	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*					24,225	20,591
GEO Specialty Chemicals, Inc. 144A*					2,206	1,875

						22,466

Total Common Stocks (Cost $290,952)						22,466
Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. :
144A, 12.0%*					3	0
Series AI, 144A, 12.0%*					30,000	0
Series B, 12.0%*					5,000	0

Total Preferred Stocks (Cost $46,019)						0
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.78% (d) (e) (Cost $3,376,093)					3,376,093	3,376,093
Cash Equivalents 11.3%
Cash Management QP Trust, 0.53% (d) (Cost $17,510,609)					17,510,609	17,510,609
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $209,498,047) †					101.5	156,766,183
Other Assets and Liabilities, Net					(1.5)	(1,554,856)

Net Assets					100.0	155,211,327

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	3,270,000	USD	3,694,081	327,000
Alliance Mortgage Cycle Loan	9.222%	6/1/2010	700,000	USD	700,000	0
CanWest MediaWorks LP	9.25%	8/1/2015	340,000	USD	340,000	23,800
Chemtura Corp.	6.875%	6/1/2016	345,000	USD	343,203	155,250
Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,021,050	360,000
Idearc, Inc.	8.0%	11/15/2016	920,000	USD	936,284	24,150
New ASAT (Finance) Ltd.	9.25%	2/1/2011	575,000	USD	519,944	8,625
Pliant Corp.	11.85%	6/15/2009	11	USD	11	4
Quebecor World, Inc.	9.75%	1/15/2015	420,000	USD	420,000	14,700
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	331

| 8

Tribune Co.		4.972%	6/4/2014	829,426	USD	828,907	223,650
Tropicana Entertainment LLC		9.625%	12/15/2014	1,220,000	USD	959,601	3,050
Trump Entertainment Resorts, Inc.		8.5%	6/1/2015	105,000	USD	107,100	8,400
Witco Corp.		6.875%	2/1/2026	195,000	USD	182,325	50,700
Young Broadcasting, Inc.		8.75%	1/15/2014	2,040,000	USD	1,981,498	224
						12,268,317	1,199,884

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

†

The cost for federal income tax purposes was $209,817,894. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $53,051,711. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $782,974 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $53,834,685.

(a)					Principal amount stated in US dollars unless otherwise noted.
(b)					Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 6/30/2009.
(c)					All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $3,230,408 which is 2.1% of net assets.
(d)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)					Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of March 31, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For			Settlement Date	Unrealized Appreciation ($)

EUR	40,600	USD	55,229		4/20/2009	1,291
EUR	55,000	USD	74,519		4/20/2009	1,449
Total unrealized appreciation						2,740

Contracts to Deliver		In Exchange For			Settlement Date	Unrealized Depreciation ($)

EUR	3,332,200	USD	4,372,779		4/20/2009	(54,159)
EUR	193,800	USD	254,919		4/20/2009	(2,551)
Total unrealized depreciation						(56,710)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant

9 |

unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 3,376,093	$ -
Level 2	152,130,426	(53,970)
Level 3	1,259,664	-
Total	$ 156,766,183	$ (53,970)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 2,000,777
Total realized gain (loss)	26,304
Change in unrealized appreciation (depreciation)	(330,402)
Amortization premium/discount	5,763
Net purchases (sales)	(441,025)
Net transfers in (out) of Level 3	(1,753)
Balance as of March 31, 2009	$ 1,259,664
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ (249,181)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ (53,970)
Credit Contracts	$ -
Equity Contracts	$ -
Commodity Contracts	$ -
Other Contracts	$ -

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

| 10

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS International Select Equity VIP

(Effective May 1, 2009 the portfolio was renamed DWS Diversified International Equity VIP)

	Shares	Value ($)

Common Stocks 92.5%
Australia 2.4%
BHP Billiton Ltd. (Cost $1,557,422)	76,500	1,705,093
Austria 2.4%
Intercell AG* (Cost $1,519,884)	54,013	1,670,062
Brazil 1.4%
Petroleo Brasileiro SA (ADR) (Cost $1,227,674)	31,900	971,993
Canada 1.0%
Potash Corp. of Saskatchewan, Inc. (Cost $992,099)	9,114	736,977
China 4.9%
China Life Insurance Co., Ltd. "H"	657,400	2,162,854
Industrial & Commercial Bank of China Ltd. "H"	2,459,000	1,272,762

(Cost $3,629,179)		3,435,616
Denmark 3.7%
Carlsberg AS "B"	32,700	1,351,069
Novo Nordisk AS "B" (a)	26,500	1,271,061

(Cost $5,036,327)		2,622,130
Finland 3.8%
Fortum Oyj	67,000	1,275,323
Nokia Oyj	117,100	1,370,917

(Cost $4,362,405)		2,646,240
France 5.7%
Alstom SA	14,236	737,019
AXA SA	59,568	723,288
BNP Paribas	19,743	813,739
Compagnie de Saint-Gobain	32,696	915,007
Total SA	16,307	808,760

(Cost $4,408,283)		3,997,813
Germany 15.1%
Allianz SE (Registered)	12,729	1,072,332
BASF SE	30,600	928,912
Bayer AG	45,811	2,194,639
Deutsche Telekom AG (Registered) (a)	128,900	1,603,559
E.ON AG	35,114	977,409
Fresenius Medical Care AG & Co. KGaA	29,500	1,147,050
Linde AG	18,300	1,243,516
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,200	1,367,994

(Cost $11,338,866)		10,535,411
Hong Kong 2.1%
China Mobile Ltd. (Cost $1,791,261)	169,500	1,478,826

Ireland 1.5%
CRH PLC (Cost $1,074,637)	49,300	1,060,385
Italy 1.5%
Saipem SpA (Cost $1,044,631)	57,500	1,025,863
Japan 13.8%
Canon, Inc.	56,600	1,651,004
East Japan Railway Co.	12,226	636,095
Japan Tobacco, Inc.	351	937,390
Mitsubishi Corp.	110,500	1,470,244
Mitsui & Co., Ltd.	97,000	987,515
Nintendo Co., Ltd.	4,100	1,202,673
Nippon Telegraph & Telephone Corp.	17,409	661,216
Seven & I Holdings Co., Ltd.	37,000	816,912
Toyota Motor Corp.	39,900	1,279,704

(Cost $13,050,713)		9,642,753
Luxembourg 1.6%
ArcelorMittal (a) (Cost $2,348,527)	55,787	1,129,088
Netherlands 1.6%
Koninklijke (Royal) Philips Electronics NV (a) (Cost $1,349,660)	78,200	1,154,257
Norway 3.6%
DnB NOR ASA	189,200	856,414
StatoilHydro ASA	93,300	1,630,788

(Cost $3,170,609)		2,487,202
Russia 1.9%
Gazprom (ADR)	71,200	1,045,975
Gazprom OAO (ADR)	17,250	256,162

(Cost $3,035,313)		1,302,137
Spain 3.4%
Banco Santander SA	149,700	1,029,287
Telefonica SA	66,587	1,329,876

(Cost $2,278,330)		2,359,163
Sweden 1.2%
Hennes & Mauritz AB "B" (Cost $835,951)	21,600	810,766
Switzerland 10.9%
ABB Ltd. (Registered)*	92,212	1,286,586
Credit Suisse Group AG (Registered)	37,082	1,124,735
Lonza Group AG (Registered)	10,662	1,054,071
Nestle SA (Registered)	49,963	1,691,222
Novartis AG (Registered)	23,256	877,770
Roche Holding AG (Genusschein)	5,943	815,941
Xstrata PLC	112,224	748,774

(Cost $6,890,603)		7,599,099
United Kingdom 9.0%
AMEC PLC	116,556	886,359
Babcock International Group PLC	73,780	454,583
BG Group PLC	154,924	2,348,213
HSBC Holdings PLC	198,777	1,125,278

Vodafone Group PLC					842,005	1,470,985

(Cost $8,161,385)						6,285,418

Total Common Stocks (Cost $79,103,759)						64,656,292
Rights 0.5%
Ireland 0.3%
CRH PLC, Expiration Date 4/8/2009* (Cost $197,801)					9,314	202,943
United Kingdom 0.2%
HSBC Holdings PLC, Expiration Date 4/3/2009* (Cost $166,518)					82,823	167,562

Total Rights (Cost $364,319)						370,505
Exchange-Traded Fund 3.8%
Japan
iShares MSCI Japan Index Fund (Cost $3,762,869)					336,826	2,664,294
Securities Lending Collateral 6.6%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $4,589,468)					4,589,468	4,589,468
Cash Equivalents 0.4%
Cash Management QP Trust, 0.53% (b) (Cost $293,616)					293,616	293,616
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $88,114,031) †					103.8	72,574,175
Other Assets and Liabilities, Net					(3.8)	(2,649,014)

Net Assets					100.0	69,925,161

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $88,908,405. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $16,334,230. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,156,689 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,490,919.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $4,427,135 which is 6.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
As of March 31, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	300,118	GBP	210,373	4/3/2009	1,738
USD	300,114	GBP	210,370	4/3/2009	1,738
JPY	663,100,000	USD	6,821,104	5/29/2009	116,173
JPY	341,477,300	USD	3,492,374	6/26/2009	37,675
Total unrealized appreciation					157,324

Currency Abbreviations
GBP	British Pound		USD	United States Dollar

JPY	Japanese Yen

At March 31, 2009, the DWS International Select Equity VIP had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks and Rights
Financials	11,716,245	18.0%
Health Care	9,030,594	13.9%
Energy	8,974,113	13.8%
Materials	7,755,688	11.9%
Industrials	7,641,306	11.7%
Telecommunication Services	6,544,462	10.1%
Consumer Staples	4,796,593	7.4%
Information Technology	4,224,594	6.5%
Utilities	2,252,732	3.5%
Consumer Discretionary	2,090,470	3.2%
Total	65,026,797	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 9,589,400	$ -
Level 2	62,984,775	157,324
Level 3	-	-
Total	$ 72,574,175	$ 157,324

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ 157,324
Credit Contracts	$ -
Equity Contracts	$ -

Commodity Contracts	$ -
Other Contracts	$ -

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 93.3%
Consumer Discretionary 7.7%
Hotels Restaurants & Leisure 2.1%
Crown Ltd. (a)	37,075	162,901
MGM MIRAGE*	70,115	163,368
Starwood Hotels & Resorts Worldwide, Inc.	38,690	491,363
Wynn Resorts Ltd.*	27,225	543,683

		1,361,315
Internet & Catalog Retail 0.1%
Liberty Media Corp. - Interactive "A"*	11,405	33,075
Media 1.2%
The DIRECTV Group, Inc.*	32,845	748,538
Specialty Retail 2.8%
Esprit Holdings Ltd.	259,225	1,338,189
Tiffany & Co.	21,805	470,116

		1,808,305
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc. "B"	20,015	938,503
Consumer Staples 16.7%
Beverages 5.2%
Anheuser-Busch InBev NV	117,481	3,244,047
Anheuser-Busch InBev NV (VVPR Strip)*	88,376	353

		3,244,400
Food & Staples Retailing 3.1%
CVS Caremark Corp.	71,206	1,957,453
Food Products 3.6%
Nestle SA (Registered)	67,060	2,269,947
Household Products 2.0%
Reckitt Benckiser Group PLC	33,238	1,250,912
Tobacco 2.8%
Altria Group, Inc.	40,790	653,456
Philip Morris International, Inc.	31,935	1,136,247

		1,789,703
Energy 12.9%
Energy Equipment & Services 0.7%
Transocean Ltd.*	7,545	443,948
Oil, Gas & Consumable Fuels 12.2%
ConocoPhillips	36,940	1,446,570
EnCana Corp.	52,973	2,151,233
EOG Resources, Inc.	16,850	922,706
Hess Corp.	48,374	2,621,871
Occidental Petroleum Corp.	9,695	539,527

		7,681,907

Financials 9.9%
Capital Markets 8.5%
Charles Schwab Corp.	21,550	334,025
Credit Suisse Group AG (ADR)	33,990	1,036,355
Morgan Stanley	98,660	2,246,488
The Goldman Sachs Group, Inc.	16,225	1,720,175

		5,337,043
Diversified Financial Services 0.9%
NYSE Euronext	32,910	589,089
Real Estate Management & Development 0.5%
Hang Lung Properties Ltd.	137,725	325,293
Health Care 15.9%
Biotechnology 1.4%
Celgene Corp.*	11,070	491,508
Gilead Sciences, Inc.*	8,585	397,657

		889,165
Health Care Equipment & Supplies 4.8%
Alcon, Inc.	13,235	1,203,194
Baxter International, Inc.	23,650	1,211,353
Covidien Ltd.	17,840	593,002

		3,007,549
Health Care Providers & Services 2.3%
UnitedHealth Group, Inc.	68,595	1,435,693
Pharmaceuticals 7.4%
Bristol-Myers Squibb Co.	51,485	1,128,551
Johnson & Johnson	10,740	564,924
Merck & Co., Inc.	28,920	773,610
Roche Holding AG (Genusschein)	8,562	1,175,515
Wyeth	24,370	1,048,885

		4,691,485
Industrials 4.4%
Aerospace & Defense 2.5%
Boeing Co.	27,070	963,151
Empresa Brasilieira de Aeronautica SA (ADR)	49,013	650,402

		1,613,553
Electrical Equipment 0.7%
JA Solar Holdings Co., Ltd. (ADR)*	51,300	172,881
Suntech Power Holdings Co., Ltd. (ADR)* (a)	24,122	281,986

		454,867
Machinery 1.2%
Danaher Corp.	13,545	734,410
Information Technology 21.5%
Communications Equipment 6.9%
Cisco Systems, Inc.*	6,135	102,884
Corning, Inc.	124,247	1,648,757
QUALCOMM, Inc.	38,670	1,504,650
Research In Motion Ltd.*	25,610	1,103,023

		4,359,314
Computers & Peripherals 4.7%
Apple, Inc.*	23,219	2,440,781

International Business Machines Corp.	5,410	524,175

		2,964,956
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	16,225	462,250
Internet Software & Services 0.8%
eBay, Inc.*	38,895	488,521
IT Services 1.2%
Western Union Co.	60,035	754,640
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc.	16,355	346,563
Software 6.6%
Citrix Systems, Inc.*	19,990	452,574
Microsoft Corp.	13,400	246,158
Nintendo Co., Ltd. (ADR)	20,680	754,820
Oracle Corp.*	149,555	2,702,459

		4,156,011
Materials 4.3%
Chemicals
Monsanto Co.	5,345	444,170
Praxair, Inc.	8,360	562,544
Syngenta AG (ADR)	42,090	1,688,229

		2,694,943

Total Common Stocks (Cost $70,696,965)		58,833,351
	Principal Amount ($)	Value ($)

Corporate Bonds 1.0%
Consumer Discretionary 0.5%
Meritage Homes Corp., 6.25%, 3/15/2015	155,000	94,550
MGM MIRAGE, 8.5%, 9/15/2010 (a)	535,000	219,350

		313,900
Energy 0.5%
Suntech Power Holdings Co., Ltd., 144A, 3.0%, 3/15/2013	623,000	303,713

Total Corporate Bonds (Cost $1,039,195)		617,613
Government & Agency Obligations 5.9%
US Treasury Obligations
US Treasury Notes:
1.5%, 10/31/2010	583,000	589,946
2.125%, 1/31/2010	1,694,000	1,715,771
2.75%, 7/31/2010	434,000	446,257
3.375%, 7/31/2013	434,000	469,534
4.875%, 7/31/2011	434,000	474,382

Total Government & Agency Obligations (Cost $3,613,458)		3,695,890
	Shares	Value ($)

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $512,178)	512,178	512,178

Cash Equivalents 0.1%
Cash Management QP Trust, 0.53% (b) (Cost $73,606)					73,606	73,606
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,935,402) †					101.1	63,732,638
Other Assets and Liabilities, Net					(1.1)	(682,073)

Net Assets					100.0	63,050,565

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $76,365,304. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $12,632,666. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,269,260 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,901,926.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $510,379 which is 0.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
VVPR: Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)
As of March 31, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

GBP	100,000	USD	146,860	5/14/2009	3,357
CHF	1,355,000	USD	1,202,307	5/14/2009	10,801
EUR	770,000	USD	1,041,810	5/14/2009	18,807
Total unrealized appreciation					32,965

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

CHF	925,000	USD	789,782	4/23/2009	(23,228)
EUR	360,000	USD	454,199	4/23/2009	(24,069)
GBP	500,000	USD	701,870	4/23/2009	(15,597)
Total unrealized depreciation					(62,894)

Currency Abbreviations
CHF	Swiss Franc	GBP	British Pound
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 49,578,372	$ -
Level 2	14,154,266	(29,929)
Level 3	-	-
Total	$ 63,732,638	$ (29,929)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward currency contracts.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Interest Rate Contracts	$ -
Foreign Exchange Contracts	$ (29,929)
Credit Contracts	$ -
Equity Contracts	$ -
Commodity Contracts	$ -
Other Contracts	$ -

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 96.1%
Consumer Discretionary 4.6%
Distributors 1.6%
Genuine Parts Co.	53,786	1,606,050
Hotels Restaurants & Leisure 1.9%
Carnival Corp. (Units) (a)	85,271	1,841,854
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.*	46,476	776,149
VF Corp.	5,466	312,163

		1,088,312
Consumer Staples 8.7%
Beverages 1.1%
PepsiCo, Inc.	21,003	1,081,235
Food & Staples Retailing 1.9%
CVS Caremark Corp.	68,617	1,886,281
Food Products 1.7%
General Mills, Inc.	18,233	909,462
Kraft Foods, Inc. "A"	35,880	799,765

		1,709,227
Tobacco 4.0%
Altria Group, Inc.	142,599	2,284,436
Philip Morris International, Inc. (a)	46,315	1,647,888

		3,932,324
Energy 20.8%
Energy Equipment & Services 8.6%
ENSCO International, Inc.	41,244	1,088,842
Halliburton Co.	94,509	1,462,054
National-Oilwell Varco, Inc.*	39,729	1,140,620
Noble Corp. (a)	38,275	922,045
Patterson-UTI Energy, Inc.	54,843	491,393
Transocean Ltd.*	41,299	2,430,033
Weatherford International Ltd.*	87,564	969,333

		8,504,320
Oil, Gas & Consumable Fuels 12.2%
Anadarko Petroleum Corp.	13,115	510,042
Chevron Corp.	28,409	1,910,221
ConocoPhillips	25,615	1,003,084
Devon Energy Corp.	18,588	830,698
ExxonMobil Corp.	16,441	1,119,632
Marathon Oil Corp.	65,914	1,732,879
Nexen, Inc.	64,263	1,089,739
Noble Energy, Inc.	28,446	1,532,671
Occidental Petroleum Corp.	16,334	908,987
Suncor Energy, Inc.	64,914	1,448,826

		12,086,779

Financials 9.7%
Capital Markets 1.2%
Raymond James Financial, Inc. (a)	29,962	590,252
TD Ameritrade Holding Corp.*	42,657	589,093

		1,179,345
Diversified Financial Services 2.4%
JPMorgan Chase & Co.	40,186	1,068,144
Moody's Corp.	26,054	597,157
NYSE Euronext	38,411	687,557

		2,352,858
Insurance 5.7%
ACE Ltd.	29,012	1,172,085
Alleghany Corp.*	1,935	524,040
Aon Corp.	26,610	1,086,220
Arthur J. Gallagher & Co.	27,478	467,126
MetLife, Inc.	35,440	806,969
PartnerRe Ltd.	8,090	502,146
The Travelers Companies, Inc.	25,807	1,048,796

		5,607,382
Thrifts & Mortgage Finance 0.4%
Capitol Federal Financial	11,389	430,618
Health Care 13.5%
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	23,108	1,183,592
Becton, Dickinson & Co.	20,670	1,389,851

		2,573,443
Health Care Providers & Services 3.5%
McKesson Corp.	27,848	975,794
Medco Health Solutions, Inc.*	31,655	1,308,617
WellPoint, Inc.*	32,142	1,220,432

		3,504,843
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.*	33,014	1,177,609
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	24,210	530,683
Merck & Co., Inc.	58,103	1,554,255
Teva Pharmaceutical Industries Ltd. (ADR) (a)	46,650	2,101,583
Wyeth	45,076	1,940,071

		6,126,592
Industrials 9.0%
Aerospace & Defense 3.0%
Honeywell International, Inc.	59,396	1,654,772
United Technologies Corp.	30,408	1,306,936

		2,961,708
Electrical Equipment 2.7%
Emerson Electric Co.	65,198	1,863,359
Rockwell Automation, Inc.	36,026	786,808

		2,650,167
Industrial Conglomerates 0.4%
Textron, Inc.	75,397	432,779

Machinery 2.1%
Dover Corp.	48,217	1,271,964
Parker Hannifin Corp.	23,909	812,428

		2,084,392
Road & Rail 0.8%
Norfolk Southern Corp.	23,300	786,375
Information Technology 8.7%
Communications Equipment 2.3%
Brocade Communications Systems, Inc.*	293,901	1,013,959
Nokia Oyj (ADR)	110,314	1,287,364

		2,301,323
Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	115,736	1,741,827
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	227,178	2,033,243
Texas Instruments, Inc.	33,146	547,240

		4,322,310
Software 2.0%
Microsoft Corp.	110,327	2,026,707
Materials 6.9%
Chemicals 5.1%
Air Products & Chemicals, Inc.	37,185	2,091,656
E.I. du Pont de Nemours & Co.	44,394	991,318
Praxair, Inc.	28,701	1,931,290

		5,014,264
Containers & Packaging 1.4%
Sonoco Products Co.	65,237	1,368,672
Metals & Mining 0.4%
Kinross Gold Corp.	24,034	429,488
Telecommunication Services 3.4%
Diversified Telecommunication Services
AT&T, Inc.	85,340	2,150,568
Verizon Communications, Inc.	41,208	1,244,482

		3,395,050
Utilities 10.8%
Electric Utilities 8.3%
Allegheny Energy, Inc. (a)	52,874	1,225,090
Duke Energy Corp.	115,303	1,651,139
Entergy Corp.	12,293	837,030
Exelon Corp.	14,212	645,083
FirstEnergy Corp.	41,631	1,606,957
FPL Group, Inc.	31,429	1,594,393
Southern Co.	21,498	658,269

		8,217,961
Multi-Utilities 2.5%
PG&E Corp.	63,639	2,432,283

Total Common Stocks (Cost $113,353,479)		95,112,551
Securities Lending Collateral 10.1%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $9,960,675)	9,960,675	9,960,675

Cash Equivalents 4.2%
Cash Management QP Trust, 0.53% (b) (Cost $4,194,087)	4,194,087	4,194,087
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $127,508,241) †	110.4	109,267,313
Other Assets and Liabilities, Net (a)	(10.4)	(10,314,610)

Net Assets	100.0	98,952,703

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $130,895,351. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $21,628,038. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,592,079 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,220,117.

(a)

All or a portion of these securities were on loan amounting to $9,621,943. In addition, included in other assets and liabilities, net is a pending sale, amounting to $197,405, that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $9,819,348 which is 9.9% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 102,534,661
Level 2	6,732,652
Level 3	-
Total	$ 109, 267,313

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 16.3%
Diversified Consumer Services 2.0%
H&R Block, Inc. (a)	6,300	114,597
Strayer Education, Inc. (a)	1,200	215,844

		330,441
Hotels Restaurants & Leisure 3.2%
Burger King Holdings, Inc. (a)	7,300	167,535
Darden Restaurants, Inc. (a)	10,200	349,452

		516,987
Internet & Catalog Retail 1.3%
Priceline.com, Inc.* (a)	2,650	208,767
Specialty Retail 9.0%
Advance Auto Parts, Inc.	5,800	238,264
American Eagle Outfitters, Inc.	21,000	257,040
Children's Place Retail Stores, Inc.* (a)	10,800	236,412
Guess?, Inc. (a)	11,700	246,636
Tiffany & Co. (a)	5,600	120,736
Urban Outfitters, Inc.* (a)	21,800	356,866

		1,455,954
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.* (a)	2,500	132,600
Consumer Staples 2.0%
Food Products 0.7%
Corn Products International, Inc. (a)	5,800	122,960
Personal Products 1.3%
Herbalife Ltd.	10,900	163,282
NBTY, Inc.* (a)	3,100	43,648

		206,930
Energy 12.1%
Energy Equipment & Services 3.8%
Cameron International Corp.*	9,000	197,370
CARBO Ceramics, Inc. (a)	6,100	173,484
FMC Technologies, Inc.*	7,500	235,275

		606,129
Oil, Gas & Consumable Fuels 8.3%
Alpha Natural Resources, Inc.*	8,100	143,775
Petrohawk Energy Corp.* (a)	16,500	317,295
Range Resources Corp.	7,500	308,700
Southwestern Energy Co.*	9,100	270,179
Ultra Petroleum Corp.* (a)	8,530	306,142

		1,346,091

Financials 7.5%
Capital Markets 6.0%
Lazard Ltd. "A"	3,100	91,140
Northern Trust Corp.	3,500	209,370
T. Rowe Price Group, Inc. (a)	6,200	178,932
TD Ameritrade Holding Corp.* (a)	17,200	237,532
Waddell & Reed Financial, Inc. "A" (a)	13,700	247,559

		964,533
Diversified Financial Services 1.5%
MSCI, Inc. "A"* (a)	14,731	249,101
Health Care 19.1%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.* (a)	1,200	45,192
BioMarin Pharmaceutical, Inc.* (a)	7,600	93,860
Genzyme Corp.*	1,400	83,146

		222,198
Health Care Equipment & Supplies 2.0%
Hologic, Inc.* (a)	15,400	201,586
Thoratec Corp.* (a)	5,000	128,450

		330,036
Health Care Providers & Services 5.8%
AMERIGROUP Corp.*	7,700	212,058
Humana, Inc.* (a)	5,700	148,656
Laboratory Corp. of America Holdings* (a)	2,500	146,225
McKesson Corp.	4,300	150,672
MEDNAX, Inc.*	9,700	285,859

		943,470
Health Care Technology 0.7%
Cerner Corp.* (a)	2,600	114,322
Life Sciences Tools & Services 5.4%
Covance, Inc.* (a)	4,900	174,587
Illumina, Inc.* (a)	4,100	152,684
Life Technologies Corp.* (a)	5,500	178,640
Pharmaceutical Product Development, Inc. (a)	12,400	294,128
QIAGEN NV* (a)	4,700	75,012

		875,051
Pharmaceuticals 3.8%
Mylan, Inc.* (a)	36,300	486,783
Shire PLC (ADR) (a)	3,600	129,384

		616,167
Industrials 15.8%
Aerospace & Defense 0.7%
Curtiss-Wright Corp. (a)	4,400	123,420
Commercial Services & Supplies 1.3%
Stericycle, Inc.* (a)	4,500	214,785
Construction & Engineering 2.0%
Aecom Technology Corp.* (a)	6,700	174,736
Quanta Services, Inc.*	6,900	148,005

		322,741
Electrical Equipment 4.0%
First Solar, Inc.* (a)	1,800	238,860
General Cable Corp.*	4,400	87,208

Roper Industries, Inc. (a)	7,450	316,253

		642,321
Machinery 2.8%
Harsco Corp.	8,600	190,662
Joy Global, Inc.	8,000	170,400
Terex Corp.* (a)	9,600	88,800

		449,862
Professional Services 4.2%
FTI Consulting, Inc.* (a)	3,700	183,076
Huron Consulting Group, Inc.* (a)	5,200	220,636
Robert Half International, Inc. (a)	15,200	271,016

		674,728
Road & Rail 0.8%
Knight Transportation, Inc. (a)	9,200	139,472
Information Technology 16.9%
Communications Equipment 1.6%
F5 Networks, Inc.* (a)	8,200	171,790
Juniper Networks, Inc.* (a)	5,600	84,336

		256,126
Electronic Equipment, Instruments & Components 1.4%
Itron, Inc.* (a)	4,850	229,647
Internet Software & Services 2.4%
Omniture, Inc.* (a)	10,200	134,538
VeriSign, Inc.* (a)	13,200	249,084

		383,622
IT Services 0.5%
ManTech International Corp. "A"*	1,800	75,420
Semiconductors & Semiconductor Equipment 4.4%
Altera Corp. (a)	5,700	100,035
Broadcom Corp. "A"* (a)	15,700	313,686
Marvell Technology Group Ltd.* (a)	20,500	187,780
Xilinx, Inc. (a)	6,300	120,708

		722,209
Software 6.6%
Blackboard, Inc.* (a)	7,600	241,224
BMC Software, Inc.*	2,900	95,700
Check Point Software Technologies Ltd.*	3,700	82,177
Concur Technologies, Inc.* (a)	6,300	120,897
Electronic Arts, Inc.* (a)	8,000	145,520
McAfee, Inc.* (a)	5,600	187,600
Salesforce.com, Inc.* (a)	6,000	196,380

		1,069,498
Materials 6.3%
Chemicals 2.5%
Airgas, Inc.	6,400	216,384
Intrepid Potash, Inc.* (a)	10,600	195,570

		411,954
Construction Materials 0.7%
Martin Marietta Materials, Inc. (a)	1,400	111,020
Containers & Packaging 1.2%
Owens-Illinois, Inc.*	13,400	193,496
Metals & Mining 1.9%
Gerdau Ameristeel Corp.	44,000	135,080

Kinross Gold Corp.	9,700	173,339

		308,419
Telecommunication Services 2.3%
Wireless Telecommunication Services
American Tower Corp. "A"*	12,000	365,160
Utilities 1.6%
Electric Utilities
Allegheny Energy, Inc.	11,100	257,187

Total Common Stocks (Cost $20,284,248)		16,192,824
Securities Lending Collateral 29.6%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $4,789,404)	4,789,404	4,789,404
Cash Equivalents 0.2%
Cash Management QP Trust, 0.53% (b) (Cost $37,630)	37,630	37,630
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,111,282) †	129.7	21,019,858
Other Assets and Liabilities, Net	(29.7)	(4,813,282)

Net Assets	100.0	16,206,576

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $25,365,797. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $4,345,939. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $791,192 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,137,131.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $4,711,039 which is 29.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 20,982,228
Level 2	37,630

Level 3	-
Total	$ 21,019,858

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity - Equity Funds 53.8%
DWS Blue Chip VIP "A"	3,067	20,025
DWS Capital Growth VIP "A"	56,032	694,794
DWS Communications Fund "Institutional"	4,360	42,470
DWS Davis Venture Value VIP "A"	152,987	1,000,537
DWS Dreman High Return Equity VIP "A"	14,823	73,521
DWS Dreman Small Cap Value Fund "Institutional"	5,806	118,099
DWS Dreman Small Mid Cap Value VIP "A"	38,959	252,453
DWS Emerging Markets Equity Fund "Institutional"	27,221	269,218
DWS Equity 500 Index VIP "A"	98,358	836,042
DWS Global Opportunities VIP "A"	28,630	204,991
DWS Global Thematic VIP "A"	59,205	309,640
DWS Growth & Income VIP "A"	280,324	1,323,127
DWS Health Care VIP "A"	70,819	628,168
DWS International Select Equity VIP "A"	20,985	105,972
DWS International VIP "A"	129,874	740,283
DWS Janus Growth & Income VIP "A"	17,395	116,023
DWS Japan Equity Fund "S"	9,387	58,859
DWS Large Cap Value VIP "A"	299,531	2,399,245
DWS Mid Cap Growth VIP "A"	1,239	8,026
DWS RREEF Global Real Estate Securities Fund "Institutional"	16,974	71,970
DWS RREEF Real Estate Securities Fund "Institutional"	3,424	25,852
DWS S&P 500 Plus Fund "S"	42,724	336,668
DWS Small Cap Core Fund "S"	27,998	270,457
DWS Small Cap Growth VIP "A"	13,163	89,111
DWS Small Cap Index VIP "A"	34,748	254,702
DWS Technology VIP "A"	110,815	662,673

Total Equity Funds (Cost $19,365,929)		10,912,926
Equity - Exchange Traded Funds 9.3%
Consumer Discretionary Select Sector SPDR Fund	7,100	139,515
Consumer Staples Select Sector SPDR Fund	9,569	201,906
Energy Select Sector SPDR Fund	4,013	170,392
Financial Select Sector SPDR Fund	19,372	170,667
Industrial Select Sector SPDR Fund	9,679	178,384
iShares MSCI Australia Index Fund	9,826	131,570
iShares MSCI Canada Index Fund	12,485	205,503
iShares MSCI EAFE Small Cap Index Fund	3,852	87,055
iShares MSCI France Index Fund	1,827	31,425
iShares MSCI Switzerland Index Fund	6,492	98,873
iShares MSCI United Kingdom Index Fund	31,581	330,969
Utilities Select Sector SPDR Fund	5,100	130,254

Total Exchange Traded Funds (Cost $2,557,965)		1,876,513
Fixed Income - Bond Funds 32.7%
DWS Core Fixed Income VIP "A"	267,103	2,179,561
DWS Emerging Markets Fixed Income Fund "Institutional"	11,726	98,143
DWS Global Bond Fund "S"	82,495	778,749

DWS Government & Agency Securities VIP "A"	97,264	1,181,753
DWS High Income VIP "A"	123,913	600,978
DWS Inflation Protected Plus Fund "Institutional"	33,060	309,777
DWS Short Duration Plus Fund "Institutional"	27,496	243,891
DWS US Bond Index Fund "Institutional"	119,978	1,227,377

Total Fixed Income - Bond Funds (Cost $7,918,283)		6,620,229
Fixed Income – Money Market Fund 2.1%
Cash Management QP Trust (Cost $426,317)	426,317	426,317
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,268,494) †	97.9	19,835,985
Other Assets and Liabilities, Net	2.1	430,844

Net Assets	100.0	20,266,829

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $30,601,199. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $10,765,214. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,600 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,803,814.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 19,409,668
Level 2	426,317
Level 3	-
Total	$ 19,835,985

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.6%
Bank of America NA, 2.35%, 5/5/2009	3,500,000	3,500,000
Bank of Nova Scotia, 0.7%, 4/23/2009	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.02%, 6/15/2009	4,000,000	4,000,000
BNP Paribas:
0.81%, 4/27/2009	3,000,000	3,000,000
1.0%, 5/26/2009	3,750,000	3,750,000
1.0%, 8/10/2009	3,700,000	3,700,000
DnB NOR Bank ASA, 0.9%, 4/28/2009	4,000,000	4,000,000
Mizuho Corporate Bank Ltd., 1.0%, 6/10/2009	2,200,000	2,200,000
Nordea Bank Finland PLC, 0.91%, 5/4/2009	1,500,000	1,500,014
Rabobank Nederland NV, 0.72%, 5/29/2009	2,500,000	2,500,000
Societe Generale, 0.97%, 4/27/2009	3,800,000	3,800,000
Toronto-Dominion Bank:
2.0%, 5/12/2009	3,000,000	3,000,000
2.52%, 5/12/2009	2,200,000	2,200,048
Westpac Banking Corp., 1.2%, 4/13/2009	5,000,000	5,000,000

Total Certificates of Deposit and Bank Notes (Cost $46,150,062)		46,150,062
Commercial Paper 46.8%
Issued at Discount **
Alpine Securitization, 144A, 0.72%, 4/7/2009	3,500,000	3,499,580
BP Capital Markets PLC:
0.76%, 10/13/2009	2,200,000	2,190,943
0.78%, 10/22/2009	4,500,000	4,480,110
Caisse D'Amortissement de la Dette Sociale:
0.5%, 4/30/2009	950,000	949,617
0.65%, 4/3/2009	4,000,000	3,999,856
1.05%, 9/9/2009	2,000,000	1,990,608
Coca-Cola Co.:
0.52%, 7/6/2009	2,500,000	2,496,533
0.57%, 7/15/2009	3,500,000	3,494,181
0.65%, 8/12/2009	3,500,000	3,491,595
Eli Lilly & Co., 0.75%, 10/5/2009	3,500,000	3,486,365
European Investment Bank:
0.85%, 6/11/2009	2,500,000	2,495,809
2.13%, 5/5/2009	3,500,000	3,492,959
General Electric Capital Corp., 3.35%, 4/20/2009	4,000,000	3,992,928
Gotham Funding Corp., 144A, 0.72%, 5/4/2009	4,000,000	3,997,360
Government of Canada:
0.5%, 7/7/2009	500,000	499,326
0.5%, 7/8/2009	500,000	499,319
0.85%, 11/19/2009	1,500,000	1,491,783
0.9%, 11/30/2009	3,750,000	3,727,219
Hewlett-Packard Co.:
0.39%, 4/20/2009	3,500,000	3,499,280
0.48%, 6/3/2009	4,000,000	3,996,640
0.5%, 5/14/2009	3,000,000	2,998,208

Johnson & Johnson, 0.3%, 7/22/2009	3,900,000	3,896,360
Kingdom of Denmark:
0.35%, 5/5/2009	1,000,000	999,670
0.75%, 4/22/2009	4,000,000	3,998,250
Kreditanstalt fuer Wiederaufbau:
144A, 0.48%, 5/5/2009	1,500,000	1,499,320
144A, 0.6%, 8/27/2009	3,000,000	2,992,600
144A, 0.75%, 9/3/2009	3,000,000	2,990,313
Liberty Street Funding LLC, 144A, 0.75%, 5/19/2009	2,000,000	1,998,000
LMA Americas LLC, 144A, 0.62%, 4/17/2009	2,000,000	1,999,449
Nieuw Amsterdam Receivables Corp., 144A, 0.62%, 4/17/2009	4,000,000	3,998,898
Oesterreichische Kontrollbank AG, 0.32%, 5/11/2009	1,500,000	1,499,467
Pacific Gas & Electric Co., 144A, 0.9%, 4/2/2009	10,000,000	9,999,750
Pfizer, Inc.:
0.5%, 5/11/2009	4,000,000	3,997,778
1.15%, 4/6/2009	2,000,000	1,999,681
1.3%, 4/15/2009	3,000,000	2,998,483
Procter & Gamble International Funding SCA:
144A, 0.64%, 9/4/2009	4,000,000	3,988,907
144A, 0.65%, 8/11/2009	3,800,000	3,790,943
Rabobank USA Financial Corp., 0.74%, 7/15/2009	3,500,000	3,492,446
Roche Holdings, Inc., 144A, 0.35%, 6/17/2009	5,500,000	5,495,883
San Paolo IMI US Financial Co., 0.7%, 4/6/2009	2,300,000	2,299,776
Shell International Finance BV, 2.4%, 5/11/2009	2,000,000	1,994,667
Societe Generale North America, Inc.:
1.0%, 6/15/2009	1,500,000	1,496,875
1.01%, 5/4/2009	2,500,000	2,497,685
Starbird Funding Corp.:
144A, 0.8%, 6/29/2009	10,000,000	9,980,222
144A, 1.0%, 6/22/2009	3,000,000	2,993,167
Thunder Bay Funding LLC, 4.15%, 4/20/2009	4,000,000	3,991,239
Total Capital Canada Ltd., 144A, 0.63%, 6/17/2009	2,500,000	2,496,631
Total Capital SA, 144A, 0.34%, 4/3/2009	4,000,000	3,999,925
Toyota Motor Credit Corp., 2.1%, 4/1/2009	5,000,000	5,000,000
Victory Receivables Corp.:
144A, 0.7%, 4/23/2009	3,800,000	3,798,374
144A, 0.78%, 6/11/2009	2,000,000	1,996,923
144A, 0.8%, 5/22/2009	5,000,000	4,994,475
Wal-Mart Stores, Inc., 0.75%, 9/8/2009	2,000,000	1,993,333

Total Commercial Paper (Cost $171,939,709)		171,939,709
Short Term Notes* 12.9%
Abbey National Treasury Services PLC, 0.941%, 4/24/2009	1,500,000	1,500,000
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	1,000,000	1,000,000
144A, 1.512%, 7/10/2009	1,000,000	1,000,000
Bank of Nova Scotia, 1.585%, 5/6/2009	3,300,000	3,300,000
BNP Paribas, 1.441%, 5/13/2009	1,500,000	1,500,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	2,500,000	2,500,000
General Electric Capital Corp., 0.561%, 9/24/2009	10,000,000	10,000,000
Inter-American Development Bank, 1.203%, 2/19/2010	3,900,000	3,900,000
International Bank for Reconstruction & Development, 1.124%, 2/1/2010	3,000,000	3,000,000
Intesa Sanpaolo SpA, 1.056%, 5/13/2009	2,800,000	2,800,000
JPMorgan Chase & Co., 1.465%, 4/3/2009	4,000,000	3,999,999
Kreditanstalt fuer Wiederaufbau, 1.182%, 1/21/2010	2,500,000	2,500,000
Metropolitan Life Global Funding I, 144A, 1.647%, 5/11/2009	750,000	750,000

National Australia Bank Ltd., 1.631%, 4/7/2009	1,250,000	1,250,000
Natixis, 1.542%, 4/6/2009	3,000,000	3,000,000
Rabobank Nederland NV, 144A, 1.431%, 10/9/2009	2,000,000	2,000,000
Royal Bank of Canada, 144A, 0.956%, 7/15/2009	1,800,000	1,800,000
Svenska Handelsbanken AB, 144A, 1.509%, 5/26/2009	1,500,000	1,500,000

Total Short Term Notes (Cost $47,299,999)		47,299,999
Supranational 2.5%
Inter-American Development Bank, 0.35% **, 6/10/2009	3,300,000	3,297,754
International Bank for Reconstruction & Development, 0.43% **, 6/18/2009	6,000,000	5,994,410

Total Supranational (Cost $9,292,164)		9,292,164
Government & Agency Obligations 18.8%
US Government Sponsored Agencies 16.4%
Federal Home Loan Bank:
0.45% *, 4/3/2009	1,200,000	1,200,000
0.797% **, 12/4/2009	2,000,000	1,989,022
0.84% *, 3/11/2010	2,500,000	2,499,693
2.304% **, 5/12/2009	1,250,000	1,246,640
2.322% **, 4/14/2009	5,200,000	5,195,306
2.851% **, 4/20/2009	2,000,000	1,996,833
Federal Home Loan Mortgage Corp.:
0.526% *, 9/18/2009	2,000,000	1,998,622
0.546% **, 8/3/2009	5,000,000	4,990,528
0.597% **, 9/15/2009	2,000,000	1,994,433
0.597% **, 9/21/2009	3,200,000	3,190,773
0.666% **, 4/2/2009	5,000,000	4,999,820
1.087% *, 9/25/2009	3,800,000	3,805,342
1.72% **, 5/27/2009	2,000,000	1,994,556
Federal National Mortgage Association:
0.441% **, 5/20/2009	4,500,000	4,497,244
1.233% **, 6/11/2009	4,000,000	3,990,139
1.681% **, 6/30/2009	2,500,000	2,489,375
1.721% **, 5/29/2009	4,300,000	4,287,876
1.884% **, 7/27/2009	8,000,000	7,950,600

		60,316,802
US Treasury Obligations 2.4%
US Treasury Bills:
0.3% **, 7/23/2009	2,000,000	1,998,117
0.345% **, 7/30/2009	2,000,000	1,997,700
0.48% **, 1/14/2010	2,500,000	2,490,400
0.99% **, 5/15/2009	2,200,000	2,197,338

		8,683,555

Total Government & Agency Obligations (Cost $69,000,357)		69,000,357
Repurchase Agreements 6.6%
JPMorgan Securities, Inc., 0.24%, dated 3/31/2009, to be repurchased at $24,145,161 on 4/1/2009 (a) (Cost $24,145,000)	24,145,000	24,145,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $367,827,291) †	100.2	367,827,291
Other Assets and Liabilities, Net	(0.2)	(591,435)

Net Assets	100.0	367,235,856

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $367,827,291.
(a)	Collateralized by $23,808,705 Federal Home Loan Mortgage Corp., with various coupon rates from 4.5-6.5%, with various maturities on 9/1/2020-9/1/2037 with a value of $24,628,995.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	367,827,291
Level 3	-
Total	$ 367,827,291

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 91.8%
Consumer Discretionary 11.4%
Diversified Consumer Services 1.6%
Capella Education Co.*	17,300	916,900
Hotels Restaurants & Leisure 3.8%
Buffalo Wild Wings, Inc.* (a)	45,400	1,660,732
Burger King Holdings, Inc.	21,500	493,425

		2,154,157
Specialty Retail 6.0%
Advance Auto Parts, Inc.	25,400	1,043,432
Children's Place Retail Stores, Inc.* (a)	36,500	798,985
Guess?, Inc.	43,800	923,304
Urban Outfitters, Inc.*	37,700	617,149

		3,382,870
Consumer Staples 5.4%
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	30,500	813,130
Food Products 2.3%
Corn Products International, Inc.	19,900	421,880
Green Mountain Coffee Roasters, Inc.* (a)	15,800	758,400
Zhongpin, Inc.*	14,900	132,312

		1,312,592
Personal Products 1.7%
Chattem, Inc.*	14,300	801,515
NBTY, Inc.*	9,100	128,128

		929,643
Energy 9.9%
Energy Equipment & Services 3.6%
CARBO Ceramics, Inc. (a)	18,100	514,764
Dril-Quip, Inc.*	41,600	1,277,120
T-3 Energy Services, Inc.*	19,300	227,354

		2,019,238
Oil, Gas & Consumable Fuels 6.3%
Arena Resources, Inc.*	29,200	744,016
BPZ Resources, Inc.* (a)	197,300	730,010
Carrizo Oil & Gas, Inc.* (a)	84,100	746,808
EXCO Resources, Inc.*	72,700	727,000
Goodrich Petroleum Corp.* (a)	33,000	638,880

		3,586,714
Financials 7.3%
Capital Markets 2.2%
Riskmetrics Group, Inc.* (a)	37,000	528,730
Waddell & Reed Financial, Inc. "A"	40,200	726,414

		1,255,144

Commercial Banks 0.6%
PrivateBancorp., Inc. (a)	22,600	326,796
Diversified Financial Services 1.9%
Portfolio Recovery Associates, Inc.* (a)	39,320	1,055,349
Insurance 2.6%
eHealth, Inc.*	93,700	1,500,137
Health Care 22.2%
Biotechnology 4.1%
Alexion Pharmaceuticals, Inc.*	18,800	708,008
BioMarin Pharmaceutical, Inc.* (a)	26,300	324,805
Celera Corp.*	29,800	227,374
Cubist Pharmaceuticals, Inc.*	15,000	245,400
Regeneron Pharmaceuticals, Inc.*	21,100	292,446
United Therapeutics Corp.*	8,100	535,329

		2,333,362
Health Care Equipment & Supplies 4.8%
Hologic, Inc.*	56,400	738,276
Masimo Corp.*	19,100	553,518
NuVasive, Inc.* (a)	19,400	608,772
Thoratec Corp.*	31,000	796,390

		2,696,956
Health Care Providers & Services 9.1%
Amedisys, Inc.* (a)	11,500	316,135
AMERIGROUP Corp.*	23,900	658,206
Centene Corp.*	38,700	697,374
Genoptix, Inc.*	40,900	1,115,752
Gentiva Health Services, Inc.*	38,600	586,720
MEDNAX, Inc.*	34,600	1,019,662
Psychiatric Solutions, Inc.* (a)	48,800	767,624

		5,161,473
Health Care Technology 0.6%
Cerner Corp.* (a)	7,700	338,569
Life Sciences Tools & Services 1.8%
Covance, Inc.*	9,100	324,233
ICON PLC (ADR)	24,000	387,600
Illumina, Inc.*	8,800	327,712

		1,039,545
Pharmaceuticals 1.8%
Mylan, Inc.* (a)	52,600	705,366
Par Pharmaceutical Companies, Inc.*	31,100	294,517

		999,883
Industrials 12.5%
Aerospace & Defense 3.1%
BE Aerospace, Inc.*	125,000	1,083,750
Curtiss-Wright Corp.	24,700	692,835

		1,776,585
Commercial Services & Supplies 0.8%
Team, Inc.*	38,000	445,360
Construction & Engineering 0.6%
MYR Group, Inc.*	22,000	335,500

Electrical Equipment 1.6%
Baldor Electric Co. (a)	40,300	583,947
General Cable Corp.*	16,100	319,102

		903,049
Machinery 1.5%
Astec Industries, Inc.*	21,100	553,453
Terex Corp.*	34,000	314,500

		867,953
Professional Services 2.8%
FTI Consulting, Inc.*	5,800	286,984
Huron Consulting Group, Inc.*	18,900	801,927
Korn/Ferry International*	56,100	508,266

		1,597,177
Road & Rail 2.1%
Knight Transportation, Inc.	32,700	495,732
Old Dominion Freight Line, Inc.*	28,400	667,116

		1,162,848
Information Technology 20.9%
Electronic Equipment, Instruments & Components 2.8%
Itron, Inc.* (a)	33,500	1,586,225
Internet Software & Services 2.8%
Bankrate, Inc.* (a)	15,200	379,240
LoopNet, Inc.* (a)	116,300	707,104
Omniture, Inc.* (a)	37,700	497,263

		1,583,607
IT Services 5.5%
CyberSource Corp.*	108,100	1,600,961
Forrester Research, Inc.*	50,000	1,028,000
ManTech International Corp. "A"*	12,300	515,370

		3,144,331
Semiconductors & Semiconductor Equipment 5.3%
Atheros Communications* (a)	52,000	762,320
Cavium Networks, Inc.*	55,250	637,585
Microsemi Corp.*	48,300	560,280
Netlogic Microsystems, Inc.* (a)	37,600	1,033,248

		2,993,433
Software 4.5%
Blackboard, Inc.* (a)	34,700	1,101,378
Concur Technologies, Inc.* (a)	33,700	646,703
FalconStor Software, Inc.* (a)	149,100	356,349
Informatica Corp.*	32,600	432,276

		2,536,706
Materials 2.2%
Chemicals 1.4%
Airgas, Inc.	23,700	801,297
Containers & Packaging 0.8%
Silgan Holdings, Inc.	8,600	451,844

Total Common Stocks (Cost $69,959,596)		52,008,373
Exchange Traded Funds 4.5%
iShares Russell 2000 Index Fund (a)	28,700	1,203,678
SPDR S&P Biotech (a)	28,042	1,350,222

Total Exchange Traded Funds (Cost $2,715,431)		2,553,900

Securities Lending Collateral 26.8%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $15,161,415)	15,161,415	15,161,415
Cash Equivalents 4.4%
Cash Management QP Trust, 0.53% (b) (Cost $2,496,009)	2,496,009	2,496,009
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,332,451) †	127.5	72,219,697
Other Assets and Liabilities, Net	(27.5)	(15,575,000)

Net Assets	100.0	56,644,697

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $90,366,617. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $18,146,920. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,075,467 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,222,387.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $15,011,701 which is 26.5% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 69,723,688
Level 2	2,496,009
Level 3	-
Total	$ 72,219,697

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Strategic Income VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 52.3%
Consumer Discretionary 3.6%
AMC Entertainment, Inc., 8.0%, 3/1/2014	105,000	86,100
American Achievement Corp., 144A, 8.25%, 4/1/2012	30,000	21,750
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	54,911	8,237
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	65,000	30,550
8.0%, 3/15/2014	30,000	14,550
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	120,000	68,400
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	50,000	3,500
Carrols Corp., 9.0%, 1/15/2013	30,000	25,800
Cox Communications, Inc., 144A, 8.375%, 3/1/2039	270,000	253,327
CSC Holdings, Inc.:
6.75%, 4/15/2012	50,000	48,125
Series B, 7.625%, 4/1/2011	55,000	54,588
DIRECTV Holdings LLC, 7.625%, 5/15/2016	145,000	142,100
DISH DBS Corp.:
6.375%, 10/1/2011	100,000	96,500
6.625%, 10/1/2014	65,000	58,175
7.125%, 2/1/2016	80,000	71,600
Dollarama Group Holdings LP, 8.573% ***, 8/15/2012 (b)	52,000	23,400
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015	65,000	1,950
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	55,000	39,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	23,100
Hertz Corp., 8.875%, 1/1/2014	115,000	69,719
Idearc, Inc., 8.0%, 11/15/2016 **	125,000	3,281
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	40,000	21,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	39,000	23,010
Kabel Deutschland GmbH, 10.625%, 7/1/2014	150,000	151,500
Lamar Media Corp., Series C, 6.625%, 8/15/2015	40,000	28,800
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	85,000	63,750
Norcraft Holdings LP, 9.75%, 9/1/2012	155,000	122,450
Penske Automotive Group, Inc., 7.75%, 12/15/2016	125,000	62,500
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	40,000	35,200
Quebecor Media, Inc., 7.75%, 3/15/2016	40,000	30,400
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **	45,000	1,575
Reader's Digest Association, Inc., 9.0%, 2/15/2017	50,000	2,875
Sabre Holdings Corp., 8.35%, 3/15/2016	50,000	19,000
Seminole Hard Rock Entertainment, Inc., 144A, 3.82% ***, 3/15/2014	65,000	33,800
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	50,000	20,750
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	185,000	1,850
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	55,000	16,225
Time Warner Cable, Inc., 8.25%, 4/1/2019	260,000	267,182
Travelport LLC:
5.886% ***, 9/1/2014	45,000	14,400
9.875%, 9/1/2014	10,000	3,950
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **	15,000	1,200

United Components, Inc., 9.375%, 6/15/2013		10,000	3,900
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	150,000	175,375
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	100,000	110,938
144A, 8.0%, 11/1/2016	EUR	50,000	50,819
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		18,857	165
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		275,000	30

			2,407,396
Consumer Staples 1.5%
Alliance One International, Inc., 8.5%, 5/15/2012		20,000	17,000
Altria Group, Inc.:
8.5%, 11/10/2013		45,000	48,805
9.7%, 11/10/2018		25,000	27,213
10.2%, 2/6/2039		200,000	204,307
Campbell Soup Co., 4.5%, 2/15/2019		150,000	149,512
Delhaize America, Inc.:
8.05%, 4/15/2027		20,000	19,409
9.0%, 4/15/2031		132,000	140,296
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		40,000	24,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	100,350
Reynolds American, Inc., 6.75%, 6/15/2017		180,000	153,665
Viskase Companies, Inc., 11.5%, 6/15/2011		225,000	135,000

			1,020,157
Energy 6.4%
Anadarko Petroleum Corp., 7.625%, 3/15/2014		360,000	357,694
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		115,000	83,950
Belden & Blake Corp., 8.75%, 7/15/2012		310,000	215,450
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	52,500
Chaparral Energy, Inc., 8.5%, 12/1/2015		110,000	37,950
Chesapeake Energy Corp.:
6.25%, 1/15/2018		75,000	58,500
6.875%, 1/15/2016		170,000	142,800
7.25%, 12/15/2018		110,000	90,337
7.5%, 6/15/2014		25,000	22,563
Colorado Interstate Gas Co., 6.8%, 11/15/2015		30,000	28,122
Delta Petroleum Corp., 7.0%, 4/1/2015		100,000	32,000
Dynegy Holdings, Inc., 6.875%, 4/1/2011 (c)		15,000	13,350
El Paso Corp.:
7.25%, 6/1/2018		140,000	119,000
9.625%, 5/15/2012		50,000	47,991
EXCO Resources, Inc., 7.25%, 1/15/2011		95,000	73,625
Forest Oil Corp., 144A, 7.25%, 6/15/2019		35,000	27,650
Frontier Oil Corp.:
6.625%, 10/1/2011		40,000	39,000
8.5%, 9/15/2016		80,000	78,800
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012		15,000	13,781
Halliburton Co., 6.15%, 9/15/2019		60,000	60,968
Hess Corp., 8.125%, 2/15/2019		130,000	134,013
KCS Energy, Inc., 7.125%, 4/1/2012		240,000	217,200
Marathon Oil Corp., 7.5%, 2/15/2019		180,000	181,348
Mariner Energy, Inc.:
7.5%, 4/15/2013		60,000	44,400
8.0%, 5/15/2017		95,000	62,700
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	79,650
ONEOK Partners LP, 8.625%, 3/1/2019		340,000	343,081

OPTI Canada, Inc.:
7.875%, 12/15/2014		90,000	39,375
8.25%, 12/15/2014		160,000	71,600
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		460,000	384,100
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015		30,000	26,400
9.125%, 7/15/2013		65,000	62,400
Plains Exploration & Production Co.:
7.0%, 3/15/2017		60,000	47,700
7.625%, 6/1/2018		110,000	89,100
Quicksilver Resources, Inc., 7.125%, 4/1/2016		170,000	80,750
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		85,000	82,025
Stone Energy Corp.:
6.75%, 12/15/2014		105,000	41,475
8.25%, 12/15/2011		160,000	84,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		25,000	21,573
Tesoro Corp., 6.5%, 6/1/2017		60,000	45,300
Valero Energy Corp., 9.375%, 3/15/2019		275,000	283,902
Whiting Petroleum Corp.:
7.25%, 5/1/2012		125,000	102,812
7.25%, 5/1/2013		20,000	15,700
Williams Companies, Inc., 8.125%, 3/15/2012		180,000	182,700

			4,319,335
Financials 20.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		125,000	48,125
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	27,506
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		30,000	1,800
CIT Group, Inc., 5.4%, 2/13/2012		400,000	257,886
Citigroup, Inc., 6.5%, 8/19/2013		25,000	22,973
Commonwealth Bank of Australia, 8.7% ***, 7/21/2016		1,000,000	988,440
Conproca SA de CV, REG S, 12.0%, 6/16/2010		207,300	215,592
Depfa ACS Bank, 144A, 9.5% ***, 10/6/2023		1,000,000	827,000
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		125,000	88,995
7.875%, 6/15/2010		140,000	115,697
FPL Group Capital, Inc., 6.0%, 3/1/2019		550,000	562,915
GMAC LLC, 144A, 6.875%, 9/15/2011		297,000	211,054
Hawker Beechcraft Acquisition Co., LLC, 8.875%, 4/1/2015 (PIK)		100,000	11,250
Hexion US Finance Corp., 9.75%, 11/15/2014		35,000	7,700
Inmarsat Finance PLC, 10.375%, 11/15/2012		135,000	138,375
International Lease Finance Corp., 3.5%, 4/1/2009		490,000	490,000
iPayment, Inc., 9.75%, 5/15/2014		45,000	23,400
Kreditanstalt fuer Wiederaufbau:
2.05%, 2/16/2026	JPY	300,000,000	2,872,556
5.0%, 7/4/2011	EUR	2,350,000	3,328,910
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		50,000	5,000
MetLife, Inc., 7.717%, 2/15/2019		365,000	327,281
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		90,000	1,350
NiSource Finance Corp.:
6.15%, 3/1/2013		10,000	8,734
7.875%, 11/15/2010		75,000	73,699
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	64,000
Pacific Life Global Funding, 144A, 2.27% ***, 2/6/2016		386,000	336,719
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		50,000	49,875
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		13,000	13,260

Sprint Capital Corp.:
7.625%, 1/30/2011		50,000	46,250
8.375%, 3/15/2012		20,000	18,000
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019		535,000	533,830
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	1,000,000	1,353,843
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		150,000	375
UCI Holdco, Inc., 9.32% ***, 12/15/2013 (PIK)		71,164	5,693
Universal City Development Partners Ltd., 11.75%, 4/1/2010		235,000	201,512
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,975
Wind Acquisition Finance SA, 144A, 9.75%, 12/1/2015	EUR	100,000	116,253

			13,405,823
Health Care 3.0%
Abbott Laboratories, 5.125%, 4/1/2019		440,000	442,521
Boston Scientific Corp., 6.0%, 6/15/2011		75,000	72,750
Community Health Systems, Inc., 8.875%, 7/15/2015		265,000	250,425
HCA, Inc.:
9.125%, 11/15/2014		95,000	89,300
9.25%, 11/15/2016		290,000	263,900
9.625%, 11/15/2016 (PIK)		145,000	115,637
HEALTHSOUTH Corp., 10.75%, 6/15/2016		50,000	49,000
IASIS Healthcare LLC, 8.75%, 6/15/2014		75,000	70,500
McKesson Corp., 7.5%, 2/15/2019		95,000	100,833
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		20,000	18,050
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		55,000	31,900
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	85,737
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		75,000	62,250
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		150,000	132,375
WellPoint, Inc., 7.0%, 2/15/2019		230,000	230,124

			2,015,302
Industrials 3.0%
Actuant Corp., 6.875%, 6/15/2017		40,000	33,900
Allied Waste North America, Inc., 6.5%, 11/15/2010		40,000	39,800
ARAMARK Corp., 8.5%, 2/1/2015 (c)		20,000	18,400
BE Aerospace, Inc., 8.5%, 7/1/2018 (c)		105,000	87,544
Belden, Inc., 7.0%, 3/15/2017		45,000	36,900
Boeing Co., 6.0%, 3/15/2019		150,000	154,062
Bombardier, Inc., 144A, 6.75%, 5/1/2012		100,000	79,500
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		130,000	114,050
Cenveo Corp., 144A, 10.5%, 8/15/2016		55,000	30,869
Congoleum Corp., 8.625%, 8/1/2008 **		125,000	37,500
Esco Corp., 144A, 8.625%, 12/15/2013		95,000	72,200
General Cable Corp., 3.81% ***, 4/1/2015		55,000	38,912
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	40,000
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014		230,000	229,982
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		55,000	19,250
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		95,000	75,050
7.625%, 12/1/2013		155,000	125,550
9.375%, 5/1/2012		150,000	136,500
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (c)		100,000	82,750
Mobile Mini, Inc., 9.75%, 8/1/2014		65,000	48,262
Moog, Inc., 144A, 7.25%, 6/15/2018		20,000	18,450
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		75,000	42,750

R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		165,000	9,075
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		45,000	36,450
Titan International, Inc., 8.0%, 1/15/2012		195,000	152,100
TransDigm, Inc., 7.75%, 7/15/2014 (c)		30,000	27,975
United Rentals North America, Inc.:
6.5%, 2/15/2012		125,000	100,000
7.0%, 2/15/2014		175,000	88,375
US Concrete, Inc., 8.375%, 4/1/2014		55,000	22,000
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		35,000	13,650

			2,011,806
Information Technology 1.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		165,000	62,700
Alion Science & Technology Corp., 10.25%, 2/1/2015		40,000	6,000
L-3 Communications Corp.:
5.875%, 1/15/2015		160,000	148,400
Series B, 6.375%, 10/15/2015		80,000	75,400
7.625%, 6/15/2012		195,000	195,731
MasTec, Inc., 7.625%, 2/1/2017		65,000	52,894
SunGard Data Systems, Inc., 10.25%, 8/15/2015		135,000	94,500
Vangent, Inc., 9.625%, 2/15/2015		35,000	22,750

			658,375
Materials 3.3%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		25,000	15,063
ARCO Chemical Co., 9.8%, 2/1/2020 **		405,000	40,500
Barrick Gold Corp., 6.95%, 4/1/2019		310,000	311,415
Cascades, Inc., 7.25%, 2/15/2013		55,000	30,663
Chemtura Corp., 6.875%, 6/1/2016 **		45,000	20,250
Clondalkin Acquisition BV, 144A, 3.32% ***, 12/15/2013		75,000	47,062
CPG International I, Inc., 10.5%, 7/1/2013		130,000	61,100
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	72,800
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014 (c)		10,000	9,800
8.25%, 4/1/2015		145,000	138,837
8.375%, 4/1/2017		280,000	261,800
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		117,192	58,596
10.0%, 3/15/2015		119,040	59,520
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		35,000	32,375
9.5%, 12/1/2011		50,000	49,937
Hexcel Corp., 6.75%, 2/1/2015		195,000	164,775
Huntsman LLC, 11.625%, 10/15/2010		243,000	240,570
Innophos, Inc., 8.875%, 8/15/2014		35,000	28,700
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		130,000	105,950
Metals USA Holdings Corp., 7.685% ***, 7/1/2012 (PIK)		35,952	8,449
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		35,000	11,725
NewMarket Corp., 7.125%, 12/15/2016		110,000	87,175
NewPage Corp., 10.0%, 5/1/2012		110,000	38,225
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	65,000	74,269
Pliant Corp., 11.85%, 6/15/2009 (PIK) **		10	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		25,000	31
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		110,000	101,200
The Mosaic Co., 144A, 7.375%, 12/1/2014		85,000	83,300
Witco Corp., 6.875%, 2/1/2026 **		20,000	5,200

Wolverine Tube, Inc., 10.5%, 4/1/2009		85,000	73,100

			2,232,391
Telecommunication Services 4.3%
AT&T, Inc., 6.55%, 2/15/2039		132,000	119,722
BCM Ireland Preferred Equity Ltd., 144A, 8.959% ***, 2/15/2017 (PIK)	EUR	69,138	3,564
Centennial Communications Corp.:
10.0%, 1/1/2013		40,000	42,500
10.125%, 6/15/2013		90,000	93,150
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		145,000	138,475
8.375%, 1/15/2014 (c)		55,000	51,700
Cricket Communications, Inc.:
9.375%, 11/1/2014		120,000	114,300
144A, 10.0%, 7/15/2015		100,000	96,250
Frontier Communications Corp.:
6.25%, 1/15/2013		45,000	40,781
9.25%, 5/15/2011		35,000	35,525
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		29,280	14,054
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	200,000	128,874
Intelsat Corp.:
144A, 9.25%, 8/15/2014		25,000	23,500
144A, 9.25%, 6/15/2016		250,000	231,250
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		130,000	121,225
iPCS, Inc., 3.295% ***, 5/1/2013		35,000	26,250
MetroPCS Wireless, Inc.:
144A, 9.25%, 11/1/2014		15,000	14,475
9.25%, 11/1/2014		150,000	145,500
Millicom International Cellular SA, 10.0%, 12/1/2013		265,000	259,038
Qwest Corp.:
7.25%, 9/15/2025		20,000	13,200
7.875%, 9/1/2011		135,000	132,975
8.875%, 3/15/2012		30,000	29,625
Sprint Nextel Corp., 6.0%, 12/1/2016		75,000	53,625
Stratos Global Corp., 9.875%, 2/15/2013		30,000	27,900
Telesat Canada, 144A, 11.0%, 11/1/2015		170,000	141,100
Verizon Communications, Inc.:
6.35%, 4/1/2019		360,000	355,658
7.35%, 4/1/2039		180,000	175,331
Virgin Media Finance PLC:
8.75%, 4/15/2014		120,000	113,400
8.75%, 4/15/2014	EUR	85,000	99,944
Windstream Corp.:
7.0%, 3/15/2019		60,000	52,800
8.625%, 8/1/2016		10,000	9,825

			2,905,516
Utilities 6.2%
AES Corp.:
8.0%, 10/15/2017		10,000	8,575
144A, 8.0%, 6/1/2020		110,000	89,100
144A, 8.75%, 5/15/2013		315,000	310,275
9.5%, 6/1/2009		75,000	74,906
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		470,000	475,367
Appalachian Power Co., 7.95%, 1/15/2020		550,000	564,467
CMS Energy Corp., 8.5%, 4/15/2011		225,000	226,196
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019		500,000	566,047
Edison Mission Energy, 7.0%, 5/15/2017		55,000	40,150

Electricite de France, 144A, 6.5%, 1/26/2019	430,000	442,961
Energy Future Holdings Corp., 10.875%, 11/1/2017	65,000	41,925
Intergas Finance BV, REG S, 6.875%, 11/4/2011	275,000	192,500
Knight, Inc., 6.5%, 9/1/2012	90,000	83,925
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	126,100
Mirant North America LLC, 7.375%, 12/31/2013	60,000	54,300
NRG Energy, Inc.:
7.25%, 2/1/2014	125,000	117,500
7.375%, 2/1/2016	105,000	97,650
7.375%, 1/15/2017	90,000	83,700
NV Energy, Inc.:
6.75%, 8/15/2017	105,000	83,332
8.625%, 3/15/2014	25,000	23,563
Oncor Electric Delivery Co., 7.0%, 9/1/2022	45,000	41,964
Pacific Gas & Electric Co., 6.25%, 3/1/2039	180,000	178,303
Regency Energy Partners LP, 8.375%, 12/15/2013	80,000	68,000
Reliant Energy, Inc., 7.875%, 6/15/2017	85,000	67,150
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	275,000	137,500

		4,195,456

Total Corporate Bonds (Cost $41,236,168)		35,171,557
Commercial Mortgage-Backed Securities 2.4%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040	814,000	654,906
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.634% ***, 7/15/2041	500,000	141,086
Morgan Stanley Capital I, "AJ", Series 2007-HQ11, 5.508%, 2/12/2044	360,000	72,000
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2007-C32, 5.924% ***, 6/15/2049	780,000	632,248
"AJ", Series 2007-C34, 6.147% ***, 5/15/2046	550,000	110,000

Total Commercial Mortgage-Backed Securities (Cost $2,148,367)		1,610,240
Collateralized Mortgage Obligations 2.9%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 5.464% ***, 2/25/2034	315,937	248,309
FannieMae Grantor Trust, "1A4", Series 2004-T2, 7.5%, 11/25/2043	983,495	1,053,877
Residential Funding Mortgage Securities I, "3A1", Series 2005-SA2, 5.145% ***, 6/25/2035	523,833	456,751
Wells Fargo Mortgage Backed Securities Trust, "3A1", Series 2004-EE, 4.435% ***, 12/25/2034	204,755	177,250

Total Collateralized Mortgage Obligations (Cost $1,919,895)		1,936,187
Asset-Backed 1.9%
Credit Card Receivables
Bank One Issuance Trust, "B2", Series 2004-B2, 4.37%, 4/15/2012	550,000	536,354
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 0.956% ***, 5/15/2014	1,000,000	720,380

Total Asset-Backed (Cost $1,494,859)		1,256,734
Mortgage-Backed Securities Pass-Throughs 6.1%
Federal National Mortgage Association, 5.5%, 5/1/2035 (d)	1,000,000	1,037,813
Government National Mortgage Association:
4.5%, 2/1/2038 (d)	1,000,000	1,022,500
5.0%, 8/1/2036 (d)	2,000,000	2,073,710

Total Mortgage-Backed Securities Pass-Throughs (Cost $4,080,234)		4,134,023

Government & Agency Obligations 29.8%
Sovereign Bonds 18.7%
Federal Republic of Germany, Series 06, 4.0%, 7/4/2016	EUR	150,000	215,508
Federative Republic of Brazil:
8.875%, 10/14/2019		715,000	840,125
12.5%, 1/5/2016	BRL	250,000	109,941
Government of Canada, 4.5%, 6/1/2015	CAD	350,000	318,209
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,300,000	1,686,194
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	85,000,000	809,975
Republic of Argentina, 5.83%, 12/31/2033	ARS	436	37
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		170,000	170,850
Republic of Colombia, 8.25%, 12/22/2014		170,000	188,700
Republic of El Salvador, 144A, 7.65%, 6/15/2035		156,000	113,880
Republic of Greece:
3.6%, 7/20/2016	EUR	500,000	601,318
4.5%, 9/20/2037	EUR	500,000	533,300
Republic of Indonesia, 144A, 6.875%, 3/9/2017		440,000	365,200

Republic of Panama:
7.125%, 1/29/2026		166,000	156,870
9.375%, 1/16/2023		500,000	525,000
Republic of Peru:
6.55%, 3/14/2037 (c)		470,000	420,650
7.35%, 7/21/2025		815,000	819,075
Republic of Philippines, 8.375%, 2/15/2011		20,000	21,750
Republic of Poland, 5.875%, 2/3/2014	EUR	190,000	253,211
Republic of Turkey:
7.0%, 9/26/2016		305,000	292,800
7.25%, 3/15/2015		80,000	79,200
11.75%, 6/15/2010		475,000	513,000
Republic of Uruguay:
7.625%, 3/21/2036		60,000	48,000
9.25%, 5/17/2017		105,000	111,300
Russian Federation, REG S, 7.5%, 3/31/2030		643,200	606,493
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		100,000	92,000
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	1,500,000	2,417,930
United Mexican States, Series A, 5.875%, 1/15/2014		220,000	227,480

			12,537,996
US Government Sponsored Agencies 1.8%
Federal Home Loan Bank, 7.45% ***, 10/16/2023		600,000	600,000
Federal National Mortgage Association:
1.75%, 3/23/2011		360,000	362,317
8.45% ***, 2/27/2023		250,000	240,000

			1,202,317
US Treasury Obligations 9.3%
US Treasury Bills:
0.04% ****, 5/21/2009 (e)		41,000	40,991
0.13% ****, 6/11/2009 (e)		761,000	760,727
US Treasury Bonds:
4.5%, 5/15/2038		396,000	462,330
5.25%, 11/15/2028		800,000	984,000
US Treasury Inflation-Indexed Note, 2.0%, 4/15/2012		832,296	856,224
US Treasury Notes:
1.875%, 2/28/2014		790,000	798,643
2.75%, 2/15/2019		1,511,000	1,519,265

4.875%, 4/30/2011	800,000	866,938

		6,289,118

Total Government & Agency Obligations (Cost $20,708,832)		20,029,431
Loan Participations and Assignments 1.8%
Senior Loans*** 1.6%
Buffets, Inc.:
Letter of Credit, LIBOR minus 0.1%, 1.872%, 5/1/2013 (PIK)	13,573	1,119
Term Loan 2, LIBOR plus 7.25%, 9.222%, 4/30/2009 (PIK)	47,321	3,904
Term Loan 3, LIBOR plus 7.25%, 9.222%, 4/30/2009 (PIK)	4,714	389
Term Loan, LIBOR plus 7.25%, 9.222%, 11/1/2013 (PIK)	98,432	8,120
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 3.972%, 3/6/2014	103,950	84,763
Term Loan, LIBOR plus 5.0%, 6.972%, 3/6/2014	114,138	105,577
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.472%, 10/10/2014	191,515	126,712
Term Loan B3, LIBOR plus 3.5%, 5.472%, 10/10/2014	459,188	302,490
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.472%, 6/20/2013	37,569	20,381
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.222%, 9/16/2013	29,623	21,921
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 5.222%, 6/14/2014	55,000	8,525

Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 1.972%, 3/26/2014	2,405	1,105
Term Loan, LIBOR plus 2.0%, 3.972%, 3/26/2014	40,952	18,815
HCA, Inc., Term Loan A, LIBOR plus 2.0%, 3.972%, 11/16/2012	155,450	134,853
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 4.222%, 5/5/2013	151,956	53,489
Term Loan C2, LIBOR plus 2.25%, 4.222%, 5/5/2013	41,230	14,513
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.222%, 6/13/2014 (PIK)	74,527	31,674
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 3.972%, 9/30/2014	48,590	25,784
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.222%, 8/23/2013	23,588	16,000
Term Loan B, LIBOR plus 3.25%, 5.222%, 8/23/2014	23,588	16,000
Telesat Canada:
Term Delayed Draw, LIBOR plus 3.0%, 4.972%, 10/31/2014	4,750	4,172
Term Loan II, LIBOR plus 3.0%, 4.972%, 10/31/2014	60,807	53,412
Tribune Co., Term Loan B, LIBOR plus 3.0%, 4.972%, 6/4/2014 **	88,875	23,965

		1,077,683
Sovereign Loans 0.2%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	105,000	37,039
Gazprom, 144A, 6.51%, 3/7/2022	130,000	83,850

		120,889

Total Loan Participations and Assignments (Cost $2,047,487)		1,198,572
Municipal Bonds and Notes 1.6%
Tacoma, WA, Electric System Revenue, Series A, Prerefunded, 5.75%, 1/1/2020 (f) (Cost $1,061,998)	1,000,000	1,092,100
Preferred Securities 0.6%
Financials
BNP Paribas Capital Trust, 144A, 9.003%, 10/27/2010 (g)	360,000	162,617
HSBC Capital Funding LP, Series 1, 144A, 9.547%, 6/30/2010 (g)	200,000	136,474
ING Capital Funding Trust III, 8.439%, 12/31/2010 (g)	400,000	116,660
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	35,000	24,649

Total Preferred Securities (Cost $590,357)			440,400
		Shares	Value ($)

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*		15,600	1,626
Industrials 0.0%
Dayton Superior Corp. 144A, Expiration Date 6/15/2009*		10	0

Total Warrants (Cost $0)			1,626
		Units	Value ($)

Other Investments 0.0%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $67,492)		85,000	21,250
		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*		940	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		2,058	1,749

Total Common Stocks (Cost $19,822)			1,749
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*		10,000	0
Series AI, 144A, 12.0%*		20,000	0

Convertible Preferred Stocks (Cost $4,191)			0
		Contract Amount	Value ($)

Call Options Purchased 0.1%
Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 1.72% versus the one-year EUR LIBOR expiring on March 14, 2012, Expiration Date 3/10/2011 (Cost $54,651)	EUR	36,700,000	57,293
		Shares	Value ($)

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.78% (h) (i) (Cost $678,925)		678,925	678,925
Cash Equivalents 4.4%
Cash Management QP Trust, 0.53% (h) (Cost $2,990,078)		2,990,078	2,990,078

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,103,356) †	104.9	70,620,165
Other Assets and Liabilities, Net	(4.9)	(3,328,450)

Net Assets	100.0	67,291,715

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Non-income producing security.

**				Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	405,000	USD	423,400	40,500
CanWest MediaWorks LP	9.25%	8/1/2015	50,000	USD	50,000	3,500
Chemtura Corp.	6.875%	6/1/2016	45,000	USD	40,450	20,250
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	37,500
Idearc, Inc.	8.0%	11/15/2016	125,000	USD	99,731	3,281
New ASAT (Finance) Ltd.	9.25%	2/1/2011	90,000	USD	75,700	1,350
Pliant Corp.	11.85%	6/15/2009	10	USD	10	4
Quebecor World, Inc.	9.75%	1/15/2015	45,000	USD	45,000	1,575
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	15,888	31
Tribune Co.	4.972%	6/4/2014	88,875	USD	88,819	23,965
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	375
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	15,000	USD	10,838	1,200
Witco Corp.	6.875%	2/1/2026	20,000	USD	18,250	5,200
Young Broadcasting, Inc.	8.75%	1/15/2014	275,000	USD	224,631	30
					1,321,690	138,761

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $79,171,249. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $8,551,084. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $990,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,541,704.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 6/30/2009.
(c)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $661,452 which is 1.0% of net assets.
(d)				When-issued or delayed delivery security included.
(e)				At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)				Bond is insured by this company:
Insurance Coverage						As a % of Total Investment Portfolio
Financial Security Assurance, Inc.						1.5
(g)				Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)				Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	6/15/2009	4	316,373	313,831	(2,542)
10 Year US Treasury Note	6/19/2009	7	848,442	868,547	20,105
2 Year US Treasury Note	6/30/2009	14	3,034,758	3,050,469	15,711
ASX SPI 200 Index	6/18/2009	1	58,933	61,990	3,057
Federal Republic of Germany Euro-Schatz	6/8/2009	31	4,465,509	4,460,303	(5,206)
FTSE 100 Index	6/19/2009	20	1,083,118	1,114,878	31,760
Hang Seng Index	4/29/2009	3	266,480	262,354	(4,126)
NASDAQ E-Mini 100 Index	6/19/2009	9	210,270	222,750	12,480
S&P E-Mini 500 Index	6/19/2009	9	339,546	357,660	18,114
S&P MIB Index	6/19/2009	1	89,321	102,488	13,167
United Kingdom Long Gilt Bond	6/26/2009	19	3,305,093	3,358,969	53,876
Total net unrealized appreciation					156,396

At March 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	6/19/2009	12	1,188,821	1,205,901	(17,080)
10 Year Japanese Government Bond	6/11/2009	3	4,205,143	4,186,998	18,145
DJ Euro Stoxx 50 Index	6/19/2009	5	130,651	132,395	(1,744)
Federal Republic of Germany Euro-Bund	6/8/2009	7	1,146,742	1,157,224	(10,482)
IBEX 35 Index	4/17/2009	2	201,358	207,089	(5,731)
Russell E-Mini 2000 Index	6/19/2009	20	783,053	842,600	(59,547)
S&P TSE 60 Index	6/18/2009	1	80,903	83,439	(2,536)

TOPIX Index	6/12/2009	9	632,823	706,470	(73,647)
Total net unrealized depreciation					(152,622)

At March 31, 2009, open written options contracts were as follows:
Written Options				Contract Amount	Expiration Date	Value ($)*

Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010				3,000,000	10/13/2009	41,040
Option on an interest rate swap for the obligation to receive a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010				3,000,000	9/18/2009	124
Total Call Options (Premiums received $35,475)					41,164

Put Options
Option on an interest rate swap for the obligation to pay a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010				3,000,000	10/13/2009	448
Option on an interest rate swap for the obligation to pay a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010				3,000,000	9/18/2009	83,992
Total Put Options (Premiums received $35,475)					84,440

Total Written Options (Premiums received $70,950)					125,604

*	Unrealized depreciation at March 31, 2009 was ($54,654).
At March 31, 2009, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/9/2009 3/20/2014	175,000[1]	4.35%	CBS Corp., 4.625%, 5/15/2018, BBB	6,791	—	6,791
(j)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
At March 31, 2009, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

12/1/2008 12/1/2010	1,900,000[2]	0.35%	Citi Global Interest Rate Strategy Index	(35,341)	3,800	(39,141)
Counterparties:
1				Morgan Stanley
2				Citigroup, Inc.

As of March 31, 2009, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	201,863	CAD	260,000	4/15/2009	4,360
USD	1,754,888	CHF	2,087,000	4/15/2009	79,128
USD	293,737	NZD	573,000	4/15/2009	32,798
USD	634,680	AUD	984,000	4/15/2009	48,727
USD	539,736	SEK	4,735,000	4/15/2009	36,276
USD	69,467	NOK	482,000	4/15/2009	2,205
EUR	5,200	USD	7,074	4/20/2009	165
EUR	72,200	USD	98,216	4/20/2009	2,296
EUR	3,250,000	USD	4,404,868	4/27/2009	95,406
GBP	850,000	USD	1,248,090	4/27/2009	32,773
Total unrealized appreciation					334,134

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	1,156,316	JPY	112,376,000	4/15/2009	(20,791)
EUR	1,362,000	USD	1,745,185	4/15/2009	(64,300)
GBP	249,000	USD	342,636	4/15/2009	(14,655)
EUR	119,800	USD	157,211	4/20/2009	(1,947)
EUR	575,500	USD	755,217	4/20/2009	(9,354)
USD	1,020,581	CAD	1,250,000	4/27/2009	(28,823)
Total unrealized depreciation					(139,870)

Currency Abbreviations
ARS	Argentina Peso	GBP	British Pound
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities	Options Written, at Value	Other Financial Instruments††
Level 1	$ 678,925	$ -	$ 3,774
Level 2	68,265,777	(125,604)	161,914
Level 3	1,675,463	-	-
Total	$ 70,620,165	$ (125,604)	$ 165,688

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, forward foreign currency exchange contracts, credit default and total return swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 1,877,583
Total realized gain (loss)	(19,939)
Change in unrealized appreciation (depreciation)	(70,609)
Amortization premium/discount	(5,161)
Net purchases (sales)	(106,246)
Net transfers in (out) of Level 3	(165)
Balance as of March 31, 2009	$ 1,675,463
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ (105,011)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures, options, forward foreign currency exchange contracts and swaps.

Primary Underlying Risk Disclosure	Futures	Options	Forward Currency Contracts	Swaps
Interest Rate Contracts	$ 72,527	$ (54,654)	$ -	$ (39,141)
Foreign Exchange Contracts	$ -	$ -	$ 194,264	$ -
Credit Contracts	$ -	$ -	$ -	$ 6,791
Equity Contracts	$ (68,753)	$ -	$ -	$ -
Commodity Contracts	$ -	$ -	$ -	$ -
Other Contracts	$ -	$ -	$ -	$ -

Futures. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Options. The Fund may enter into options on interest rate swaps. The Fund may enter into option contracts in order to enhance potential gain. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid.

Forward Foreign Currency Exchange Contracts. Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also invest in forward currency contracts as part of its global tactical asset allocation overlay strategy. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

Swaps. The Fund may buy/sell credit default swap contracts to obtain short/long exposure to certain bonds. Under certain circumstances, this may be a more efficient way for the fund to create exposure to an issuer than trading for the actual underlying bonds themselves. The Fund may enter into total return swap transactions to hedge against market and interest rate risk or to enhance returns. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 91.5%
Consumer Discretionary 1.4%
Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	3,900	286,416
Media 0.9%
Grupo Televisa SA (ADR)	38,300	522,412
Financials 0.4%
Real Estate Investment Trusts
DuPont Fabros Technology, Inc. (REIT) (a)	33,100	227,728
Information Technology 89.7%
Communications Equipment 18.6%
Cisco Systems, Inc.*	174,400	2,924,688
Comverse Technology, Inc.*	24,800	142,352
Corning, Inc.	21,700	287,959
F5 Networks, Inc.* (a)	22,900	479,755
Harris Corp.	10,600	306,764
Infinera Corp.* (a)	25,500	188,700
Juniper Networks, Inc.* (a)	19,400	292,164
Nokia Oyj (ADR)	42,200	492,474
Polycom, Inc.*	63,300	974,187
QUALCOMM, Inc.	90,416	3,518,087
Research In Motion Ltd.* (a)	20,400	878,628
Sonus Networks, Inc.* (a)	228,600	358,902

		10,844,660
Computers & Peripherals 19.1%
Apple, Inc.*	34,900	3,668,688
Data Domain, Inc.* (a)	24,500	307,965
EMC Corp.*	67,900	774,060
Hewlett-Packard Co.	88,500	2,837,310
International Business Machines Corp.	22,200	2,150,958
SanDisk Corp.* (a)	20,200	255,530
Sun Microsystems, Inc.*	38,100	278,892
Synaptics, Inc.* (a)	32,450	868,362

		11,141,765
Internet Software & Services 11.6%
Akamai Technologies, Inc.* (a)	7,400	143,560
Digital River, Inc.* (a)	14,200	423,444
eBay, Inc.*	29,700	373,032
Equinix, Inc.* (a)	6,100	342,515
Google, Inc. "A"*	13,400	4,664,004
Yahoo!, Inc.*	63,900	818,559

		6,765,114
IT Services 5.3%
Cognizant Technology Solutions Corp. "A"*	21,100	438,669
Fiserv, Inc.*	26,100	951,606

Global Payments, Inc.	25,300	845,273
MasterCard, Inc. "A" (a)	2,100	351,708
Visa, Inc. "A" (a)	9,400	522,640

		3,109,896
Semiconductors & Semiconductor Equipment 17.0%
Altera Corp.	16,400	287,820
Applied Materials, Inc.	26,700	287,025
ASML Holding NV (NY Registered Shares)	28,800	504,288
Broadcom Corp. "A"*	33,000	659,340
Cymer, Inc.* (a)	16,000	356,160
FormFactor, Inc.* (a)	20,200	364,004
Intel Corp.	163,389	2,459,004
KLA-Tencor Corp. (a)	19,800	396,000
Marvell Technology Group Ltd.*	62,200	569,752
MediaTek, Inc.	25,487	241,311
MEMC Electronic Materials, Inc.*	8,100	133,569
Microchip Technology, Inc. (a)	16,000	339,040
Microsemi Corp.*	26,500	307,400
MKS Instruments, Inc.*	11,200	164,304
Monolithic Power Systems, Inc.* (a)	11,500	178,250
National Semiconductor Corp. (a)	15,500	159,185
Netlogic Microsystems, Inc.* (a)	15,600	428,688
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	76,107	681,158
Texas Instruments, Inc.	43,300	714,883
Varian Semiconductor Equipment Associates, Inc.* (a)	18,600	402,876
Xilinx, Inc. (a)	14,400	275,904

		9,909,961
Software 18.1%
Activision Blizzard, Inc.*	47,400	495,804
Adobe Systems, Inc.*	20,900	447,051
Amdocs Ltd.*	17,000	314,840
ANSYS, Inc.*	5,600	140,560
Ariba, Inc.*	42,200	368,406
BMC Software, Inc.*	16,300	537,900
Check Point Software Technologies Ltd.*	26,900	597,449
Citrix Systems, Inc.*	12,600	285,264
Electronic Arts, Inc.*	13,800	251,022
Informatica Corp.*	36,300	481,338
McAfee, Inc.*	25,200	844,200
Microsoft Corp.	111,800	2,053,766
Nintendo Co., Ltd.	1,200	352,002
Oracle Corp.*	140,500	2,538,835
Salesforce.com, Inc.* (a)	6,300	206,199
Symantec Corp.*	28,300	422,802
VanceInfo Technologies, Inc. (ADR)*	46,100	230,500

		10,567,938

Total Common Stocks (Cost $57,552,006)		53,375,890
Exchange-Traded Fund 4.7%
PowerShares QQQ (Cost $2,667,221)	89,900	2,725,768
Securities Lending Collateral 12.8%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $7,481,046)	7,481,046	7,481,046

Cash Equivalents 2.3%
Cash Management QP Trust, 0.53% (b) (Cost $1,335,814)	1,335,814	1,335,814
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $69,036,087) †	111.3	64,918,518
Other Assets and Liabilities, Net	(11.3)	(6,594,267)

Net Assets	100.0	58,324,251

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $75,293,002. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $10,374,484. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,299,732 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,674,216.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $7,374,202 which is 12.6% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 62,989,391
Level 2	1,929,127
Level 3	-
Total	$ 64,918,518

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 100.7%
Consumer Discretionary 21.1%
Diversified Consumer Services 0.8%
ITT Educational Services, Inc.* (a)	2,600	315,692
Hotels Restaurants & Leisure 6.7%
Darden Restaurants, Inc.	19,970	684,172
Starwood Hotels & Resorts Worldwide, Inc. (a)	31,740	403,098
WMS Industries, Inc.* (a)	22,535	471,207
Wynn Resorts Ltd.* (a)	18,350	366,449
Yum! Brands, Inc.	25,020	687,550

		2,612,476
Household Durables 2.5%
Pulte Homes, Inc. (a)	52,420	572,951
Toll Brothers, Inc.*	23,440	425,670

		998,621
Media 0.4%
Cablevision Systems Corp. (New York Group) "A" (a)	11,420	147,775
Multiline Retail 2.7%
Kohl's Corp.*	16,740	708,437
Nordstrom, Inc. (a)	20,230	338,852

		1,047,289
Specialty Retail 6.0%
Best Buy Co., Inc.	12,880	488,925
GameStop Corp. "A"*	24,790	694,616
Guess?, Inc.	28,350	597,618
Urban Outfitters, Inc.* (a)	36,270	593,740

		2,374,899
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.*	17,870	298,429
Deckers Outdoor Corp.* (a)	9,100	482,664

		781,093
Consumer Staples 4.8%
Beverages 1.1%
Hansen Natural Corp.* (a)	11,890	428,040
Food & Staples Retailing 1.3%
Whole Foods Market, Inc. (a)	32,080	538,944
Household Products 0.9%
Clorox Co.	6,700	344,916
Personal Products 1.5%
Alberto-Culver Co.	25,940	586,503
Energy 9.1%
Energy Equipment & Services 3.9%
Cameron International Corp.*	23,260	510,092
Dresser-Rand Group, Inc.*	16,920	373,932

1 |

Weatherford International Ltd.*	60,320	667,742

		1,551,766
Oil, Gas & Consumable Fuels 5.2%
CONSOL Energy, Inc.	20,720	522,973
Petrohawk Energy Corp.*	20,300	390,369
Range Resources Corp.	12,844	528,659
Southwestern Energy Co.*	19,790	587,565

		2,029,566
Financials 7.5%
Capital Markets 4.2%
BlackRock, Inc. (a)	2,960	384,918
Northern Trust Corp.	11,500	687,930
T. Rowe Price Group, Inc. (a)	20,140	581,241

		1,654,089
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.*	8,640	643,421
Insurance 0.9%
Aon Corp.	8,190	334,316
Real Estate Investment Trusts 0.8%
Digital Realty Trust, Inc. (REIT) (a)	8,900	295,302
Health Care 12.4%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.* (a)	14,310	538,915
Myriad Genetics, Inc.* (a)	11,220	510,173
United Therapeutics Corp.* (a)	5,050	333,755

		1,382,843
Health Care Equipment & Supplies 2.0%
Intuitive Surgical, Inc.* (a)	1,830	174,509
St. Jude Medical, Inc.*	16,240	589,999

		764,508
Health Care Providers & Services 3.7%
Aetna, Inc.	8,520	207,292
AmerisourceBergen Corp.	9,140	298,512
DaVita, Inc.*	7,990	351,160
Express Scripts, Inc.*	8,390	387,366
Omnicare, Inc. (a)	8,230	201,553

		1,445,883
Life Sciences Tools & Services 1.6%
Illumina, Inc.* (a)	17,240	642,018
Pharmaceuticals 1.6%
Allergan, Inc.	13,450	642,372
Industrials 12.4%
Aerospace & Defense 1.1%
Precision Castparts Corp.	7,100	425,290
Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc. (a)	13,110	597,947
Airlines 0.7%
Continental Airlines, Inc. "B"* (a)	29,150	256,812
Commercial Services & Supplies 1.9%
Covanta Holding Corp.* (a)	15,080	197,397

| 2

Stericycle, Inc.* (a)	11,620	554,623

		752,020
Construction & Engineering 2.3%
Jacobs Engineering Group, Inc.*	9,490	366,883
Quanta Services, Inc.* (a)	24,520	525,954

		892,837
Electrical Equipment 1.1%
AMETEK, Inc.	7,020	219,515
First Solar, Inc.* (a)	1,730	229,571

		449,086
Machinery 2.1%
Cummins, Inc.	15,450	393,203
Parker Hannifin Corp.	12,180	413,876

		807,079
Professional Services 0.9%
Robert Half International, Inc. (a)	20,690	368,903
Trading Companies & Distributors 0.8%
Fastenal Co. (a)	9,370	301,292
Information Technology 22.8%
Communications Equipment 2.4%
F5 Networks, Inc.* (a)	26,810	561,670
Juniper Networks, Inc.* (a)	24,570	370,024

		931,694
Computers & Peripherals 1.3%
NetApp, Inc.*	34,270	508,567
Internet Software & Services 2.3%
Omniture, Inc.* (a)	25,310	333,839
VeriSign, Inc.* (a)	13,050	246,254
VistaPrint Ltd.* (a)	12,370	340,051

		920,144
Semiconductors & Semiconductor Equipment 10.0%
Altera Corp.	41,720	732,186
ASML Holding NV (NY Registered) (a)	12,010	210,295
Atheros Communications* (a)	21,250	311,525
Broadcom Corp. "A"*	35,680	712,886
KLA-Tencor Corp.	25,910	518,200
Lam Research Corp.*	21,910	498,891
PMC-Sierra, Inc.* (a)	41,970	267,769
Varian Semiconductor Equipment Associates, Inc.* (a)	31,320	678,391

		3,930,143
Software 6.8%
Activision Blizzard, Inc.*	47,010	491,724
Adobe Systems, Inc.*	24,090	515,285
BMC Software, Inc.*	7,170	236,610
Check Point Software Technologies Ltd.*	14,140	314,049
McAfee, Inc.*	23,840	798,640
Salesforce.com, Inc.* (a)	9,420	308,317

		2,664,625
Materials 5.5%
Chemicals 2.4%
Airgas, Inc.	7,520	254,251
CF Industries Holdings, Inc.	4,190	298,035

3 |

Ecolab, Inc.	11,290	392,101

		944,387
Construction Materials 1.0%
Martin Marietta Materials, Inc. (a)	4,660	369,538
Metals & Mining 2.1%
Alcoa, Inc.	26,210	192,382
Nucor Corp.	6,190	236,272
Steel Dynamics, Inc. (a)	46,290	407,815

		836,469
Telecommunication Services 2.8%
Wireless Telecommunication Services
American Tower Corp. "A"*	16,570	504,225
MetroPCS Communications, Inc.* (a)	33,940	579,695

		1,083,920
Utilities 2.3%
Electric Utilities 1.5%
PPL Corp.	20,410	585,971
Gas Utilities 0.8%
Questar Corp.	10,170	299,303

Total Common Stocks (Cost $43,506,247)		39,488,359
Securities Lending Collateral 26.1%
Daily Assets Fund Institutional, 0.78% (b) (c) (Cost $10,231,226)	10,231,226	10,231,226
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $53,737,473) †	126.8	49,719,585
Other Assets and Liabilities, Net	(26.8)	(10,512,132)

Net Assets	100.0	39,207,453

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $54,770,427. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $5,050,842. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,821,276 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,872,118.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2009 amounted to $10,176,773 which is 26.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust

| 4

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 49,719,585
Level 2	-
Level 3	-
Total	$ 49,719,585

5 |

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 20, 2009